USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (10.4%):
Activision Blizzard, Inc.	216,601	$11,463
Alphabet, Inc., Class C(a)	189,461	230,952
Altice USA, Inc., Class A(a)	24,414	700
AT&T, Inc.	2,255,595	85,351
CBS Corp., Class B	97,358	3,930
CenturyLink, Inc.	304,719	3,803
Charter Communications, Inc., Class A(a)	54,738	22,559
Comcast Corp., Class A	1,357,953	61,218
Discovery Communications, Inc., Class A(a)	39,696	1,057
DISH Network Corp., Class A(a)	67,957	2,315
Electronic Arts, Inc.(a)	86,988	8,509
Facebook, Inc., Class A(a)	694,528	123,682
Fox Corp., Class A	97,933	3,088
InterActive Corp., Class A(a)	19,909	4,340
Liberty Broadband Corp., Class A(a)	51,899	5,424
Liberty Media Corp-Liberty SiriusXM, Class A(a)	86,190	3,583
Live Nation Entertainment, Inc.(a)	39,662	2,631
Match Group, Inc.(b)	10,168	726
Netflix, Inc.(a)	126,506	33,856
Omnicom Group, Inc.	68,771	5,385
Pinterest, Inc.(a)(b)	24,974	661
Sirius XM Holdings, Inc.(b)	469,609	2,937
Snap, Inc.(a)(b)	297,643	4,703
Sprint Corp.(a)	215,208	1,328
Take-Two Interactive Software, Inc.(a)	35,153	4,406
The Walt Disney Co.	502,977	65,548
T-Mobile US, Inc.(a)	103,931	8,186
Twitter, Inc.(a)	235,034	9,683
Verizon Communications, Inc.	1,264,626	76,333
Viacom, Inc., Class B	92,771	2,229
		790,586
Consumer Discretionary (10.2%):
Advance Auto Parts, Inc.	21,228	3,511
Amazon.com, Inc.(a)	135,977	236,043
Aramark	69,682	3,037
AutoZone, Inc.(a)	6,716	7,284
Best Buy Co., Inc.	67,830	4,680
Booking Holdings, Inc.(a)	13,238	25,981
Bright Horizons Family Solutions, Inc.(a)	16,808	2,563
Burlington Stores, Inc.(a)	17,457	3,488
CarMax, Inc.(a)	46,993	4,135
Carnival Corp.	135,118	5,906
Carvana Co.(a)(b)	3,352	221
Chewy, Inc.(a)	15,727	387
Chipotle Mexican Grill, Inc.(a)	8,565	7,199
D.R. Horton, Inc.	101,841	5,368
Darden Restaurants, Inc.	35,582	4,207
Dollar General Corp.	72,196	11,475
Dollar Tree, Inc.(a)	66,398	7,580
eBay, Inc.	272,229	10,611
Expedia, Inc.	41,534	5,583
Ford Motor Co.	1,193,697	10,934
General Motors Co., Class C	373,092	13,984
Genuine Parts Co.	45,144	4,496
Hasbro, Inc.	33,518	3,978
Hilton Worldwide Holdings, Inc.	89,002	8,287
Las Vegas Sands Corp.(c)	124,507	7,192
Lennar Corp., Class A	81,820	4,570
Lowe’s Cos., Inc.	236,828	26,042

Security Description	Shares	Value
Marriott International, Inc., Class A	89,779	$11,166
McDonald’s Corp.	218,419	46,896
MGM Resorts International	136,006	3,770
Nike, Inc., Class B	397,927	37,373
Norwegian Cruise Line Holdings Ltd.(a)	57,366	2,970
NVR, Inc.(a)	1,015	3,773
O’Reilly Automotive, Inc.(a)	24,450	9,744
Roku, Inc.(a)	5,594	569
Ross Stores, Inc.	100,276	11,015
Royal Caribbean Cruises Ltd.	44,116	4,779
Starbucks Corp.	370,364	32,747
Target Corp.	160,032	17,109
Tesla, Inc.(a)	39,043	9,404
The Home Depot, Inc.	343,683	79,741
The TJX Cos., Inc.	378,787	21,114
Tiffany & Co.	35,927	3,328
Tractor Supply Co.	37,683	3,408
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	18,260	4,577
Vail Resorts, Inc.	10,970	2,496
VF Corp.	108,382	9,645
Wayfair, Inc.(a)(b)	14,463	1,622
Wynn Resorts Ltd.	29,735	3,233
Yum! Brands, Inc.	90,544	10,270
		759,491
Consumer Staples (7.9%):
Altria Group, Inc.	584,397	23,902
Archer-Daniels-Midland Co.	156,554	6,430
Beyond Meat, Inc.(a)	3,259	484
Brown-Forman Corp., Class B(b)	81,563	5,121
Campbell Soup Co.	66,335	3,112
Church & Dwight Co., Inc.	76,099	5,726
Colgate-Palmolive Co.	259,696	19,090
Conagra Brands, Inc.	132,607	4,068
Constellation Brands, Inc., Class A	52,220	10,824
Costco Wholesale Corp.	133,040	38,330
General Mills, Inc.	173,256	9,551
Hormel Foods Corp.	91,274	3,991
Kellogg Co.	82,847	5,331
Keurig Dr Pepper, Inc.(b)	87,878	2,401
Kimberly-Clark Corp.	107,387	15,254
Lamb Weston Holdings, Inc.	42,323	3,078
McCormick & Co., Inc.	30,383	4,749
Molson Coors Brewing Co., Class B	41,963	2,413
Mondelez International, Inc., Class A	440,460	24,367
Monster Beverage Corp.(a)	121,534	7,056
PepsiCo, Inc.	424,043	58,136
Philip Morris International, Inc.	475,737	36,123
Sysco Corp.	157,165	12,479
The Clorox Co.	39,366	5,979
The Coca-Cola Co.	1,276,449	69,490
The Estee Lauder Cos., Inc., Class A	63,061	12,546
The Hershey Co.	43,251	6,703
The J.M. Smucker Co.	35,530	3,909
The Kraft Heinz Co.	204,483	5,712
The Kroger Co.	251,974	6,496
The Procter & Gamble Co.	767,003	95,400
Tyson Foods, Inc., Class A	76,768	6,613
Walgreens Boots Alliance, Inc.	252,521	13,967
Walmart, Inc.	461,926	54,821
		583,652

Security Description	Shares	Value
Energy (4.3%):
Baker Hughes, Inc.	138,825	$3,221
Cheniere Energy, Inc.(a)	77,020	4,857
Chevron Corp.	576,225	68,340
Concho Resources, Inc.	46,828	3,180
ConocoPhillips	349,304	19,903
Continental Resources, Inc.(a)	29,730	915
Diamondback Energy, Inc.	43,315	3,894
EOG Resources, Inc.	164,096	12,179
Exxon Mobil Corp.	1,279,882	90,372
Halliburton Co.	272,994	5,146
Hess Corp.	78,818	4,767
Kinder Morgan, Inc.	662,440	13,653
Marathon Oil Corp.	242,036	2,970
Marathon Petroleum Corp.	198,260	12,044
Noble Energy, Inc.	122,648	2,755
Occidental Petroleum Corp.	279,667	12,437
ONEOK, Inc.	126,214	9,301
Phillips 66	138,825	14,216
Pioneer Natural Resources Co.	52,609	6,617
Schlumberger Ltd.	423,546	14,473
The Williams Cos., Inc.	378,506	9,107
Valero Energy Corp.	128,957	10,992
		325,339
Financials (13.3%):
Aflac, Inc.	232,853	12,183
Alleghany Corp.(a)	4,321	3,447
Ally Financial, Inc.	118,833	3,941
American Express Co.	225,150	26,630
American International Group, Inc.	271,675	15,133
Ameriprise Financial, Inc.	41,826	6,153
Annaly Capital Management, Inc.	440,491	3,876
Arch Capital Group Ltd.(a)	96,922	4,069
Arthur J. Gallagher & Co.	57,256	5,128
AXA Equitable Holdings, Inc.	83,972	1,861
Bank of America Corp.	2,844,915	82,986
BB&T Corp.	239,241	12,768
Berkshire Hathaway, Inc., Class B(a)	685,537	142,605
BlackRock, Inc., Class A	37,089	16,528
Brown & Brown, Inc.	73,261	2,642
Capital One Financial Corp.	142,050	12,924
CBOE Holdings, Inc.	31,933	3,669
Cincinnati Financial Corp.	47,200	5,507
Citigroup, Inc.	707,112	48,847
Citizens Financial Group, Inc.	141,664	5,011
CME Group, Inc.	88,276	18,657
CNA Financial Corp.	9,821	484
Comerica, Inc.	48,153	3,178
Discover Financial Services	94,733	7,682
E*TRADE Financial Corp.	75,620	3,304
Erie Indemnity Co., Class A	5,771	1,071
Everest Re Group Ltd.	9,375	2,495
FactSet Research Systems, Inc.	11,567	2,810
Fidelity National Financial, Inc., Class A	77,720	3,452
Fifth Third BanCorp.	205,245	5,620
First Republic Bank	51,471	4,977
Franklin Resources, Inc.	96,793	2,793
Globe Life, Inc.	32,172	3,081
Hartford Financial Services Group, Inc.	112,917	6,844
Huntington Bancshares, Inc.	299,339	4,272
Intercontinental Exchange, Inc.	172,420	15,909

Security Description	Shares	Value
JPMorgan Chase & Co.	991,950	$116,742
KeyCorp	311,632	5,560
Lincoln National Corp.	63,204	3,812
Loews Corp.	78,192	4,025
M&T Bank Corp.	39,980	6,316
Markel Corp.(a)	4,325	5,112
MarketAxess Holdings, Inc.	9,296	3,044
Marsh & McLennan Co., Inc.	147,954	14,803
MetLife, Inc.	265,608	12,526
Moody’s Corp.	54,236	11,109
Morgan Stanley	420,368	17,937
MSCI, Inc.	26,450	5,759
Nasdaq, Inc.	38,138	3,789
Northern Trust Corp. (d)	66,562	6,212
Principal Financial Group, Inc.	75,101	4,291
Prudential Financial, Inc.	126,817	11,407
Raymond James Financial, Inc.	41,547	3,426
Regions Financial Corp.	316,489	5,007
Reinsurance Group of America, Inc.	18,924	3,026
S&P Global, Inc.	74,438	18,237
State Street Corp.	112,880	6,681
SunTrust Banks, Inc.	137,173	9,438
SVB Financial Group(a)	14,623	3,055
Synchrony Financial	208,514	7,108
T. Rowe Price Group, Inc.	73,865	8,439
TD Ameritrade Holding Corp.	69,132	3,228
The Allstate Corp.	104,049	11,308
The Bank of New York Mellon Corp.	289,644	13,095
The Charles Schwab Corp.	368,717	15,423
The Goldman Sachs Group, Inc.	114,273	23,682
The PNC Financial Services Group, Inc.	139,526	19,556
The Progressive Corp.	182,413	14,091
The Travelers Co., Inc.	79,226	11,780
U.S. Bancorp	481,590	26,651
W.R. Berkley Corp.	44,555	3,218
Wells Fargo & Co.	1,344,736	67,828
		1,009,258
Health Care (13.1%):
Abbott Laboratories	539,455	45,136
AbbVie, Inc.	437,466	33,125
Agilent Technologies, Inc.	89,352	6,847
Alexion Pharmaceuticals, Inc.(a)	56,034	5,488
Align Technology, Inc.(a)	24,464	4,426
Allergan PLC	102,392	17,232
AmerisourceBergen Corp.	50,447	4,153
Amgen, Inc.	178,486	34,540
Anthem, Inc.	78,646	18,883
Baxter International, Inc.	159,355	13,939
Becton, Dickinson & Co.	71,837	18,172
Biogen, Inc.(a)	55,464	12,913
BioMarin Pharmaceutical, Inc.(a)	45,336	3,056
Bio-Rad Laboratories, Inc., Class A(a)	5,883	1,958
Boston Scientific Corp.(a)	379,513	15,442
Bristol-Myers Squibb Co.	494,797	25,091
Cardinal Health, Inc.	93,101	4,393
Celgene Corp.(a)	220,294	21,875
Centene Corp.(a)	115,527	4,998
Cerner Corp.	101,648	6,929
Cigna Corp.	108,546	16,476
CVS Health Corp.	384,425	24,246
Danaher Corp.	209,504	30,259

Security Description	Shares	Value
Dentsply Sirona, Inc.	71,546	$3,814
Dexcom, Inc.(a)	26,045	3,887
Edwards Lifesciences Corp.(a)	65,127	14,322
Elanco Animal Health, Inc.(a)	99,329	2,641
Eli Lilly & Co.	280,903	31,413
Exact Sciences Corp.(a)	39,913	3,607
Gilead Sciences, Inc.	372,096	23,583
HCA Healthcare, Inc.	90,040	10,843
Hologic, Inc.(a)	56,406	2,848
Humana, Inc.	38,627	9,876
IDEXX Laboratories, Inc.(a)	25,451	6,921
Illumina, Inc.(a)	40,600	12,352
Incyte Pharmaceuticals, Inc.(a)	66,982	4,972
Intuitive Surgical, Inc.(a)	32,265	17,421
IQVIA Holdings, Inc.(a)	60,961	9,106
Johnson & Johnson	803,139	103,911
Laboratory Corp. of America Holdings(a)	30,443	5,114
McKesson Corp.	57,462	7,853
Merck & Co., Inc.	787,281	66,273
Mettler-Toledo International, Inc.(a)	6,443	4,538
Pfizer, Inc.	1,734,152	62,308
Quest Diagnostics, Inc.	38,880	4,161
Regeneron Pharmaceuticals, Inc.(a)	20,908	5,800
ResMed, Inc.	44,318	5,988
Seattle Genetics, Inc.(a)	40,310	3,442
Stryker Corp.	105,502	22,820
Teleflex, Inc.	11,685	3,970
The Cooper Co., Inc.	13,505	4,011
Thermo Fisher Scientific, Inc.	122,307	35,625
UnitedHealth Group, Inc.	293,723	63,832
Universal Health Services, Inc., Class B	24,303	3,615
Varian Medical Systems, Inc.(a)	28,109	3,348
Veeva Systems, Inc., Class A(a)	31,775	4,852
Vertex Pharmaceuticals, Inc.(a)	63,159	10,700
Waters Corp.(a)	19,874	4,436
WellCare Health Plans, Inc.(a)	13,234	3,430
West Pharmaceutical Services, Inc.	19,329	2,741
Zimmer Biomet Holdings, Inc.	63,970	8,781
Zoetis, Inc.	136,922	17,059
		985,791
Industrials (9.0%):
3M Co.	174,366	28,666
American Airlines Group, Inc.	109,696	2,959
AMETEK, Inc.	71,168	6,535
Arconic, Inc.	136,300	3,544
C.H. Robinson Worldwide, Inc.	39,513	3,350
Caterpillar, Inc.	172,989	21,851
Cintas Corp.	29,913	8,020
Copart, Inc.(a)	68,552	5,507
CoStar Group, Inc.(a)(c)	11,174	6,628
CSX Corp.	236,786	16,402
Cummins, Inc.	49,194	8,002
Deere & Co.	93,805	15,823
Delta Air Lines, Inc.	191,569	11,033
Dover Corp.	42,528	4,234
Eaton Corp. PLC, ADR	132,159	10,989
Emerson Electric Co.	185,919	12,430
Equifax, Inc.	32,576	4,582
Expeditors International of Washington, Inc.	52,593	3,907
Fastenal Co.	178,768	5,841
FedEx Corp.	74,539	10,851

Security Description	Shares	Value
Fortive Corp.	72,719	$4,986
General Dynamics Corp.	71,235	13,017
General Electric Co.	2,666,669	23,840
HEICO Corp., Class A	21,123	2,055
Honeywell International, Inc.	222,531	37,652
IDEX Corp.	18,918	3,100
Illinois Tool Works, Inc.	91,047	14,248
J.B. Hunt Transport Services, Inc.	23,955	2,651
Jacobs Engineering Group, Inc.	42,222	3,863
Johnson Controls International PLC	282,561	12,401
Kansas City Southern	27,781	3,695
L3Harris Technologies, Inc.	63,336	13,214
Lennox International, Inc.	10,832	2,632
Lockheed Martin Corp.	81,828	31,918
Lyft, Inc., Class A(a)	10,511	429
Masco Corp.	91,692	3,822
Norfolk Southern Corp.	81,328	14,611
Northrop Grumman Corp.	48,572	18,204
Old Dominion Freight Line, Inc.	21,292	3,619
PACCAR, Inc.	99,102	6,938
Parker-Hannifin Corp.	39,649	7,161
Raytheon Co.	87,420	17,151
Republic Services, Inc., Class A	64,500	5,582
Rockwell Automation, Inc.	36,582	6,029
Rollins, Inc.	50,615	1,724
Roper Technologies, Inc.	29,021	10,349
Southwest Airlines Co.	137,490	7,426
Stanley Black & Decker, Inc.	47,332	6,835
Teledyne Technologies, Inc.(a)	10,127	3,261
Textron, Inc.	56,634	2,773
The Boeing Co.	173,892	66,160
TransDigm Group, Inc.	14,863	7,739
TransUnion	50,499	4,096
Uber Technologies, Inc.(a)(b)	60,853	1,854
Union Pacific Corp.	214,117	34,683
United Airlines Holdings, Inc.(a)	66,618	5,890
United Parcel Service, Inc., Class B	209,431	25,094
United Technologies Corp.	263,673	35,997
Verisk Analytics, Inc., Class A	51,122	8,085
W.W. Grainger, Inc.	15,495	4,604
Wabtec Corp.	47,008	3,378
Waste Management, Inc.	132,653	15,255
Xylem, Inc.	55,020	4,381
		693,556
Information Technology (22.2%):
Adobe, Inc.(a)	149,207	41,218
Advanced Micro Devices, Inc.(a)	330,734	9,588
Akamai Technologies, Inc.(a)	51,257	4,684
Amphenol Corp., Class A	79,560	7,678
Analog Devices, Inc.	105,772	11,818
ANSYS, Inc.(a)	26,216	5,803
Apple, Inc.	1,437,184	321,886
Applied Materials, Inc.	267,777	13,362
Arista Networks, Inc.(a)	19,399	4,635
Autodesk, Inc.(a)	68,600	10,132
Automatic Data Processing, Inc.	131,654	21,252
Booz Allen Hamilton Holdings Corp.	40,977	2,910
Broadcom, Inc.	127,550	35,213
Broadridge Financial Solutions, Inc.	35,895	4,466
Cadence Design Systems, Inc.(a)	83,162	5,495
CDW Corp.	43,211	5,325

Security Description	Shares	Value
Cisco Systems, Inc.	1,294,897	$63,980
Citrix Systems, Inc.	38,525	3,718
Cognizant Technology Solutions Corp., Class A	174,077	10,491
Corning, Inc.	245,124	6,991
Crowdstrike Holdings, Inc., Class A(a)(b)	5,820	339
Dell Technologies, Inc., Class C(a)	66,150	3,431
EPAM Systems, Inc.(a)	16,705	3,046
Fair Isaac Corp.(a)	8,674	2,633
Fidelity National Information Services, Inc.	161,153	21,395
Fiserv, Inc.(a)	147,215	15,250
FleetCor Technologies, Inc.(a)	24,939	7,152
Fortinet, Inc.(a)	46,601	3,577
Gartner, Inc.(a)	27,252	3,897
Global Payments, Inc.	87,804	13,961
GoDaddy, Inc., Class A(a)	20,394	1,346
Hewlett Packard Enterprises Co.	409,488	6,212
HP, Inc.	455,645	8,621
Intel Corp.	1,368,987	70,544
International Business Machines Corp.	271,120	39,426
Intuit, Inc.	77,567	20,628
Jack Henry & Associates, Inc.	20,815	3,038
Keysight Technologies, Inc.(a)	56,302	5,475
KLA Corp.	46,232	7,372
Lam Research Corp.	46,831	10,823
Leidos Holdings, Inc.	40,778	3,502
Marvell Technology Group Ltd.	156,032	3,896
Mastercard, Inc., Class A	282,135	76,619
Maxim Integrated Products, Inc.	72,554	4,202
Microchip Technology, Inc.	64,148	5,960
Micron Technology, Inc.(a)	345,683	14,813
Microsoft Corp.(c)	2,317,959	322,267
Motorola Solutions, Inc.	50,389	8,587
NetApp, Inc.	60,092	3,155
Nvidia Corp.	184,219	32,067
Okta, Inc.(a)	11,634	1,145
Oracle Corp.	752,891	41,432
Palo Alto Networks, Inc.(a)(c)	29,032	5,918
Paychex, Inc.	99,261	8,216
Paycom Software, Inc.(a)	14,428	3,023
PayPal Holdings, Inc.(a)	359,274	37,217
QUALCOMM, Inc.	379,734	28,966
RingCentral, Inc., Class A(a)	17,810	2,238
Salesforce.com, Inc.(a)	245,959	36,510
ServiceNow, Inc.(a)(c)	52,834	13,412
Skyworks Solutions, Inc.	53,942	4,275
Splunk, Inc.(a)	41,967	4,946
Square, Inc., Class A(a)	73,707	4,566
SS&C Technologies Holdings, Inc.	66,547	3,432
Symantec Corp.	148,381	3,506
Synopsys, Inc.(a)	43,372	5,953
Texas Instruments, Inc.	265,293	34,286
The Trade Desk, Inc., Class A(a)	9,516	1,785
The Western Union Co.	107,628	2,494
Twilio, Inc., Class A(a)	23,249	2,556
Tyler Technologies, Inc.(a)	10,842	2,846
Universal Display Corp.	10,866	1,824
VeriSign, Inc.(a)	32,917	6,209
Visa, Inc., Class A	544,732	93,700
VMware, Inc., Class A	24,291	3,645
Western Digital Corp.	89,594	5,343
Workday, Inc.(a)	28,980	4,925
Xilinx, Inc.	79,314	7,606

Security Description	Shares	Value
Zebra Technologies Corp.(a)	15,263	$3,150
Zoom Video Communications, Inc.(a)(b)	6,744	514
		1,689,517
Materials (1.9%):
Air Products & Chemicals, Inc.	67,313	14,934
Avery Dennison Corp.	24,703	2,806
Ball Corp.	99,057	7,211
Celanese Corp., Series A	39,548	4,836
CF Industries Holdings, Inc.	63,967	3,147
Corteva, Inc.	231,436	6,480
Dow, Inc.	231,439	11,028
DuPont de Nemours, Inc.	231,431	16,504
Ecolab, Inc.	84,348	16,705
FMC Corp.	36,363	3,188
Freeport-McMoRan, Inc.	424,500	4,062
International Flavors & Fragrances, Inc.(b)	28,415	3,486
International Paper Co.	122,804	5,136
Martin Marietta Materials, Inc.	19,516	5,349
Newmont Goldcorp Corp.	234,460	8,891
Nucor Corp.	85,181	4,337
Packaging Corp. of America	28,895	3,066
PPG Industries, Inc.	71,419	8,464
Southern Copper Corp.	27,959	954
The Sherwin-Williams Co.	27,318	15,021
Vulcan Materials Co.	39,088	5,912
		151,517
Real Estate (3.6%):
Alexandria Real Estate Equities, Inc.	37,133	5,720
American Tower Corp.	130,803	28,923
AvalonBay Communities, Inc.	45,836	9,870
Boston Properties, Inc.	47,249	6,126
Camden Property Trust	31,788	3,529
CBRE Group, Inc., Class A(a)	105,039	5,568
Crown Castle International Corp.	129,860	18,051
Digital Realty Trust, Inc.	68,483	8,890
Duke Realty Investments, Inc.	118,179	4,015
Equinix, Inc.	27,642	15,944
Equity LifeStyle Properties, Inc.	29,569	3,950
Equity Residential	115,717	9,982
Essex Property Trust, Inc.	21,607	7,058
Extra Space Storage, Inc.	41,907	4,896
Federal Realty Investment Trust	23,151	3,152
HCP, Inc.	157,160	5,600
Host Hotels & Resorts, Inc.	243,604	4,212
Invitation Homes, Inc.	98,391	2,913
Mid-America Apartment Communities, Inc.	37,482	4,873
Prologis, Inc.	207,404	17,675
Public Storage	51,070	12,526
Realty Income Corp.	95,729	7,340
Regency Centers Corp.	54,945	3,818
SBA Communications Corp.	35,375	8,531
Simon Property Group, Inc.	101,597	15,814
Sun Communities, Inc.	29,812	4,426
UDR, Inc.	92,654	4,492
Ventas, Inc.	117,838	8,606
VEREIT, Inc.	300,820	2,942
VICI Properties, Inc.(b)	48,505	1,099
Vornado Realty Trust	56,450	3,594
W.P. Carey, Inc.	56,026	5,014
Welltower, Inc.	133,144	12,070

Security Description	Shares	Value
Weyerhaeuser Co.	217,947	$6,037
		267,256
Utilities (3.6%):
AES Corp.	194,227	3,174
Alliant Energy Corp.	72,256	3,897
Ameren Corp.	76,714	6,141
American Electric Power Co., Inc.	154,129	14,440
American Water Works Co., Inc.	56,387	7,005
Aqua America, Inc.	65,969	2,957
Atmos Energy Corp.	33,850	3,855
Avangrid, Inc.(b)	18,288	956
CenterPoint Energy, Inc.	155,207	4,684
CMS Energy Corp.	82,102	5,250
Consolidated Edison, Inc.	102,890	9,720
Dominion Resources, Inc.	250,625	20,312
DTE Energy Co.	50,602	6,728
Duke Energy Corp.	227,411	21,800
Edison International	94,271	7,110
Entergy Corp.	58,701	6,889
Evergy, Inc.	71,431	4,754
Eversource Energy	99,243	8,482
Exelon Corp.	303,286	14,652
FirstEnergy Corp.	166,000	8,006
NextEra Energy, Inc.	149,599	34,856
NiSource, Inc.	94,460	2,826
NRG Energy, Inc.	77,299	3,061
Pinnacle West Capital Corp.	33,963	3,297
PPL Corp.	208,831	6,576
Public Service Enterprise Group, Inc.	142,919	8,872
Sempra Energy	70,370	10,387
The Southern Co.	318,268	19,659
UGI Corp.	52,178	2,623
Vistra Energy Corp.	123,773	3,308
WEC Energy Group, Inc.	96,455	9,173
Xcel Energy, Inc.	147,225	9,553
		275,003
Total Common Stocks (Cost $3,333,630)		7,530,966

Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(e)	19,272,518	19,273
Total Collateral for Securities Loaned (Cost $19,273)		19,273
Total Investments (Cost $3,352,903) — 99.8%		7,550,239
Other assets in excess of liabilities — 0.2%		16,493
NET ASSETS - 100.00%		$7,566,732

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been designated as collateral for futures contracts.
(d)	Northern Trust Corp. is the parent to Northern Trust Investments, Inc., which is the subadvisor of the Fund.
(e)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	207	12/20/19	$31,090,831	$30,827,475	$(263,356)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(263,356)
	Total net unrealized appreciation(depreciation)				$(263,356)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Communication Services (4.3%):
A.H. Belo Corp.	3,293	$12
Alaska Communications Systems Group, Inc.(a)	8,620	15
Altice USA, Inc., Class A(a)	13,370	383
AMC Entertainment Holdings, Inc.	6,731	72
AMC Networks, Inc., Class A(a)	7,468	367
ANGI Homeservices, Inc., Class A(a)	11,857	84
Atn International, Inc.	1,670	97
Autoweb, Inc.(a)	1,561	5
Ballantyne Strong, Inc.(a)	1,651	5
Bandwidth, Inc., Class A(a)	745	49
Beasley Broadcast Group, Inc.	413	1
Boingo Wireless, Inc.(a)	6,494	72
Boston Omaha Corp.(a)	2,987	59
Cable One, Inc.	677	849
Cardlytics, Inc.(a)	1,910	64
Care.com, Inc.(a)	4,854	51
Cargurus, Inc.(a)	1,402	43
Cars.com, Inc.(a)	9,358	84
CbdMD, Inc., Class A(a)(b)	3,708	15
Chicken Soup For The Soul Entertainment, Inc.(a)	196	2
Cincinnati Bell, Inc.(a)	6,530	33
Cinedigm Corp., Class A(a)	2,856	2
Cinemark Holdings, Inc.	16,025	619
Clear Channel Outdoor Holdings, Inc.(a)	22,968	58
Cogent Communications Holdings, Inc.	6,511	359
comScore, Inc.(a)	6,757	13
Consolidated Communications Holdings, Inc.	10,241	49
DHI Group, Inc.(a)	9,415	36
DISH Network Corp., Class A(a)	1,905	65
Dolphin Entertainment, Inc.(a)	1,766	1
Emerald Expositions Events, Inc.	2,846	28
Emmis Communications Corp., Class A(a)	1,897	10
Entercom Communications Corp., Class A	20,543	69
Entravision Communications Corp., Class A	11,228	36
Eventbrite, Inc.(a)	1,888	33
EverQuote, Inc., Class A(a)	872	19
Frontier Communications Corp.(a)(b)	16,305	14
Gannett Co., Inc.	14,641	157
GCI Liberty, Inc., Class A(a)	14,060	873
Global Eagle Entertainment, Inc.(a)	13,810	10
Globalstar, Inc.(a)	112,321	46
Glu Mobile, Inc.(a)	21,185	106
Gogo, Inc.(a)(b)	11,225	68
Gray Television, Inc.(a)	12,932	211
Harte-Hanks, Inc.(a)	918	3
Hemisphere Media Group, Inc.(a)	3,193	39
IDT Corp.(a)	3,833	40
Insignia Systems, Inc.(a)	1,524	1
InterActive Corp., Class A(a)	10,903	2,377
Iridium Communications, Inc.(a)(b)	18,473	393
John Wiley & Sons, Inc., Class A	5,652	248
Lee Enterprises, Inc.(a)	10,394	21
Liberty Broadband Corp., Class A(a)	28,422	2,970
Liberty Media Corp.-Liberty Formula One(a)	32,877	1,302
Liberty Media Corp-Liberty Braves, Class A(a)	8,083	225
Liberty Media Corp-Liberty SiriusXM, Class A(a)	47,200	1,961
Liberty TripAdvisor Holdings, Inc.(a)	9,743	92
Lions Gate Entertainment(a)	20,633	180
Live Nation Entertainment, Inc.(a)	21,721	1,441
LiveXLive Media, Inc.(a)	5,572	11

Security Description	Shares	Value
Loral Space & Communications, Inc.(a)	3,858	$160
Marchex, Inc.(a)	6,559	21
Match Group, Inc.(b)	5,568	398
Meredith Corp.	5,368	197
MSG Networks, Inc., Class A(a)	8,359	136
National CineMedia, Inc.	13,366	110
New Media Investment Group, Inc.(b)	8,937	79
Nexstar Broadcasting Group, Inc., Class A	7,387	756
NII Holdings, Inc.(a)	12,256	24
NTN Buzztime, Inc.(a)	305	1
Ooma, Inc.(a)	3,306	34
ORBCOMM, Inc.(a)	13,481	64
Otelco Inc, Class A(a)	381	5
Pareteum Corp.(a)(b)	17,773	23
Pinterest, Inc.(a)	13,677	362
Professional Diversity Network, Inc.(a)	276	—(c)
QuinStreet, Inc.(a)	7,315	92
Reading International, Inc.(a)	3,473	42
Rosetta Stone, Inc.(a)	3,260	57
Saga Communications, Inc.	643	19
Salem Media Group, Inc.	2,234	3
Scholastic Corp.	4,692	177
Sciplay Corp., Class A(a)	3,865	41
Shenandoah Telecommunications Co.	8,434	268
Sinclair Broadcast Group, Inc., Class A	10,363	443
Sirius XM Holdings, Inc.(b)	257,177	1,609
Snap, Inc.(a)(b)	163,002	2,574
Spanish Broadcasting System, Inc.(a)	545	—(c)
SPAR Group, Inc.(a)	1,327	1
Spok Holdings, Inc.	2,975	36
Sprint Corp.(a)	117,857	727
SRAX, Inc.(a)(b)	2,023	5
Super League Gaming, Inc.(a)	1,326	6
TechTarget, Inc.(a)	3,379	76
TEGNA, Inc.	34,672	538
Telephone & Data Systems, Inc.	15,198	392
The E.W. Scripps Co., Class A	9,601	128
The Madison Square Garden Co.(a)(b)	3,209	846
The Marcus Corp.	2,893	107
The McClatchy Co., Class A(a)	751	2
The Meet Group, Inc.(a)	12,070	40
The New York Times Co.	18,831	536
Townsquare Media, Inc.	1,639	12
Travelzoo(a)	897	10
TrueCar, Inc.(a)	12,323	42
United States Cellular Corp.(a)	2,643	99
Urban One, Inc.(a)	4,864	10
Vonage Holdings Corp.(a)	36,234	409
WideOpenWest, Inc.(a)	4,863	30
World Wrestling Entertainment, Inc., Class A(b)	5,902	420
Xcel Brands, Inc.(a)	2,064	4
Yelp, Inc.(a)	12,383	430
Zayo Group Holdings, Inc.(a)	37,754	1,281
Zedge, Inc.(a)	1,444	2
Zillow Group, Inc.(a)(b)	15,146	452
Zynga, Inc., Class A(a)	148,201	863
		31,747
Consumer Discretionary (11.2%):
1-800-Flowers.com, Inc., Class A(a)	4,864	72
Aaron’s, Inc.	9,993	642
Abercrombie & Fitch Co.	10,316	161

Security Description	Shares	Value
Acushnet Holdings Corp.	5,037	$133
ADOMANI, Inc.(a)	9,533	1
Adtalem Global Education, Inc.(a)	9,068	345
American Axle & Manufacturing Holdings, Inc.(a)	16,404	135
American Eagle Outfitters, Inc.	25,996	422
American Outdoor Brands Corp.(a)	8,842	52
American Public Education, Inc.(a)	2,061	46
America’s Car-Mart, Inc.(a)	1,134	104
Apex Global Brands, Inc.(a)	551	1
Aramark	38,161	1,664
Arcimoto, Inc.(a)	1,214	4
ARK Restaurants Corp.	365	7
Asbury Automotive Group, Inc.(a)	2,741	280
Ascena Retail Group, Inc.(a)	20,921	6
Aspen Group, Inc.(a)	3,165	16
At Home Group, Inc.(a)	6,421	62
Autoliv, Inc.(b)	14,292	1,127
AutoNation, Inc.(a)	8,835	448
Barnes & Noble Education, Inc.(a)	5,825	18
Bassett Furniture Industries, Inc.	1,762	27
BBQ Holdings, Inc.(a)	1,649	8
BBX Capital Corp.	10,914	51
Beazer Homes USA, Inc.(a)	3,750	56
Bebe stores, Inc.	421	3
Bed Bath & Beyond, Inc.	16,887	180
Big 5 Sporting Goods Corp.	3,234	7
Big Lots, Inc.	5,676	139
Biglari Holdings, Inc., Class B(a)	374	41
BJ’s Restaurants, Inc.	3,248	126
Blink Charging Co.(a)	3,496	9
Bloomin’ Brands, Inc.	15,357	291
Blue Apron Holdings, Inc., Class A(a)	263	2
Bluegreen Vacations Corp.	1,340	12
Boot Barn Holdings, Inc.(a)	4,544	159
Bowl America, Inc., Class A	394	6
Boyd Gaming Corp.	12,390	297
Bright Horizons Family Solutions, Inc.(a)	9,205	1,403
Brinker International, Inc.	4,997	213
Brunswick Corp.	14,425	751
Build-A-Bear Workshop, Inc.(a)	2,546	8
Burlington Stores, Inc.(a)	9,560	1,909
Caesars Entertainment Corp.(a)	112,653	1,314
Caleres, Inc.	6,542	153
Callaway Golf Co.	14,733	286
Camping World Holdings, Inc.(b)	5,383	48
Career Education Corp.(a)	9,720	154
Carriage Services, Inc.	2,426	50
Carrols Restaurant Group, Inc.(a)	6,232	52
Carter’s, Inc.	7,489	682
Carvana Co.(a)	1,836	121
Cavco Industries, Inc.(a)(b)	1,180	227
Centric Brands, Inc.(a)	2,748	7
Century Casinos, Inc.(a)	4,400	34
Century Communities, Inc.(a)	4,367	134
Charles & Colvard Ltd.(a)	4,793	8
Chegg, Inc.(a)	16,650	499
Chewy, Inc.(a)	8,613	212
Chico’s FAS, Inc.	16,764	68
Choice Hotels International, Inc.	7,214	642
Churchill Downs, Inc.	6,008	742
Chuy’s Holdings, Inc.(a)	2,304	57
Citi Trends, Inc.	2,031	37

Security Description	Shares	Value
Clarus Corp.	3,929	$46
Collectors Universe, Inc.	1,548	44
Columbia Sportswear Co.	6,026	584
Comstock Holding Cos., Inc.(a)	428	1
Conn’s, Inc.(a)	3,564	89
Cool Holdings, Inc.(a)	1,085	1
Cooper Tire & Rubber Co.	7,766	203
Core-Mark Holding Co., Inc.	7,104	228
Cracker Barrel Old Country Store, Inc.(b)	3,897	634
Crocs, Inc.(a)	11,257	312
Crown Crafts, Inc.	1,694	11
CSS Industries, Inc., Class A	1,270	5
Culp, Inc.	1,804	29
Dana, Inc.	23,063	333
Dave & Buster’s Entertainment, Inc.	5,571	217
Deckers Outdoor Corp.(a)	4,408	649
Delta Apparel, Inc.(a)	949	23
Denny’s Corp.(a)	7,275	166
Designer Brands, Inc.	9,483	162
Destination Maternity Corp.(a)	1,421	1
Destination XL Group, Inc.(a)	8,170	14
DGSE Cos., Inc.(a)	1,387	2
Dick’s Sporting Goods, Inc.	11,434	467
Dillard’s, Inc., Class A(b)	3,606	238
Dineequity, Inc.	2,400	182
Diversified Restaurant Holdings, Inc.(a)	2,335	1
Domino’s Pizza, Inc.	6,735	1,648
Dorman Products, Inc.(a)	4,270	340
Dover Motorsports, Inc.	2,547	5
Drive Shack, Inc.(a)	8,207	35
DropCar, Inc.(a)	573	—(c)
Duluth Holdings, Inc.(a)	2,215	19
Dunkin’ Brands Group, Inc.	11,756	933
Edison Nation, Inc.(a)	381	1
Educational Development Corp.	701	4
El Pollo Loco Holdings, Inc.(a)	3,322	36
Emerson Radio Corp.(a)	1,068	1
Empire Resorts, Inc.(a)	984	9
Escalade, Inc.	2,032	22
Ethan Allen Interiors, Inc.	3,685	70
Etsy, Inc.(a)	19,042	1,075
Express, Inc.(a)	9,314	32
Extended Stay America, Inc.	32,230	472
FAT Brands, Inc.	339	2
Fiesta Restaurant Group, Inc.(a)	2,916	30
Five Below, Inc.(a)(b)	9,065	1,142
Flexsteel Industries, Inc.	1,336	20
Floor & Decor Holdings, Inc., Class A(a)	13,268	679
Foot Locker, Inc.	19,219	828
Forward Industries, Inc.(a)	1,211	1
Fossil Group, Inc.(a)(b)	3,841	48
Fox Factory Holding Corp.(a)(b)	5,155	321
Francesca’s Holdings Corp.(a)(b)	493	7
Fred’s, Inc.(a)	5,695	—(c)
Frontdoor, Inc.(a)	11,582	563
Full House Resorts, Inc.(a)	4,515	10
Funko, Inc.(a)(b)	1,934	40
Gaia, Inc.(a)	1,451	9
GameStop Corp., Class A(b)	13,075	72
Genesco, Inc.(a)	2,292	92
Gentex Corp.	41,879	1,153
Gentherm, Inc.(a)	4,184	172

Security Description	Shares	Value
G-III Apparel Group Ltd.(a)	7,135	$184
GNC Holdings, Inc.(a)	11,791	25
Golden Entertainment, Inc.(a)	3,848	51
GoPro, Inc., Class A(a)(b)	17,442	90
Graham Holdings Co., Class B	699	464
Grand Canyon Education, Inc.(a)	7,558	742
Green Brick Partners, Inc.(a)	9,125	98
Greenlane Holdings, Inc.(a)(b)	1,008	3
Group 1 Automotive, Inc.	2,901	268
Groupon, Inc.(a)	81,849	218
GrubHub, Inc.(a)	12,642	711
Guess?, Inc.	5,033	93
Hamilton Beach Brands Holding Co.	873	14
Haverty Furniture Cos., Inc.	2,667	54
Helen of Troy Ltd.(a)	3,558	561
HG Holdings, Inc.(a)	2,483	1
Hibbett Sports, Inc.(a)	2,383	55
Hilton Grand Vacations, Inc.(a)	14,220	455
Hooker Furniture Corp.	1,995	43
Horizon Global Corp.(a)	3,047	12
Houghton Mifflin Harcourt Co.(a)	21,230	113
Hovnanian Enterprises, Inc.(a)	885	17
Hudson Ltd., Class A(a)	7,153	88
Hyatt Hotels Corp., Class A	4,931	363
HyreCar, Inc.(a)	2,376	6
Iconix Brand Group, Inc.(a)	1,841	3
iMedia Brands, Inc.(a)	12,921	7
Inspired Entertainment, Inc.(a)	1,433	10
Installed Building Products, Inc.(a)	3,621	208
International Speedway Corp., Class A	2,580	116
IPic Entertainment, Inc., Class A(a)	380	—(c)
iRobot Corp.(a)(b)	3,183	196
J Alexander’s Holdings, Inc.(a)	2,461	29
J. Jill, Inc.	2,799	5
Jack in the Box, Inc.	4,137	377
JAKKS Pacific, Inc.(a)	2,928	3
JC Penney Co., Inc., Class A(a)(b)	49,650	44
Jerash Holdings US, Inc.	587	4
Johnson Outdoors, Inc., Class A	1,176	69
K12, Inc.(a)	6,804	180
KB Home	12,395	421
Kirkland’s, Inc.(a)	1,962	3
Kontoor Brands, Inc.	8,465	297
Koss Corp.(a)	285	1
Lakeland Industries, Inc.(a)	1,212	15
Lands’ End, Inc.(a)	2,623	30
Las Vegas Sands Corp.(b)(d)	68,185	3,939
Laureate Education, Inc.(a)	8,090	134
La-Z-Boy, Inc.	7,225	243
Lazydays Holdings, Inc.(a)	1,387	7
LCI Industries	3,874	356
Leaf Group, Ltd.(a)	3,352	14
Lear Corp.	10,202	1,204
Legacy Housing Corp.(a)	1,068	17
Levi Strauss & Co., Class A(a)(b)	7,067	135
Libbey, Inc.(a)	3,591	12
Lifetime Brands, Inc.	2,223	20
Lincoln Educational Services Corp.(a)	3,717	8
Liquidity Services, Inc.(a)	4,403	33
Lithia Motors, Inc.	3,418	452
Luby’s Inc, Class A(a)	3,279	6
Lumber Liquidators Holdings, Inc.(a)	3,926	39

Security Description	Shares	Value
M/I Homes, Inc.(a)	3,773	$142
Malibu Boats, Inc., Class A(a)	3,079	94
Marine Products Corp.	1,844	26
MarineMax, Inc.(a)	4,084	63
Marriott Vacations Worldwide Corp.	7,345	761
Mastercraft Boat Holdings, Inc.(a)	3,136	47
Mattel, Inc.(a)(b)	38,563	439
MDC Holdings, Inc.	8,973	387
Meritage Homes Corp.(a)	5,856	412
Modine Manufacturing Co.(a)	7,764	88
Mohawk Group Holdings, Inc.(a)	662	5
Monarch Casino & Resort, Inc.(a)	1,878	78
Monro, Inc	4,540	359
Motorcar Parts of America, Inc.(a)	2,709	46
Movado Group, Inc.	2,200	55
Murphy USA, Inc.(a)	5,213	445
Nathan’s Famous, Inc.	489	35
National Vision Holdings, Inc.(a)	10,845	261
Nautilus, Inc.(a)	4,231	6
Noodles & Co.(a)	4,827	27
Nova Lifestyle, Inc.(a)	3,120	2
NVR, Inc.(a)	556	2,067
Office Depot, Inc.	78,692	138
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,916	524
Overstock.com, Inc.(a)	5,081	54
Oxford Industries, Inc.	2,636	189
P&F Industries, Inc.	284	2
Papa John’s International, Inc.(b)	3,090	162
Party City Holdco, Inc.(a)	9,457	54
Penn National Gaming, Inc.(a)	17,718	330
Penske Automotive Group, Inc.	6,477	306
PetMed Express, Inc.(b)	2,863	52
Pier 1 Imports, Inc.(a)	665	6
Planet Fitness, Inc., Class A(a)	13,742	795
PlayAGS, Inc.(a)	3,507	36
Polaris, Inc.	7,918	697
Pool Corp.	6,589	1,330
Potbelly Corp.(a)	4,053	18
Purple Innovation, Inc.(a)(b)	2,325	18
Quotient Technology, Inc.(a)	11,804	92
Qurate Retail, Inc., Class A(a)	69,625	717
Rave Restaurant Group, Inc.(a)	2,438	6
RCI Hospitality Holdings, Inc.	1,623	34
Red Lion Hotels Corp.(a)	4,229	27
Red Robin Gourmet Burgers, Inc.(a)	1,401	47
Red Rock Resorts, Inc., Class A	10,337	210
Regis Corp.(a)	6,302	127
Remark Holdings, Inc.(a)	5,919	6
Rent-A-Center, Inc.	8,566	221
Revolve Group, Inc.(a)(b)	2,091	49
RH Corp.(a)	1,256	215
Rocky Brands, Inc.	1,225	41
Roku, Inc.(a)	3,063	312
RTW Retailwinds, Inc.(a)	5,954	8
RumbleON, Inc., Class B(a)	1,332	4
Ruth’s Hospitality Group, Inc.	4,775	97
Sally Beauty Holdings, Inc.(a)	13,244	197
Scientific Games Corp.(a)	7,697	157
Sears Hometown And Outlet Stores, Inc.(a)(b)	2,066	7
Seaworld Entertainment, Inc.(a)(b)	10,309	271
Select Interior Concepts, Inc.(a)	3,487	45
Service Corp. International	27,893	1,334

Security Description	Shares	Value
Servicemaster Global Holdings, Inc.(a)	17,872	$999
Shake Shack, Inc., Class A(a)	2,810	275
Shiloh Industries, Inc.(a)	2,732	11
Shoe Carnival, Inc.	1,375	45
Shutterstock, Inc.(a)	2,980	108
Signet Jewelers Ltd.	7,194	121
Six Flags Entertainment Corp.	11,986	609
Skechers USA, Inc., Class A(a)	16,722	625
Skyline Champion Corp.(a)	7,753	233
Sleep Number Corp.(a)	4,026	166
Sonic Automotive, Inc., Class A	2,405	76
Sonos, Inc.(a)	10,021	134
Sotheby’s(a)	5,791	330
Sportsman’s Warehouse Holdings, Inc.(a)	5,743	30
Stage Stores, Inc.	4,737	9
Stamps.com, Inc.(a)	2,712	202
Standard Motor Products, Inc.	3,301	160
Stein Mart, Inc.(a)(b)	5,928	5
Steven Madden Ltd.	12,362	442
Stitch Fix, Inc.(a)(b)	1,440	28
Stoneridge, Inc.(a)	4,857	150
Strategic Education, Inc.	2,804	381
Strattec Strategy Corp.	473	9
Sturm Ruger & Co., Inc.	2,609	109
Summer Infant, Inc.(a)	2,889	1
Superior Group of Cos., Inc.	2,044	33
Superior Industries International, Inc.	3,618	10
Sypris Solutions, Inc.(a)	2,179	2
Tailored Brands, Inc.	7,861	35
Tandy Leather Factory, Inc.(a)	1,512	7
Target Hospitality Corp.(a)	18,528	126
Taylor Morrison Home Corp., Class A(a)	12,953	336
Tempur Sealy International, Inc.(a)	6,702	517
Tenneco, Inc.(b)	9,669	121
Tesla, Inc.(a)(b)	21,382	5,150
Texas Roadhouse, Inc.	10,218	537
The Buckle, Inc.(b)	3,369	69
The Cato Corp., Class A	3,300	58
The Cheesecake Factory, Inc.	6,268	261
The Children’s Place, Inc.(b)	2,112	163
The Container Store Group, Inc.(a)	3,873	17
The Dixie Group, Inc.(a)	2,221	3
The Goodyear Tire & Rubber Co.	38,092	549
The Habit Restaurants, Inc.(a)	3,244	28
The Lovesac Co.(a)	1,543	29
The Michaels Cos., Inc.(a)	15,660	153
The New Home Co., Inc.(a)	2,329	10
The RealReal, Inc.(a)(b)	2,675	60
The Tile Shop Holdings, Inc.	5,996	19
The Wendy’s Co.	38,633	772
Thor Industries, Inc.	9,122	517
Tilly’s, Inc.	2,126	20
Toll Brothers, Inc.	21,811	895
TopBuild Corp.(a)	5,269	508
Toughbuilt Industries, Inc.(a)	2,433	1
Town Sports International Holdings, Inc.(a)	4,617	8
Trans World Entertainment Corp.(a)	130	—(c)
TRI Pointe Group, Inc.(a)	19,205	289
Tuesday Morning Corp.(a)	6,992	11
Tupperware Brands Corp.	7,810	124
Turtle Beach Corp.(a)(b)	2,345	27
Twin River Worldwide Holdings, Inc.	2,518	57

Security Description	Shares	Value
Unifi, Inc.(a)	2,687	$59
Unique Fabricating, Inc.	1,543	4
Universal Electronics, Inc.(a)	2,146	109
Universal Technical Institute, Inc.(a)	3,489	19
Urban Outfitters, Inc.(a)	9,887	278
US Auto Parts Network, Inc.(a)	4,904	8
Vail Resorts, Inc.	6,007	1,367
Veoneer, Inc.(a)	15,642	234
Vera Bradley, Inc.(a)	4,137	42
Vince Holding Corp.(a)	560	11
Vista Outdoor, Inc.(a)	8,004	50
Visteon Corp.(a)(b)	3,971	328
Vitamin Shoppe, Inc.(a)	3,110	20
VOXX International Corp.(a)	2,745	13
Wayfair, Inc.(a)(b)	7,920	887
Weyco Group, Inc.	1,278	29
William Lyon Homes, Class A(a)	5,515	112
Williams-Sonoma, Inc.(b)	9,082	617
Wingstop, Inc.	4,182	365
Winmark Corp.	474	84
Winnebago Industries, Inc.	4,362	167
Wolverine World Wide, Inc.	13,744	388
WW International, Inc.(a)	7,721	292
Wyndham Hotels & Resorts, Inc.	16,118	834
Wyndham Worldwide Corp.	15,340	706
XpresSpa Group, Inc.(a)	499	1
YETI Holdings, Inc.(a)(b)	5,477	153
ZAGG, Inc.(a)(b)	4,868	31
Zovio, Inc.(a)	4,353	9
Zumiez, Inc.(a)	3,196	101
		83,748
Consumer Staples (2.8%):
22nd Century Group, Inc.(a)	17,958	41
Alico, Inc.	1,251	43
Arcadia Biosciences, Inc.(a)	846	4
Avon Products, Inc.(a)	67,039	295
B&G Foods, Inc.(b)	9,058	171
Beyond Meat, Inc.(a)(b)	1,785	265
BJ’s Wholesale Club Holdings, Inc.(a)	11,526	298
Bunge Ltd.	22,671	1,284
Calavo Growers, Inc.	2,788	265
Cal-Maine Foods, Inc.	3,595	144
Casey’s General Stores, Inc.	5,079	819
Castle Brands, Inc.(a)	18,220	23
Celsius Holdings, Inc.(a)	2,580	9
Central Garden & Pet Co., Class A(a)	5,142	143
Coca-Cola Consolidated, Inc.	675	205
Coffee Holding Co., Inc.(a)	916	4
Craft Brew Alliance, Inc.(a)	2,167	18
Crimson Wine Group, Ltd.(a)	2,881	22
Cyanotech Corp.(a)	695	2
Darling Ingredients, Inc.(a)	23,139	443
Dean Foods Co.(b)	12,389	14
Eastside Distilling, Inc.(a)	1,514	7
Edgewell Personal Care Co.(a)	7,310	238
elf Beauty, Inc.(a)	4,392	77
Energizer Holdings, Inc.	9,059	394
Farmer Brothers Co.(a)	1,872	24
Flowers Foods, Inc.	32,746	757
Fresh Del Monte Produce, Inc.	4,994	170
Freshpet, Inc.(a)	4,714	235

Security Description	Shares	Value
Grocery Outlet Holding Corp.(a)	3,080	$107
Guardion Health Sciences, Inc.(a)	253	—(c)
Herbalife Ltd.(a)	22,590	855
HF Foods Group, Inc., Class A(a)	1,155	20
Hostess Brands, Inc.(a)	12,435	174
HQ Sustainable Maritime Industries, Inc.(a)(e)	4,100	—(c)
Ifresh, Inc.(a)	1,267	2
Ingles Markets, Inc., Class A	2,043	79
Ingredion, Inc.	10,927	893
Inter Parfums, Inc.	2,718	190
J&J Snack Foods Corp.	2,372	455
John B. Sanfilippo & Son, Inc.	1,292	125
Jones Soda Co.(a)	6,463	3
Keurig Dr Pepper, Inc.	48,126	1,315
Lancaster Colony Corp.	3,170	440
Landec Corp.(a)	4,939	54
Lifevantage Corp.(a)	2,453	34
Lifeway Foods, Inc.(a)	771	2
Limoneira Co.	2,528	46
Mannatech, Inc.	289	5
Medifast, Inc.	1,864	193
MGP Ingredients, Inc.	2,022	100
National Beverage Corp.	2,436	108
Natural Alternatives International, Inc.(a)	1,138	10
Natural Grocers By Vitamin Cottage, Inc.(a)	2,384	24
Nature’s Sunshine Products, Inc.(a)	2,950	24
New Age Beverages Corp.(a)(b)	12,490	34
Nu Skin Enterprises, Inc., Class A	8,892	377
Ocean Bio-Chem, Inc.	876	3
Oil-Dri Corp. of America	817	28
Performance Food Group Co.(a)	15,341	706
Pilgrim’s Pride Corp.(a)	9,881	317
Post Holdings, Inc.(a)	11,352	1,201
PriceSmart, Inc.	2,970	211
Primo Water Corp.(a)	6,258	77
PURE Bioscience, Inc.(a)	7,721	2
Pyxus International, Inc.(a)(b)	1,341	18
Reed’s, Inc.(a)	5,273	7
Reliv International, Inc.(a)	218	1
Revlon, Inc.(a)(b)	859	20
RiceBran Technologies(a)	4,817	12
Rite AID Corp.(a)	9,123	63
Sanderson Farms, Inc.	2,832	429
Seaboard Corp.	38	166
Seneca Foods Corp.(a)	983	31
Shineco, Inc.(a)	3,416	2
SpartanNash Co.	5,623	67
Spectrum Brands Holdings, Inc.	5,444	287
Sprouts Farmers Markets, Inc.(a)	16,779	325
The Andersons, Inc.	5,208	117
The Boston Beer Co., Inc., Class A(a)	1,134	413
The Chefs’ Warehouse, Inc.(a)	3,558	143
The Hain Celestial Group, Inc.(a)	16,128	346
The Simply Good Foods Co.(a)	10,325	299
Tootsie Roll Industries, Inc.(b)	3,316	123
TreeHouse Foods, Inc.(a)	6,975	387
Turning Point Brands, Inc.	1,552	36
United Natural Foods, Inc.(a)	6,863	79
United-Guardian, Inc.	521	10
Universal Corp.	3,870	212
US Foods Holding Corp.(a)	36,589	1,503
USANA Health Sciences, Inc.(a)	2,437	167

Security Description	Shares	Value
Vector Group Ltd.	19,988	$237
Veru, Inc.(a)	8,481	18
Village Super Market, Inc., Class A	1,660	44
WD-40 Co.	1,988	365
Weis Markets, Inc.	3,148	120
Willamette Valley Vineyards, Inc.(a)	678	5
Youngevity International, Inc.(a)	2,705	12
		20,692
Energy (2.4%):
Abraxas Petroleum Corp.(a)	28,293	14
Adams Resources & Energy, Inc.	463	14
Aemetis, Inc.(a)	2,580	3
Alta Mesa Resources, Inc.(a)	30,188	2
Amplify Energy Corp.	6,110	38
Amyris, Inc.(a)	9,008	43
Antero Midstream Corp.(b)	52,933	392
Antero Resources Corp.(a)	45,643	138
Apergy Corp.(a)	12,681	342
Approach Resources, Inc.(a)	9,160	1
Arch Coal, Inc., Class A(b)	2,210	164
Archrock, Inc.	23,969	239
Aspen Aerogels, Inc.(a)	3,274	19
Barnwell Industries, Inc.(a)	592	—(c)
Basic Energy Services, Inc.(a)	3,020	4
Bonanza Creek Energy, Inc.(a)	2,785	62
BP Prudhoe Bay Royalty Trust(b)	3,853	35
Brigham Minerals, Inc.	2,651	53
C&J Energy Services, Inc., Class A(a)	9,278	100
Cactus, Inc.(a)	4,193	121
California Resources Corp.(a)(b)	8,259	84
Callon Petroleum Co.(a)	36,524	159
Camber Energy, Inc.(a)	3,016	—(c)
CARBO Ceramics, Inc.(a)	2,939	7
Carrizo Oil & Gas, Inc.(a)	14,491	124
Centennial Resource Development, Inc., Class A(a)	49,277	222
Centrus Energy Corp., Class A(a)	955	3
Cheniere Energy, Inc.(a)	42,179	2,661
Chesapeake Energy Corp.(a)(b)	188,266	265
Clean Energy Fuels Corp.(a)	22,478	46
CNX Resources Corp.(a)	32,029	233
Comstock Resources, Inc.(a)(b)	16,891	132
CONSOL Energy, Inc.(a)	3,679	58
Contango Oil & Gas Co.(a)	4,345	12
Continental Resources, Inc.(a)	16,281	501
Contura Energy, Inc.(a)	3,413	95
Covia Holdings Corp.(a)	4,448	9
Cross Timbers Royalty Trust	1,080	9
Dawson Geophysical Co.(a)	3,636	8
Delek US Holdings, Inc.	12,870	467
Denbury Resources, Inc.(a)	71,423	85
Diamond Offshore Drilling, Inc.(a)(b)	6,942	39
Dorian LPG Ltd.(a)	7,548	78
Dril-Quip, Inc.(a)	4,762	239
ENGlobal Corp.(a)	2,613	3
Enservco Corp.(a)	8,261	2
EQT Corp.	37,723	401
Equitrans Midstream Corp.	28,470	414
Era Group, Inc.(a)	3,201	34
Evolution Petroleum Corp.	5,259	31
Exterran Corp.(a)	5,691	74
Extraction Oil & Gas, Inc.(a)(b)	14,143	42

Security Description	Shares	Value
FieldPoint Petroleum Corp.(a)	1,061	$ —(c)
Forum Energy Technologies, Inc.(a)	15,041	23
FTS International, Inc., Class A(a)	3,956	9
Geospace Technologies Corp.(a)	1,546	24
Gevo, Inc.(a)	2,054	7
Goodrich Petroleum Corp.(a)	1,422	15
Green Plains, Inc.	6,111	65
Gulf Island Fabrication, Inc.(a)	2,085	11
Gulfport Energy Corp.(a)	20,655	56
Hallador Energy Co.	4,303	16
Harvest Natural Resources, Inc.(a)(e)	537	—(c)
Helix Energy Solutions Group, Inc.(a)	23,309	188
Highpoint Resources Corp.(a)	17,705	28
Hornbeck Offshore Services, Inc.(a)	6,399	5
Houston American Energy Corp.(a)	9,700	2
Hugoton Royalty Trust(a)	6,683	2
ION Geophysical Corp., Class A(a)	2,077	19
Isramco, Inc.(a)	142	17
Jagged Peak Energy, Inc.(a)(b)	9,220	67
Keane Group, Inc.(a)	7,930	48
Key Energy Services, Inc.(a)	1,088	2
Klx Energy Services Holdings, Inc.(a)	3,085	27
Laredo Petroleum, Inc.(a)	22,575	54
Liberty Oilfield Services, Inc.	2,229	24
Lilis Energy, Inc.(a)	15,692	5
Lonestar Resources US, Inc., Class A(a)	3,108	8
Magnolia Oil & Gas Corp.(a)	18,671	207
Mammoth Energy Services, Inc.	6,303	16
Matador Resources Co.(a)	17,846	295
Matrix Service Co.(a)	4,151	71
McDermott International, Inc.(a)(b)	27,476	56
Mexco Energy Corp.(a)	160	1
Mitcham Industries, Inc.(a)	1,509	5
Montage Resources Corp.(a)	2,821	11
Murphy Oil Corp.(b)	21,259	470
Nabors Industries Ltd.	60,667	113
Nacco Industries, Inc.	642	41
National Energy Services Reunited Corp.(a)	7,337	49
Natural Gas Services Group, Inc.(a)	2,048	26
NCS Multistage Holdings, Inc.(a)	2,489	5
Newpark Resources, Inc.(a)	14,015	107
Nextdecade Corp.(a)	18,219	105
Nine Energy Service, Inc.(a)	2,709	17
Northern Oil And Gas, Inc.(a)(b)	48,174	94
Nuverra Environmental Solutions, Inc.(a)	1,556	7
Oasis Petroleum, Inc.(a)	47,549	165
Oceaneering International, Inc.(a)	13,716	186
Oil States International, Inc.(a)	7,727	103
Overseas Shipholding Group, Inc.(a)	14,437	25
Pacific Coast Oil Trust	6,322	12
Pacific Ethanol, Inc.(a)	8,194	5
Panhandle Oil And Gas, Inc., Class B	2,804	39
Parker Drilling Co.(a)	2,655	50
Parsley Energy, Inc., Class A	47,075	792
Patterson-UTI Energy, Inc.	34,171	291
PBF Energy, Inc., Class A	15,970	434
PDC Energy, Inc.(a)	9,548	265
Peabody Energy Corp.	12,716	187
Penn Virginia Corp.(a)	2,257	66
Permianville Royalty Trust	4,003	10
Pioneer Energy Services Corp.(a)	9,682	1
Propetro Holding Corp.(a)	13,200	120

Security Description	Shares	Value
QEP Resources, Inc.	35,148	$130
Quintana Energy Services, Inc.(a)	1,386	3
Range Resources Corp.	34,821	133
Ranger Energy Services, Inc.(a)	739	5
Renewable Energy Group, Inc.(a)	5,825	87
REX American Resources Corp.(a)	802	61
RigNet, Inc.(a)	2,138	17
Rosehill Resources, Inc.(a)	648	1
Royale Energy, Inc.(a)	4,999	1
RPC, Inc.(b)	12,397	70
SAExploration Holdings, Inc.(a)	620	1
SandRidge Energy, Inc.(a)	6,040	28
SEACOR Holdings, Inc.(a)	2,469	116
SEACOR Marine Holdings, Inc.(a)	2,914	37
Select Energy Services, Inc.(a)	9,162	79
Semgroup Corp.	10,313	169
Ship Finance International Ltd.(b)	13,370	188
Silverbow Resources, Inc.(a)	1,967	19
SM Energy Co.(b)	16,371	159
Smart Sand, Inc.(a)	4,351	12
Solaris Oilfield Infrastructure, Inc., Class A	3,342	45
Southwestern Energy Co.(a)(b)	72,109	139
SRC Energy, Inc.(a)	33,308	155
Stabilis Energy, Inc.(a)(b)	2,462	16
Superior Drilling Products, Inc.(a)	2,403	2
Superior Energy Services, Inc.(a)	23,879	3
Synthesis Energy Systems, Inc.(a)	214	—(c)
Talos Energy, Inc.(a)	4,196	85
Targa Resources Corp.	39,348	1,582
Teekay Corp.	9,607	38
Tellurian, Inc.(a)(b)	21,357	178
Tengasco Inc(a)	1,842	1
TETRA Technologies, Inc.(a)	17,641	35
Tidewater, Inc.(a)	5,472	83
Torchlight Energy Resources, Inc.(a)	9,658	11
Ultra Petroleum Corp.(a)	28,800	6
Unit Corp.(a)	7,491	25
Uranium Energy Corp.(a)	30,881	30
US Energy Corp Wyoming(a)	1,459	1
Vaalco Energy, Inc.(a)	10,120	21
Vertex Energy, Inc.(a)	5,084	6
Voc Energy Trust	2,295	12
W&T Offshore, Inc.(a)	16,968	74
Westwater Resources, Inc.(a)	334	1
Whiting Petroleum Corp.(a)	11,177	90
World Fuel Services Corp.(d)	9,930	397
WPX Energy, Inc.(a)	69,952	742
Yuma Energy, Inc.(a)	207	1
Zion Oil & Gas, Inc.(a)(b)	13,146	3
		18,588
Financials (17.6%):
1347 Property Insurance Holdings, Inc.(a)	830	4
1895 Bancorp of Wisconsin, Inc.(a)	389	4
1st Source Corp.	2,866	131
AG Mortgage Investment Trust, Inc.	5,360	81
Agnc Investment Corp.	87,877	1,414
Alcentra Capital Corp.	1,994	18
Alleghany Corp.(a)(b)	2,366	1,888
Allegiance Bancshares, Inc.(a)	3,651	117
Ally Financial, Inc.	65,078	2,159
Amerant Bancorp, Inc.(a)	1,556	33

Security Description	Shares	Value
American Equity Investment Life Holding Co.	14,073	$341
American Financial Group, Inc.	13,081	1,411
American National Bankshares, Inc.	1,910	68
American National Insurance Co.	3,728	461
American River Bankshares	1,007	14
Ameris Bancorp	10,544	424
AMERISAFE, Inc.	3,054	202
AmeriServ Financial, Inc.	3,158	13
Ames National Corp.	1,564	45
Annaly Capital Management, Inc.	241,231	2,124
Anworth Mortgage Asset Corp.	16,164	53
Apollo Commercial Real Estate Finance, Inc.	22,116	424
Apollo Investment Corp.	12,394	199
Arbor Realty Trust, Inc.(b)	14,906	195
Arch Capital Group Ltd.(a)	53,078	2,228
Ares Capital Corp.	76,760	1,430
Ares Commercial Real Estate Corp.	3,795	58
Ares Management Corp., Class A	15,816	424
Argo Group International Holdings Ltd.	5,773	405
Arlington Asset Investment Corp., Class A	6,059	33
Armour Residential REIT, Inc.	9,151	153
Arrow Financial Corp.	2,498	83
Artisan Partners Asset Management, Class A	7,286	206
Ashford, Inc.(a)	259	6
Associated Bancorp, Class A	26,857	544
Associated Capital Group, Inc.	569	20
Assured Guaranty Ltd.	16,642	740
Asta Funding, Inc.(a)	517	4
Atlantic American Corp.	901	2
Atlantic Union Bankshares Corp.	13,888	517
Atlanticus Holdings Corp.(a)	1,409	12
Atlas Financial Holdings, Inc.(a)	1,490	1
AXA Equitable Holdings, Inc.	45,987	1,019
Axis Capital Holdings Ltd., Class A	12,998	867
Axos Financial, Inc.(a)	9,049	250
Bain Capital Specialty Finance, Inc.	1,395	26
Banc of California, Inc.	7,981	113
BancFirst Corp.	3,231	179
Bancorp 34, Inc.	568	8
BancorpSouth Bank	16,471	488
Bank of Hawaii Corp.	6,569	564
Bank of Marin Bancorp	2,104	87
Bank of South Carolina Corp.	795	15
Bank of the James Financial Group, Inc.	741	11
Bank OZK, Class A	21,304	581
Bank7 Corp.	601	11
Bankfinancial Corp.	2,403	29
BankUnited, Inc.	16,474	554
Bankwell Financial Group, Inc.	1,092	30
Banner Corp.	5,502	309
Bar Harbor Bankshares	2,795	70
Barings BDC, Inc.	9,127	93
Baycom Corp.(a)	2,054	47
BCB Bancorp, Inc., Class A	2,953	38
Berkshire Hills Bancorp, Inc.	7,369	216
BGC Partners, Inc., Class A	41,126	226
BlackRock Capital Investment Corp.	12,395	62
BlackRock TCP Capital Corp.	10,582	143
Blackstone Mortgage Trust, Inc., Class A	21,044	754
Blucora, Inc.(a)	7,058	153
BOK Financial Corp.	5,918	468
Boston Private Financial Holdings, Inc.	13,124	153

Security Description	Shares	Value
Bridge Bancorp, Inc.	3,145	$93
Bridgewater Bancshares, Inc.(a)	3,411	41
Brighthouse Financial, Inc.(a)	18,768	760
Broadway Financial Corp.(a)	1,645	2
Brookline Bancorp, Inc., Class A	12,353	182
Brown & Brown, Inc.	40,121	1,447
Bryn Mawr Bank Corp.	3,374	123
Business First Bancshares, Inc.	1,083	26
Byline Bancorp, Inc., Class A(a)	4,381	78
C&F Financial Corp., Class B	625	33
Cadence Bancorp, Class A	21,800	382
Cambridge Bancorp, Class A	777	58
Camden National Corp.	2,459	107
Capital Bancorp, Inc., Class B(a)	1,655	23
Capital City Bank Group, Inc.	2,028	56
Capital Southwest Corp.	2,742	60
Capitala Finance Corp.	2,898	24
Capitol Federal Financial, Inc.	18,328	253
Capstar Financial Holdings, Inc.	2,938	49
Capstead Mortgage Corp.	13,594	100
Carolina Trust Bancshares, Inc.(a)	1,473	15
Cathay General Bancorp	12,882	447
CBM Bancorp, Inc.(a)	701	10
CBTX, Inc., Class A	3,230	90
Centerstate Banks, Inc.	20,930	502
Central Federal Corp.(a)	747	9
Central Pacific Financial Corp.	4,485	127
Central Valley Community Bancorp, Class A	2,336	48
Century Bancorp, Inc., Class A	541	47
Chemung Financial Corp.	758	32
Cherry Hill Mortgage Investment Corp.	2,580	34
Chimera Investment Corp.	31,676	620
CIT Group, Inc.	16,309	739
Citizens & Northern Corp.	2,270	60
Citizens, Inc., Class A(a)	7,495	51
City Holding Co.	2,582	197
Civista Bancshares, Inc.	2,813	61
CNA Financial Corp.	5,378	265
CNB Financial Corp., Class A	2,744	79
CNO Financial Group, Inc.	25,641	406
Coastal Financial Corp.(a)	1,458	22
Codorus Valley Bancorp, Inc., Class A	1,447	34
Cohen & Co., Inc.	67	—(c)
Cohen & Steers, Inc.	4,423	243
Colony Bankcorp, Inc.	1,385	21
Colony Credit Real Estate, Inc.	14,810	214
Columbia Banking System, Inc.	10,596	391
Columbia Financial, Inc.(a)	9,599	152
Commerce Bancshares, Inc., Class C	17,113	1,039
Community Bank System, Inc.	7,980	492
Community First Bancshares, Inc.(a)	594	6
Community Trust Bancorp, Inc., Class A	3,008	128
Conifer Holdings, Inc.(a)	668	3
Connectone Bancorp, Inc., Class A	6,001	133
Consumer Portfolio Services, Inc.(a)	3,190	11
County Bancorp, Inc.	1,076	21
Cowen, Inc., Class A(a)	4,955	76
Crawford & Co.	1,554	16
Credit Acceptance Corp.(a)	2,538	1,172
Cullen/Frost Bankers, Inc.	9,657	855
Curo Group Holdings Corp.(a)(b)	3,261	43
Customers Bancorp, Inc., Class A(a)	4,879	101

Security Description	Shares	Value
CVB Financial Corp.	22,438	$468
Diamond Hill Investment Group, Inc.	554	77
Dime Community Bancshares, Inc.	4,739	101
Donegal Group, Inc.	2,205	32
Donnelley Financial Solutions, Inc.(a)	4,619	57
Dynex Capital, Inc.(b)	3,741	55
Eagle Bancorp Montana, Inc., Class A	1,049	18
Eagle Bancorp, Inc.	5,411	241
Eagle Financial Bancorp, Inc.(a)	269	4
East West Bancorp, Inc.	23,849	1,057
Eaton Vance Corp.	18,142	815
eHealth, Inc.(a)	3,303	221
Elevate Credit, Inc.(a)	3,595	15
Ellington Financial, Inc.	5,370	97
Ellington Residential Mortgage REIT	2,245	24
Emergent Capital, Inc.(a)	10,395	3
Employers Holdings, Inc.	4,963	216
Encore Capital Group, Inc.(a)	2,398	80
Enova International, Inc.(a)	5,223	108
Enstar Group, Ltd.(a)	2,459	467
Entegra Financial Corp.(a)	1,134	34
Enterprise Bancorp, Inc., Class A	1,827	55
Enterprise Financial Services Corp.	4,550	185
Equity Bancshares, Inc.(a)	2,608	70
Equus Total Return, Inc.(a)	1,216	2
Erie Indemnity Co., Class A	3,161	587
Esquire Financial Holdings, Inc.(a)	1,085	27
Essa Bancorp, Inc., Class A	1,828	30
Evans Bancorp, Inc., Class A	739	28
Evercore, Inc.	6,729	539
Exantas Capital Corp.	5,221	59
EZCORP, Inc., Class A(a)	6,989	45
FactSet Research Systems, Inc.	6,335	1,540
Farmers & Merchants Bancorp, Inc., Class B	1,880	49
FB Financial Corp.	2,445	92
FBL Financial Group, Inc., Class A	4,439	264
Federal Agricultural Mortgage Corp.	1,329	109
Federal Home Loan Mortgage Corp.(a)	117,052	420
Federal National Mortgage Association(a)	208,529	792
Federated Investors, Inc., Class B	13,488	437
Fednat Holding Co.	1,988	28
FFBW, Inc.(a)	531	6
Fidelity D&d Bancorp, Inc.	620	39
Fidelity National Financial, Inc., Class A	42,563	1,890
Fidus Investment Corp.	4,405	65
Financial Institutions, Inc.	2,677	81
First Acceptance Corp.(a)	3,140	3
First American Financial Corp.	16,955	1,001
First Bancorp, Inc.	1,725	47
First Bancorp, Inc.	33,655	336
First Bancorp, Inc., Class A	4,981	179
First Busey Corp.	9,515	241
First Choice Bancorp, Class A	1,874	40
First Citizens BancShares, Inc., Class A	1,414	667
First Commonwealth Financial Corp.	15,253	203
First Community Bankshares, Inc.	2,355	76
First Defiance Financial Corp.	3,231	94
First Financial Bancorp	14,383	352
First Financial Bankshares, Inc.	20,271	676
First Financial Corp., Class A	2,355	102
First Financial Northwest, Inc.	1,382	20
First Hawaiian, Inc.	22,123	591

Security Description	Shares	Value
First Horizon National Corp.	47,699	$773
First Internet Bancorp	1,815	39
First Interstate BancSystem, Inc., Class A	5,696	229
First Merchants Corp.	9,264	349
First Midwest Bancorp, Inc.	17,287	337
First United Corp.	1,276	28
First US Bancshares, Inc.	1,135	10
First Western Financial, Inc.(a)	1,136	19
FirstCash, Inc., Class A	6,681	612
Flagstar Bancorp, Inc., Class A	4,475	167
Flushing Financial Corp.	4,263	86
FNB Corp.	52,043	600
Fncb Bancorp, Inc.	3,295	26
Focus Financial Partners, Inc.(a)	2,993	71
Franklin Financial Network, Inc.	2,334	71
FS KKR Capital Corp.	94,110	549
FSB Bancorp, Inc.(a)	293	5
Fulton Financial Corp.	27,053	438
FVCBankcorp, Inc., Class A(a)	2,209	39
Gain Capital Holdings, Inc.	3,122	16
GAMCO Investors, Inc., Class A	1,790	35
Garrison Capital, Inc.	2,890	20
Genworth Financial, Inc., A(a)	80,659	355
German American Bancorp, Inc., Class A	4,468	143
Glacier Bancorp, Inc.	13,099	530
Gladstone Capital Corp.	5,285	52
Gladstone Investment Corp.(b)	5,910	73
GlassBridge Enterprises, Inc.(a)	3	—(c)
Glen Burnie Bancorp	457	5
Goldman Sachs BDC, Inc.	7,243	146
Goosehead Insurance, Inc.	1,503	74
Granite Point Mortgage Trust, Inc.	9,677	181
Great Ajax Corp.	2,254	35
Great Elm Capital Group, Inc.(a)	3,878	14
Great Southern Bancorp, Inc., Class A	1,917	109
Great Western Bancorp, Inc.	8,100	267
Green Dot Corp.(a)	8,040	203
Greenhill & Co., Inc.	2,389	31
Guaranty Bancshares, Inc., Class A	1,876	57
GWG Holdings, Inc.(a)(b)	5,173	52
Hallmark Financial Services, Inc.(a)	2,774	53
Hamilton Lane, Inc.	2,473	141
Hancock Whitney Corp., Class B	14,545	557
Hanmi Financial Corp.	4,789	90
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,579	308
HarborOne Bancorp, Inc.(a)	4,888	49
Harvest Capital Credit Corp.	796	8
Hawthorn Bancshares, Inc.	1,062	25
HCI Group, Inc.	1,102	46
Health Insurance Innovations, Inc.(a)(b)	2,132	53
Heartland Financial USA, Inc.	6,206	278
Hercules Capital, Inc.	17,504	234
Heritage Commerce Corp.	6,243	73
Heritage Financial Corp.	5,116	138
Heritage Insurance Holdings, Inc.	5,134	77
Hilltop Holdings, Inc.	13,200	315
HMN Financial, Inc., Class A(a)	767	17
Home Bancorp, Inc.	1,450	57
Home BancShares, Inc.	24,200	455
Homestreet, Inc.(a)	4,176	114
Hope Bancorp, Inc.	18,474	265
Horace Mann Educators Corp.	6,373	295

Security Description	Shares	Value
Horizon Bancorp, Inc., Class A	7,220	$125
Horizon Technology Finance Corp.	2,438	29
Houlihan Lokey, Inc.	3,220	145
Hunt Cos Finance Trust, Inc.	3,241	11
IBERIABANK Corp.	9,113	688
Impac Mortgage Holdings, Inc.(a)	2,212	17
Income Opportunity Realty Investors, Inc.(a)	141	2
Independence Holding Co.	1,049	40
Independent Bank Corp.	5,437	406
Independent Bank Corp.	3,888	83
Independent Bank Group, Inc.	6,605	347
Interactive Brokers Group, Inc.	8,925	480
International Bancshares Corp.	9,456	365
International Fcstone, Inc., Class A(a)	2,514	103
Invesco Mortgage Capital, Inc.	19,218	294
Investar Holding Corp.	1,698	40
Investcorp Credit Management BDC, Inc.	2,452	16
Investors Bancorp, Inc., Class A	44,666	507
Investors Title Co.	163	26
Kearny Financial Corp.	12,521	163
Kemper Corp.	10,639	829
Kinsale Capital Group, Inc.	3,335	345
KKR Real Estate Finance Trust, Inc.	6,409	125
Ladder Capital Corp.	10,135	175
Ladenburg Thalmann Financial Services, Inc.	22,491	53
Lakeland Bancorp, Inc., Class A	8,538	132
Lakeland Financial Corp.	4,306	189
LegacyTexas Financial Group, Inc.	7,630	332
Legg Mason, Inc.	13,410	512
LendingTree, Inc.(a)	904	281
Level One Bancorp, Inc., Class A	837	20
Limestone Bancorp, Inc., Class A(a)	752	12
Live Oak Bancshares, Inc.	5,282	96
LPL Financial Holdings, Inc.	13,371	1,095
Luther Burbank Corp.	2,941	33
Macatawa Bank Corp.	5,149	53
Maiden Holdings Ltd.(a)	11,368	9
Main Street Capital Corp.(b)	11,294	488
Manning & Napier, Inc.	2,614	5
Markel Corp.(a)	2,368	2,798
Marlin Business Services Corp.	2,001	50
MBIA, Inc.(a)	15,264	141
Medallion Financial Corp.(a)	3,810	24
Medley Capital Corp.	9,808	25
Medley Management, Inc.	834	3
Mercantile Bank Corp.	2,602	85
Merchants Bancorp	3,049	50
Mercury General Corp.	4,884	273
Meridian Bancorp, Inc.	7,038	132
Meta Financial Group, Inc.	6,393	208
Metropolitan Bank Holding Corp.(a)	899	35
MFA Financial, Inc.	62,469	460
MGIC Investment Corp.	60,254	758
Midland States BanCorp, Inc.	3,900	102
MidWestOne Financial Group, Inc.	2,782	85
Moelis & Co., Class A	4,797	158
Monroe Capital Corp.	3,681	39
Morningstar, Inc.	3,610	528
Mutualfirst Financial, Inc.	1,552	49
Mvb Financial Corp.	1,866	37
MVC Capital, Inc.	2,643	24
National Bank Holdings Corp.	3,851	132

Security Description	Shares	Value
National Bankshares, Inc.	1,089	$44
National General Holdings Corp.	12,430	286
National Western Life Group, Inc., Class A	340	91
Navient Corp.	34,903	447
NBT Bancorp, Inc.	6,776	248
Nelnet, Inc., Class A	3,305	210
New Mountain Finance Corp.	13,194	180
New Residential Investment Corp.	66,575	1,044
New York Community Bancorp, Inc.	67,322	844
New York Mortgage Trust, Inc.	36,066	220
Newtek Business Services Corp.	3,235	73
NI Holdings, Inc.(a)	1,720	29
Nicholas Financial, Inc.(a)	2,070	19
NMI Holdings, Inc., Class A(a)	9,850	259
Northfield Bancorp, Inc.	7,171	115
Northrim Bancorp, Inc.	1,147	46
Northwest Bancshares, Inc.	15,492	254
Norwood Financial Corp.	1,132	36
Oaktree Specialty Lending Corp.	21,066	109
Oceanfirst Financial Corp.	8,673	205
Ocwen Financial Corp.(a)	16,945	32
OFG Bancorp	8,133	178
OFS Capital Corp.	1,876	22
OHA Investment Corp.	3,350	4
Old National Bancorp	27,568	474
Old Point Financial Corp.	824	20
Old Republic International Corp.	49,095	1,157
Old Second Bancorp, Inc.	4,684	57
On Deck Capital, Inc.(a)	11,346	38
Onemain Holdings, Inc.	14,458	530
OP Bancorp	1,804	18
Oppenheimer Holdings, Inc.	1,745	52
Orchid Island Capital, Inc.	10,397	60
Origin Bancorp, Inc.	3,549	120
Oritani Financial Corp.	6,413	113
Ottawa Bancorp, Inc.	551	7
Oxford Square Capital Corp.	8,674	54
Pacific Mercantile Bancorp(a)	3,132	24
Pacific Premier Bancorp, Inc.	9,595	299
PacWest Bancorp	19,044	692
Palomar Holdings, Inc.(a)	1,606	63
Park National Corp.	2,848	270
Parke Bancorp, Inc.	1,937	43
Patriot National Bancorp, Inc.	250	3
PCSB Financial Corp.	2,436	49
PDL Community Bancorp(a)	1,280	18
Peapack-Gladstone Financial Corp.	3,116	87
PennantPark Floating Rate Capital Ltd.	6,982	81
Pennantpark Investment Corp.	12,072	76
Penns Woods Bancorp, Inc.	845	39
Pennymac Financial Services(a)	7,758	236
Pennymac Mortgage Investment Trust	13,825	307
Peoples Bancorp of North Carolina, Inc.	944	28
Peoples Bancorp, Inc.	3,316	105
People’s Utah Bancorp	2,776	79
Pinnacle Financial Partners, Inc.	12,749	724
Piper Jaffray Co.	2,178	164
Plumas Bancorp	844	17
Popular, Inc.	15,488	838
Portman Ridge Finance Corp.	6,121	14
PRA Group, Inc.(a)	5,557	188
Preferred Bank	1,757	92

Security Description	Shares	Value
Premier Financial Bancorp, Inc.	2,214	$38
Primerica, Inc.	5,794	737
ProAssurance Corp.	8,322	335
Prosperity Bancshares, Inc.	11,573	817
Protective Insurance Corp.	631	11
Provident Bancorp, Inc.(a)	728	17
Provident Financial Holdings, Inc.	1,161	24
Provident Financial Services, Inc.	9,736	239
Pzena Investment Management, Inc., Class A	2,902	26
QCR Holdings, Inc.	2,667	101
Radian Group, Inc.	31,838	727
Randolph Bancorp, Inc.(a)	976	14
RBB Bancorp	2,277	45
Ready Capital Corp.	7,514	120
Red River Bancshares, Inc.(a)	103	4
Redwood Trust, Inc.	13,606	223
Regional Management Corp.(a)	1,915	54
Reinsurance Group of America, Inc.	10,364	1,657
RenaissanceRe Holdings Ltd., ADR	7,156	1,384
Renasant Corp.	10,029	351
Republic Bancorp, Inc.	2,074	90
Republic First Bancorp, Inc.(a)	7,735	32
Rhinebeck Bancorp, Inc.(a)	862	9
Riverview Bancorp, Inc.	3,379	25
RLI Corp.	7,060	656
S&T Bancorp, Inc.	5,316	194
Sachem Capital Corp.	3,326	16
Safeguard Scientifics, Inc.(a)	2,593	29
Safety Insurance Group, Inc.	1,939	196
Salisbury Bancorp, Inc.	506	20
Sandy Spring Bancorp, Inc.	5,962	201
Santander Consumer USA Holdings, Inc.	19,003	485
Saratoga Investment Corp.	1,140	28
SB Financial Group, Inc.	1,080	18
Seacoast Banking Corp. of Florida(a)	7,221	183
Security National Financial Corp.(a)	1,923	10
SEI Investments Co.	25,266	1,498
Selective Insurance Group, Inc.	9,279	698
ServisFirst Bancshares, Inc.	8,479	281
Severn Bancorp, Inc.	1,862	15
Shore Bancshares, Inc.	2,163	33
Siebert Financial Corp.(a)	733	7
Sierra Bancorp	2,622	70
Signature Bank	8,532	1,018
Silvercrest Asset Management Group, Inc.	1,229	15
Simmons First National Corp., Class A	15,020	374
Sirius International Insurance Group Ltd.(a)	830	7
SLM Corp.	56,820	501
Solar Capital Ltd.	6,316	130
Solar Senior Capital Ltd.	2,716	48
South Plains Financial, Inc.	598	10
South State Corp.	5,986	451
Southern First Bancshares, Inc.(a)	1,068	43
Southern Missouri Bancorp, Inc.	1,377	50
Southern National Bancorp of Virginia, Inc.	3,518	54
Southside Bancshares, Inc.	5,282	180
Spirit of Texas Bancshares, Inc.(a)	2,606	56
Starwood Property Trust, Inc.	47,443	1,149
State Auto Financial Corp.	2,579	84
Stellus Capital Investment Corp.(b)	3,404	46
Sterling Bancorp	34,338	689
Sterling Bancorp, Inc.	2,426	24

Security Description	Shares	Value
Stewart Information Services	3,670	$142
Stifel Financial Corp.	11,340	651
Stock Yards Bancorp, Inc.	3,863	142
Summit Financial Group, Inc.	2,111	54
Sutter Rock Capital Corp.(a)	3,238	20
Synovus Financial Corp.	25,808	923
TCF Financial Corp.	25,115	957
TCG BDC, Inc.(b)	10,368	149
TD Ameritrade Holding Corp.	37,859	1,769
Territorial Bancorp, Inc.	1,563	45
Texas Capital Bancshares, Inc.(a)	7,785	425
TFS Financial Corp.	9,579	173
The Bancorp, Inc.(a)	8,134	81
The Bank of Princeton	1,028	30
The First of Long Island Corp.	4,170	95
The Hanover Insurance Group, Inc.	6,742	914
THL Credit, Inc.	5,269	36
Timberland Bancorp, Inc.	1,381	38
Tompkins Financial Corp.	2,261	183
Towne Bank	11,159	310
TPG RE Finance Trust, Inc.	8,141	162
TPG Specialty Lending, Inc.	10,106	212
Tradeweb Markets, Inc., Class A	7,203	266
Tremont Mortgage Trust	1,475	7
Trico Bancshares	4,715	171
TriplePoint Venture Growth BDC Corp.	4,469	74
Tristate Capital Holdings, Inc.(a)	3,859	81
Triumph Bancorp, Inc.(a)	4,184	133
Trupanion, Inc.(a)	5,279	134
TrustCo Bank Corp.	14,993	122
Trustmark Corp.	9,093	310
Two Harbors Investment Corp.	46,671	613
Two River Bancorp	1,561	32
UMB Financial Corp.	6,096	394
Umpqua Holdings Corp.	34,143	562
Union Bankshares, Inc.	644	20
United Bancorp, Inc.	961	11
United Bankshares, Inc.	15,997	606
United Community Banks, Inc.	12,382	351
United Community Financial Corp.	7,644	82
United Financial Bancorp, Inc.	7,457	102
United Fire Group, Inc.	3,494	164
United Insurance Holdings Corp.	4,044	57
United Security Bancshares	2,686	28
Unity Bancorp, Inc.	1,483	33
Universal Insurance Holdings, Inc.	5,490	165
Univest Financial Corp.	4,904	125
US Global Investors, Inc.	1,948	4
Valley National Bancorp	51,970	565
Value Line, Inc.	190	4
Veritex Holdings, Inc.	7,524	183
Victory Capital Holdings, Inc.	2,190	34
Village Bank and Trust Financial Corp.(a)	127	4
Virtu Financial, Inc.	5,142	84
Virtus Investment Partners, Inc.	918	102
Voya Financial, Inc.	23,616	1,286
W.R. Berkley Corp.	24,400	1,762
Waddell & Reed Financial, Inc., Class A	10,819	186
Walker & Dunlop, Inc.	4,817	269
Washington Federal, Inc.	12,747	472
Washington Trust Bancorp, Inc.	2,402	116
Webster Financial Corp.	13,439	630

Security Description	Shares	Value
Wellesley Bank	390	$12
WesBanco, Inc.	9,242	345
West Bancorp, Inc.	2,621	57
Westamerica Bancorp	3,297	205
Westbury Bancorp, Inc.(a)	610	16
Western Alliance Bancorp	17,495	806
Western Asset Mortgage Capital Corp.	8,721	84
Western New England Bancorp, Inc.	4,174	40
Westwood Holdings Group, Inc.	1,502	42
White Mountains Insurance Group Ltd.	464	501
WhiteHorse Finance, Inc.	1,628	23
Wintrust Financial Corp.	9,285	600
WisdomTree Investments, Inc.	18,984	99
World Acceptance Corp.(a)	1,509	192
WSFS Financial Corp.	8,367	369
		130,904
Health Care (11.4%):
AAC Holdings, Inc.(a)	3,094	2
Abeona Therapeutics, Inc.(a)	4,692	11
Acadia Healthcare Co., Inc.(a)	10,861	338
Acadia Pharmaceuticals, Inc.(a)	19,209	691
Accelerate Diagnostics, Inc.(a)(b)	5,884	109
Acceleron Pharma, Inc.(a)	5,692	225
Accuray, Inc.(a)	13,789	38
Acelrx Pharmaceuticals, Inc.(a)(b)	12,790	28
Acer Therapeutics, Inc.(a)	787	3
Achieve Life Sciences, Inc.(a)	1,409	2
Achillion Pharmaceuticals, Inc.(a)	21,982	79
Aclaris Therapeutics, Inc.(a)	6,910	7
Acorda Therapeutics, Inc.(a)	6,327	18
Adamis Pharmaceuticals Corp.(a)	10,033	7
Adaptive Biotechnologies Corp.(a)	2,610	81
Addus HomeCare Corp.(a)	1,970	156
Adial Pharmaceuticals, Inc.(a)	1,470	2
Aduro Biotech, Inc.(a)	8,069	9
Advaxis, Inc.(a)	2,990	1
Adverum Biotechnologies, Inc.(a)	8,795	48
Aeglea Biotherapeutics, Inc.(a)	4,727	36
Aeon Global Health Corp.(a)	899	—(c)
Aerie Pharmaceuticals, Inc.(a)(b)	7,111	137
Agenus, Inc.(a)	18,856	49
Agex Therapeutics, Inc.(a)	3,761	7
Agile Therapeutics, Inc.(a)	8,715	10
Agios Pharmaceuticals, Inc.(a)	6,660	216
Aileron Therapeutics, Inc.(a)	2,926	2
AIM ImmunoTech, Inc.(a)	370	—(c)
Aimmune Therapeutics, Inc.(a)	5,964	125
Akcea Therapeutics, Inc.(a)	668	10
Akebia Therapeutics, Inc.(a)	19,948	78
Akero Therapeutics, Inc.(a)	1,021	23
Akers Biosciences, Inc.(a)	2,246	1
Akorn, Inc.(a)	16,089	61
Albireo Pharma, Inc.(a)	1,778	36
Alder Biopharmaceuticals, Inc.(a)	11,728	221
Aldeyra Therapeutics, Inc.(a)	4,257	22
Alector, Inc.(a)(b)	5,209	75
Alimera Sciences, Inc.(a)	11,278	6
Alkermes PLC(a)	16,952	331
Allakos, Inc.(a)(b)	3,327	262
Allena Pharmaceuticals, Inc.(a)	1,815	7
Allied Healthcare Products, Inc.(a)	286	—(c)

Security Description	Shares	Value
Allogene Therapeutics, Inc.(a)(b)	8,754	$239
Allscripts Healthcare Solutions, Inc.(a)	24,875	273
Alnylam Pharmaceuticals, Inc.(a)	15,346	1,234
Alphatec Holdings, Inc.(a)	8,674	44
Alpine Immune Sciences, Inc.(a)	1,581	6
Altimmune, Inc.(a)	2,325	5
AMAG Pharmaceuticals, Inc.(a)(b)	5,229	60
Amedisys, Inc.(a)	5,193	680
American Renal Associates Holdings, Inc.(a)	3,220	20
American Shared Hospital Services(a)	669	2
Amicus Therapeutics, Inc.(a)	39,134	314
AMN Healthcare Services, Inc.(a)	7,219	416
Amneal Pharmaceuticals, Inc.(a)	50,042	145
Amphastar Pharmaceuticals, Inc.(a)	5,678	113
Ampio Pharmaceuticals, Inc.(a)	22,666	11
Anaptysbio, Inc.(a)	3,455	121
AngioDynamics, Inc.(a)	5,696	105
ANI Pharmaceuticals, Inc.(a)	1,517	111
Anika Therapeutics, Inc.(a)	1,919	105
Anixa Biosciences, Inc.(a)	3,534	14
Antares Pharma, Inc.(a)	26,061	87
Apellis Pharmaceuticals, Inc.(a)	8,539	206
Apollo Endosurgery, Inc.(a)	2,415	8
Apollo Medical Holdings, Inc.(a)(b)	4,508	79
Applied Genetic Technologies Corp., Class A(a)	2,015	8
Applied Therapeutics, Inc.(a)	706	8
Aptevo Therapeutics, Inc.(a)	7,472	4
Aptinyx, Inc.(a)	3,142	11
Apyx Medical Corp.(a)	5,639	38
Aquabounty Technologies, Inc.(a)	2,228	6
Aquestive Therapeutics, Inc.(a)	3,148	10
Aravive, Inc.(a)	1,346	10
ARCA biopharma, Inc.(a)	234	1
Arcus Biosciences, Inc.(a)	4,491	41
Ardelyx, Inc.(a)	7,890	37
Arena Pharmaceuticals, Inc.(a)	8,301	380
Aridis Pharmaceuticals, Inc.(a)	934	6
ArQule, Inc.(a)	19,000	136
Arrowhead Pharmaceuticals, Inc.(a)	13,487	380
Arvinas, Inc.(a)	1,804	39
Assembly Biosciences, Inc.(a)	4,371	43
Assertio Therapeutics, Inc.(a)	9,857	13
Atara Biotherapeutics, Inc.(a)	7,911	112
Athenex, Inc.(a)	8,159	99
Atossa Genetics, Inc.(a)	1,642	3
Atreca, Inc., Class A(a)	1,300	16
AtriCure, Inc.(a)	5,077	127
Atrion Corp.	230	179
aTyr Pharma, Inc.(a)	443	2
Audentes Therapeutics, Inc.(a)	7,018	197
Avanos Medical, Inc., Class I(a)	6,330	237
Avantor, Inc.(a)	37,521	552
Avedro, Inc.(a)	1,413	32
Avenue Therapeutics, Inc.(a)	1,282	8
Aveo Pharmaceuticals, Inc.(a)	24,292	21
Avid Bioservices, Inc.(a)	8,885	47
Avinger, Inc.(a)	1,102	1
Avrobio, Inc.(a)	3,587	51
Axcella Health, Inc.(a)	654	4
Axogen, Inc.(a)	6,133	77
Axonics Modulation Technologies, Inc.(a)	2,392	64
Axsome Therapeutics, Inc.(a)(b)	4,678	95

Security Description	Shares	Value
Aytu BioScience, Inc.(a)	2,955	$4
AzurRx BioPharma, Inc.(a)	4,205	3
Bellerophon Therapeutics, Inc.(a)	7,565	4
Bellicum Pharmaceuticals, Inc.(a)	7,787	8
Bioanalytical Systems, Inc.(a)	1,358	5
Biocept, Inc.(a)	3,288	3
BioCryst Pharmaceuticals, Inc.(a)	17,281	50
Biodelivery Sciences International, Inc.(a)	14,637	62
Biolase, Inc.(a)	2,739	3
Biolife Solutions, Inc.(a)	2,031	34
BioMarin Pharmaceutical, Inc.(a)	24,827	1,673
Biomerica, Inc.(a)	1,340	4
BioNano Genomics, Inc.(a)	758	1
BioPharmX Corp.(a)	1,788	1
Bio-Rad Laboratories, Inc., Class A(a)	3,222	1,072
Biospecifics Technologies Corp.(a)	984	53
Bio-Techne Corp.	6,206	1,214
BioTelemetry, Inc.(a)	5,235	213
Bioxcel Therapeutics, Inc.(a)	818	6
Bluebird Bio, Inc.(a)(b)	4,764	437
Blueprint Medicines Corp.(a)	6,598	485
Brickell Biotech, Inc.(a)	483	2
Bridgebio Pharma, Inc.(a)	3,680	79
Brookdale Senior Living, Inc.(a)	31,179	236
Bruker Corp.	13,271	583
Caladrius Biosciences, Inc.(a)	1,635	4
Calithera Biosciences, Inc.(a)	8,105	25
Calyxt, Inc.(a)	942	5
Cambrex Corp.(a)	5,212	310
Cancer Genetics, Inc.(a)	8,475	1
Cantel Medical Corp.	5,559	416
Capital Senior Living Corp.(a)	4,202	18
Capricor Therapeutics, Inc.(a)	454	2
Cara Therapeutics, Inc.(a)	6,546	120
Cardiovascular Systems, Inc.(a)	4,327	206
CareDx, Inc.(a)	6,749	153
CASI Pharmaceuticals, Inc., Class A(a)	9,479	32
Cassava Sciences, Inc.(a)	2,665	3
Castle Biosciences, Inc.(a)	1,404	25
Castlight Health, Inc., Class B(a)	7,517	11
Catabasis Pharmaceuticals, Inc.(a)	1,988	11
Catalent, Inc.(a)	19,941	951
Catalyst Biosciences, Inc.(a)	2,028	10
Catalyst Pharmaceuticals, Inc.(a)	17,408	92
Catasys, Inc.(a)(b)	1,051	17
Celcuity, Inc.(a)	864	15
Celldex Therapeutics, Inc.(a)	1,796	4
Cellectar Biosciences, Inc.(a)	1,291	3
Cel-SCI Corp., Class A(a)(b)	6,069	54
Celsion Corp.(a)	3,686	6
Cerecor, Inc.(a)	6,313	21
Cerus Corp.(a)	19,607	101
Cesca Therapeutics, Inc.(a)	266	2
Champions Oncology, Inc.(a)	1,150	6
Change Healthcare, Inc.(a)(b)	8,519	103
Charles River Laboratories International, Inc.(a)	8,077	1,069
Checkpoint Therapeutics, Inc.(a)	4,559	11
Chembio Diagnostics, Inc.(a)	2,874	18
Chemed Corp.	2,612	1,091
Chemocentryx, Inc.(a)	6,794	46
Chiasma, Inc.(a)	3,334	17
Chimerix, Inc.(a)	9,846	23

Security Description	Shares	Value
Cidara Therapeutics, Inc.(a)	3,478	$7
Clearside Biomedical, Inc.(a)	5,683	4
Cleveland BioLabs, Inc.(a)	859	1
Clovis Oncology, Inc.(a)(b)	8,876	35
Cocrystal Pharma, Inc.(a)	2,349	5
Codexis, Inc.(a)	8,053	110
Co-Diagnostics, Inc.(a)(b)	1,661	2
Cohbar, Inc.(a)(b)	5,777	8
Coherus Biosciences, Inc.(a)	9,863	200
Collegium Pharmaceutical, Inc.(a)	4,449	51
Community Health Systems, Inc.(a)	13,393	48
Computer Programs & Systems	2,068	47
Conatus Pharmaceuticals, Inc.(a)	5,009	2
Concert Pharmaceuticals, Inc.(a)	3,985	23
Conformis, Inc.(a)	11,609	22
CONMED Corp.	3,813	367
Constellation Pharmaceuticals, Inc.(a)	1,533	10
Corcept Therapeutics, Inc.(a)	18,200	257
Corindus Vascular Robotics, Inc.(a)	22,331	96
Cortexyme, Inc.(a)	796	20
CorVel Corp.(a)	1,577	119
Corvus Pharmaceuticals, Inc.(a)	3,538	11
Covetrus, Inc.(a)	15,688	187
Crinetics Pharmaceuticals, Inc.(a)	1,652	25
Cross Country Healthcare, Inc.(a)	5,305	55
CryoLife, Inc.(a)	5,244	142
Cryoport, Inc.(a)	5,955	97
CTI BioPharma Corp., Class A(a)	9,800	8
Cue BioPharma, Inc.(a)	3,480	29
Cumberland Pharmaceuticals, Inc.(a)	1,523	9
Curis, Inc.(a)	4,973	11
Cutera, Inc.(a)	2,173	64
Cyclacel Pharmaceuticals, Inc.(a)	2,616	1
Cyclerion Therapeutics, Inc.(a)	2,615	32
Cytokinetics, Inc.(a)	8,314	95
CytomX Therapeutics, Inc., Class A(a)	7,016	52
Cytosorbents Corp.(a)(b)	4,994	25
CytRx Corp.(a)	5,655	2
Dare Bioscience, Inc.(a)	2,577	2
Deciphera Pharmaceuticals, Inc.(a)	3,163	107
Delcath Systems, Inc.(a)	3,252	—(c)
Denali Therapeutics, Inc.(a)	11,690	179
Dermira, Inc.(a)	7,828	50
Dexcom, Inc.(a)	14,263	2,128
Dicerna Pharmaceuticals, Inc.(a)	9,350	134
Digirad Corp.(a)	350	2
Diplomat Pharmacy, Inc.(a)	7,937	39
Diversicare Healthcare Services, Inc.(a)	691	2
Dova Pharmaceuticals, Inc.(a)(b)	2,084	58
Durect Corp.(a)	32,739	60
Dynavax Technologies Corp.(a)(b)	11,013	39
Eagle Pharmaceuticals, Inc.(a)	1,956	111
Editas Medicine, Inc.(a)	7,445	169
Eidos Therapeutics, Inc.(a)(b)	1,658	60
Eiger Biopharmaceuticals, Inc.(a)	3,979	41
Ekso Bionics Holdings, Inc.(a)	6,526	3
Elanco Animal Health, Inc.(a)(b)(e)	54,400	1,447
Electrocore, Inc.(a)	2,964	6
Electromed, Inc.(a)	1,284	8
Eloxx Pharmaceuticals, Inc.(a)	3,756	17
Emergent BioSolutions, Inc.(a)	7,312	382
Enanta Pharmaceuticals, Inc.(a)	2,373	143

Security Description	Shares	Value
Encompass Health Corp.	16,198	$1,025
Endo International PLC(a)	30,952	99
Endologix, Inc.(a)	2,207	9
ENDRA Life Sciences, Inc.(a)	854	1
Entasis Therapeutics Holdings, Inc.(a)	286	2
ENZO Biochem, Inc.(a)	7,060	25
Enzon Pharmaceuticals, Inc.	6,729	2
Epizyme, Inc.(a)	13,248	137
Equillium, Inc.(a)	840	3
Escalon Medical Corp.(a)	1,318	—(c)
Esperion Therapeutics, Inc.(a)	3,829	140
Establishment Labs Holdings, Inc.(a)	2,131	40
Eton Pharmaceuticals, Inc.(a)	2,127	13
Evelo Biosciences, Inc., Class B(a)	1,558	10
Evofem Biosciences, Inc.(a)	6,612	33
Evoke Pharma, Inc.(a)	3,725	3
Evolent Health, Inc.(a)	11,216	81
Evolus, Inc.(a)(b)	2,859	45
Exact Sciences Corp.(a)	21,857	1,974
Exelixis, Inc.(a)	45,642	807
EyeGate Pharmaceuticals, Inc.(a)	464	1
Eyenovia, Inc.(a)	2,131	8
Fate Therapeutics, Inc.(a)	9,625	149
Fennec Pharmaceuticals, Inc.(a)	3,009	14
Fibrocell Science, Inc.(a)	1,442	4
Fibrogen, Inc.(a)	11,789	436
Five Prime Therapeutics, Inc.(a)	5,390	21
Five Star Senior Living, Inc.(a)	4,573	2
Flexion Therapeutics, Inc.(a)	4,515	62
Fluidigm Corp.(a)	9,570	44
Fonar Corp.(a)	1,130	23
Fortress Biotech, Inc.(a)	7,752	11
Forty Seven, Inc.(a)	4,938	32
Fulcrum Therapeutics, Inc.(a)	776	5
Fulgent Genetics, Inc.(a)	1,188	12
G1 Therapeutics, Inc.(a)	4,115	94
Galectin Therapeutics, Inc.(a)(b)	8,067	30
Gemphire Therapeutics, Inc.(a)	1,783	1
Genesis Healthcare, Inc.(a)	12,243	14
GenMark Diagnostics, Inc.(a)	6,880	42
Genocea Biosciences, Inc.(a)	3,183	9
Genomic Health, Inc.(a)	6,342	430
Genprex, Inc.(a)	1,450	1
Geron Corp.(a)(b)	28,211	38
Glaukos Corp.(a)	5,375	336
Global Blood Therapeutics, Inc.(a)	7,008	340
Globus Medical, Inc.(a)	10,873	556
Glycomimetics, Inc.(a)	3,732	16
Gossamer Bio, Inc.(a)	5,102	86
Gritstone Oncology, Inc.(a)(b)	3,988	34
Guardant Health, Inc.(a)	5,609	358
Haemonetics Corp.(a)	8,206	1,035
Halozyme Therapeutics, Inc.(a)	20,437	317
Hancock Jaffe Laboratories, Inc.(a)	2,273	2
Hanger, Inc.(a)	5,566	113
Harpoon Therapeutics, Inc.(a)	1,755	24
Harrow Health, Inc.(a)	4,448	25
Harvard Bioscience, Inc.(a)	4,614	14
Health Catalyst, Inc.(a)	1,227	39
HealthEquity, Inc.(a)	11,505	657
HealthStream, Inc.(a)	4,141	107
Heat Biologics, Inc.(a)	6,057	3

Security Description	Shares	Value
Helius Medical Technologies, Inc.(a)	3,912	$6
Heska Corp.(a)	1,033	73
Hill-Rom Holdings, Inc.	10,941	1,151
HMS Holdings Corp.(a)	13,487	465
Homology Medicines, Inc.(a)(b)	5,104	92
Hookipa Pharma, Inc.(a)	1,090	8
Horizon Therapeutics PLC(a)	30,960	843
Hoth Therapeutics, Inc.(a)	702	3
HTG Molecular Diagnostics, Inc., Class A(a)	4,113	3
Icad, Inc.(a)	3,219	22
ICU Medical, Inc.(a)	2,710	433
Ideaya Biosciences, Inc.(a)	900	8
Idera Pharmaceuticals, Inc.(a)	4,042	12
Imac Holdings, Inc.(a)	629	2
Immucell Corp.(a)	1,077	6
Immunic, Inc.(a)	1,728	17
ImmunoGen, Inc.(a)	25,037	61
Immunomedics, Inc.(a)	29,316	389
Infinity Pharmaceuticals, Inc.(a)	9,635	10
Infusystem Holdings, Inc.(a)	2,235	12
Inmune Bio, Inc.(a)	843	5
Innovate Biopharmaceuticals, Inc.(a)	4,131	4
Innoviva, Inc.(a)	10,576	111
Inogen, Inc.(a)	2,448	117
Inovalon Holdings, Inc., Class A(a)(b)	7,727	127
Inovio Pharmaceuticals, Inc.(a)(b)	16,416	34
Insmed, Inc.(a)	11,307	199
Inspire Medical System, Inc.(a)	2,958	180
Insulet Corp.(a)(b)	7,307	1,204
Integer Holdings Corp.(a)	5,110	386
Integra LifeSciences Holdings Corp.(a)	8,619	518
Intellia Therapeutics, Inc.(a)(b)	5,021	67
Intercept Pharmaceuticals, Inc.(a)	3,651	242
Interpace Diagnostics Group, Inc.(a)	6,391	5
Intersect ENT, Inc.(a)	4,951	84
Intrexon Corp.(a)(b)	11,868	68
IntriCon Corp., Class A(a)	1,384	27
Invacare Corp.	4,682	35
Invitae Corp.(a)(b)	13,750	265
Ionis Pharmaceuticals, Inc.(a)	16,424	984
Iradimed Corp.(a)	964	20
Irhythm Technologies, Inc.(a)(b)	3,156	234
IRIDEX Corp., Class A(a)	1,986	4
Ironwood Pharmaceuticals, Inc.(a)	21,576	185
IsoRay, Inc.(a)	12,042	4
IVERIC bio, Inc.(a)	5,960	7
Jaguar Health, Inc.(a)	1,509	2
Jounce Therapeutics, Inc.(a)	2,910	10
Kala Pharmaceuticals, Inc.(a)	3,661	14
Kaleido Biosciences, Inc.(a)	1,610	12
Kalvista Pharmaceuticals, Inc.(a)	1,739	20
Karuna Therapeutics, Inc.(a)	1,014	17
KemPharm, Inc.(a)	4,603	3
Kewaunee Scientific Corp.	435	7
Kezar Life Sciences, Inc.(a)	2,100	7
Kindred Biosciences, Inc.(a)	6,532	45
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,576	13
Kodiak Sciences, Inc.(a)	2,792	40
Krystal Biotech, Inc.(a)	1,739	60
Kura Oncology, Inc.(a)	5,953	90
Lannett Co., Inc.(a)(b)	4,107	46
Lantheus Holdings, Inc.(a)	6,011	151

Security Description	Shares	Value
Leap Therapeutics, Inc.(a)(b)	2,314	$3
LeMaitre Vascular, Inc.	2,231	76
Lexicon Pharmaceuticals(a)(b)	6,314	19
LHC Group, Inc.(a)	4,933	560
Ligand Pharmaceuticals, Inc.(a)	3,070	306
Lineage Cell Therapeutics, Inc.(a)(b)	25,867	25
Liquidia Technologies, Inc.(a)	2,182	8
LogicBio Therapeutics, Inc., Class B(a)(b)	3,200	35
Luminex Corp.	6,965	144
MacroGenics, Inc.(a)	6,679	85
Madrigal Pharmaceuticals, Inc.(a)	1,471	127
Magellan Health, Inc.(a)	3,723	231
Magenta Therapeutics, Inc.(a)	2,984	31
MannKind Corp.(a)(b)	31,787	40
Marinus Pharmaceuticals, Inc.(a)	8,043	12
Marker Therapeutics, Inc.(a)	5,569	28
Masimo Corp.(a)	7,302	1,086
Mateon Therapeutics, Inc.(a)	11,199	3
Matinas BioPharma Holdings, Inc.(a)(b)	24,469	15
Medicinova, Inc.(a)	7,289	58
Medidata Solutions, Inc.(a)	9,305	850
MEDNAX, Inc.(a)	12,933	293
Medpace Holdings, Inc.(a)	4,386	369
MEI Pharma, Inc.(a)	10,783	18
MeiraGTx Holdings PLC(a)	3,362	54
Melinta Therapeutics, Inc.(a)	1,748	7
Menlo Therapeutics, Inc.(a)	1,659	7
Meridian Bioscience, Inc.	5,987	57
Merit Medical Systems, Inc.(a)	8,518	259
Merrimack Pharmaceuticals, Inc.	2,258	10
Mersana Therapeutics, Inc.(a)	6,444	10
Microbot Medical, Inc.(a)	659	3
Micron Solutions, Inc.(a)	386	1
Millendo Therapeutics, Inc.(a)	1,398	10
Minerva Neurosciences, Inc.(a)	6,113	47
Miragen Therapeutics, Inc.(a)	3,963	3
Misonix, Inc.(a)	1,441	29
Moderna, Inc.(a)(b)	30,806	490
Molecular Templates, Inc.(a)	3,906	26
Moleculin Biotech, Inc.(a)	7,079	8
Molina Healthcare, Inc.(a)	7,555	829
Momenta Pharmaceuticals, Inc.(a)	11,542	150
Morphic Holding, Inc.(a)	1,064	19
Motus GI Holdings, Inc.(a)	4,000	8
MTBC, Inc.(a)	1,256	5
Mustang Bio, Inc.(a)	5,219	17
MyoKardia, Inc.(a)	6,056	316
Myomo, Inc.(a)	2,952	2
Myriad Genetics, Inc.(a)	9,513	272
NanoString Technologies, Inc.(a)	4,986	108
NantHealth, Inc.(a)	3,960	3
NantKwest, Inc.(a)	9,415	11
Natera, Inc.(a)	10,527	345
National Healthcare Corp.	2,563	210
National Research Corp.	1,791	103
Natus Medical, Inc.(a)	5,266	168
Navidea Biopharmaceuticals, Inc.(a)	2,849	2
Neogen Corp.(a)	6,945	473
NeoGenomics, Inc.(a)	16,052	307
Neon Therapeutics, Inc.(a)	2,397	4
Neos Therapeutics, Inc.(a)	8,503	13
Neuralstem, Inc.(a)	158	—(c)

Security Description	Shares	Value
Neurocrine Biosciences, Inc.(a)	13,971	$1,259
NeuroMetrix, Inc.(a)	1,504	1
Neuronetics, Inc.(a)	1,747	15
Neurotrope, Inc.(a)	2,024	2
Nevro Corp.(a)	4,837	416
Newlink Genetics Corp.(a)	5,302	8
NextCure, Inc.(a)	908	28
Nextgen Healthcare, Inc.(a)	5,952	93
NGM Biopharmaceuticals, Inc.(a)	4,280	59
Northwest Biotherapeutics, Inc.(a)	93,147	23
NovaBay Pharmaceuticals, Inc.(a)	1,655	1
Novan, Inc.(a)	3,521	9
Novavax, Inc.(a)(b)	3,973	20
Novus Therapeutics, Inc.(a)	2,110	1
NuVasive, Inc.(a)	8,315	527
Nuvectra Corp.(a)	2,709	4
Obalon Therapeutics, Inc.(a)	819	2
Ocugen, Inc.(a)	264	1
Ocular Therapeutix, Inc.(a)	7,115	22
Odonate Therapeutics, Inc.(a)	2,609	68
Omeros Corp.(a)(b)	8,215	134
Omnicell, Inc.(a)	6,457	467
Oncocyte Corp.(a)	5,802	12
Onconova Therapeutics, Inc.(a)	1,081	1
OncoSec Medical, Inc.(a)	1,524	3
Oncternal Therapeutics, Inc.(a)	467	2
OpGen, Inc.(a)	158	1
Opiant Pharmaceuticals, Inc.(a)	683	11
OPKO Health, Inc.(a)(b)	69,831	146
Optinose, Inc.(a)	1,783	12
Option Care Health, Inc.(a)	21,793	70
Oragenics, Inc.(a)	7,621	4
Oramed Pharmaceuticals, Inc.(a)	2,472	8
OraSure Technologies, Inc.(a)	9,609	72
Organogenesis Holdings, Inc.(a)	1,148	8
Orgenesis, Inc.(a)	2,350	10
Orthofix Medical, Inc.(a)	2,953	157
Orthopediatrics Corp.(a)	1,665	59
Osmotica Pharmaceuticals PLC(a)	1,687	6
Otonomy, Inc.(a)	4,154	10
Outlook Therapeutics, Inc.(a)(b)	2,129	3
Ovid Therapeutics, Inc.(a)	4,694	15
Owens & Minor, Inc.	9,746	57
Pacific Biosciences of California, Inc.(a)	25,567	132
Pacira Pharmaceuticals, Inc.(a)	6,916	263
Palatin Technologies, Inc.(a)	34,749	32
Paratek Pharmaceuticals, Inc.(a)	4,961	21
Patterson Cos., Inc.	10,967	195
PAVmed, Inc.(a)	4,291	4
PDL BioPharma, Inc.(a)	19,605	42
PDS Biotechnology Corp.(a)	770	3
Penumbra, Inc.(a)(b)	5,317	715
Personalis, Inc.(a)	1,443	21
Petiq, Inc.(a)	1,168	32
Pfenex, Inc.(a)	3,971	34
PhaseBio Pharmaceuticals, Inc.(a)	2,630	11
Phibro Animal Health Corp., Class A	2,331	50
Pieris Pharmaceuticals, Inc.(a)	7,437	25
Plus Therapeutics, Inc.(a)	82	—(c)
PLx Pharma, Inc.(a)	1,482	8
Polarityte, Inc.(a)(b)	2,447	8
Portola Pharmaceuticals, Inc.(a)	10,547	283

Security Description	Shares	Value
PRA Health Sciences, Inc.(a)	8,868	$880
Precipio, Inc.(a)	1,047	3
Precision BioSciences, Inc.(a)	5,894	49
Predictive Oncology, Inc.(a)	5,510	3
Premier, Inc., Class A(a)	7,737	224
Pressure BioSciences, Inc.(a)	328	1
Prestige Consumer Healthcare, Inc.(a)	7,555	262
Prevail Therapeutics, Inc.(a)	1,343	16
Principia Biopharma, Inc.(a)	1,934	55
Pro-Dex, Inc.(a)	526	8
Progenics Pharmaceuticals, Inc.(a)	11,902	60
ProPhase Labs, Inc.	1,574	3
Protagonist Therapeutics, Inc.(a)	3,250	39
Protalix BioTherapeutics, Inc.(a)	26,696	5
Proteon Therapeutics, Inc.(a)	2,268	1
Proteostasis Therapeutics, Inc.(a)	6,572	6
Provention Bio, Inc.(a)	4,305	29
Psychemedics Corp.	882	8
PTC Therapeutics, Inc.(a)	9,259	313
Pulmatrix, Inc.(a)	2,542	2
Pulse Biosciences, Inc.(a)	2,088	32
Puma Biotechnology, Inc.(a)(b)	5,770	62
Quanterix Corp.(a)	2,394	53
Quidel Corp.(a)	3,872	238
Quorum Health Corp.(a)	4,247	5
R1 Rcm, Inc.(a)	18,720	167
RA Medical Systems, Inc.(a)	850	1
Ra Pharmaceuticals, Inc.(a)	7,240	171
RadNet, Inc.(a)	7,575	109
Reata Pharmaceuticals, Inc., Class A(a)	3,355	269
Recro Pharma, Inc.(a)	3,794	42
RegeneRx Biopharmaceuticals, Inc.(a)	12,356	2
REGENXBIO, Inc.(a)	4,882	174
Regulus Therapeutics, Inc.(a)	2,993	2
Repligen Corp.(a)	6,915	530
Replimune Group, Inc.(a)	1,766	25
ReShape Lifesciences, Inc.(a)	5,034	—(c)
Restoration Robotics, Inc.(a)	4,924	3
resTORbio, Inc.(a)	2,832	25
Retractable Technologies, Inc.(a)	1,650	2
Retrophin, Inc.(a)	5,149	60
Revance Therapeutics, Inc.(a)	6,339	82
Rexahn Pharmaceuticals, Inc.(a)	683	1
Rhythm Pharmaceuticals, Inc.(a)	2,790	60
Rigel Pharmaceuticals, Inc.(a)	23,181	43
Ritter Pharmaceuticals, Inc.(a)	1,409	—(c)
Rocket Pharmaceuticals, Inc.(a)	7,878	92
Rockwell Medical, Inc.(a)	7,822	22
RTI Surgical, Inc.(a)	8,917	25
Rubius Therapeutics, Inc.(a)	4,606	36
Sage Therapeutics, Inc.(a)	6,354	891
Salarius Pharmaceuticals, Inc.(a)	99	1
Salarius Pharmaceuticals, Inc.(e)	2,486	—(c)
Sangamo Therapeutics, Inc.(a)	19,526	177
Sarepta Therapeutics, Inc.(a)	11,750	885
Savara, Inc.(a)	5,907	16
Scholar Rock Holding Corp.(a)	3,052	27
scPharmaceuticals, Inc.(a)	1,806	11
SCWorx Corp.(a)	1,103	3
SCYNEXIS, Inc.(a)	9,619	10
Seaspine Holdings Corp.(a)	2,280	28
Seattle Genetics, Inc.(a)	22,074	1,885

Security Description	Shares	Value
Second Sight Medical Products, Inc.(a)(b)	10,645	$9
Seelos Therapeutics, Inc.(a)	2,889	3
Select Medical Holdings Corp.(a)	13,899	230
Selecta Biosciences, Inc.(a)	7,257	13
SELLAS Life Sciences Group, Inc.(a)	39,631	5
Senestech, Inc.(a)	4,468	5
Senseonics Holdings, Inc.(a)(b)	16,780	17
Sensus Healthcare, Inc.(a)	2,200	13
Seres Therapeutics, Inc.(a)	6,832	27
Sesen Bio, Inc.(a)	17,312	20
Shockwave Medical, Inc.(a)(b)	1,160	35
SI-BONE, Inc.(a)	2,477	44
Sienna Biopharmaceuticals, Inc.(a)	3,661	1
Sientra, Inc.(a)	6,378	41
Sierra Oncology, Inc.(a)	11,025	4
SIGA Technologies, Inc.(a)	10,202	52
Silk Road Medical, Inc.(a)(b)	1,823	59
Simulations Plus, Inc.	2,208	77
SiNtx Technologies, Inc.(a)	138	—(c)
Soleno Therapeutics, Inc.(a)	2,580	4
Solid Biosciences, Inc.(a)	1,849	19
Soliton, Inc.(a)(b)	893	10
Sonoma Pharmaceuticals, Inc.(a)	222	1
Sophiris Bio, Inc.(a)	5,073	3
Spark Therapeutics, Inc.(a)	6,156	597
Spectrum Pharmaceuticals, Inc.(a)	15,322	127
Spero Therapeutics, Inc.(a)	1,988	21
Spring Bank Pharmaceuticals, Inc.(a)	2,813	10
STAAR Surgical Co.(a)	7,527	194
Stemline Therapeutics, Inc.(a)	7,366	77
Stereotaxis, Inc.(a)	8,436	30
Stoke Therapeutics, Inc.(a)	1,413	30
Strata Skin Sciences, Inc.(a)	3,405	7
Streamline Health Solutions, Inc.(a)	3,421	4
Strongbridge BioPharma PLC(a)	6,633	16
Sunesis Pharmaceuticals, Inc.(a)	18,238	13
SunLink Health Systems, Inc.(a)	747	1
Supernus Pharmaceuticals, Inc.(a)	8,112	223
Surface Oncology, Inc.(a)	2,262	3
Surgery Partners, Inc.(a)(b)	4,094	30
Surmodics, Inc.(a)	2,051	94
Sutro Biopharma Inc.(a)	1,775	16
Syndax Pharmaceuticals, Inc.(a)	4,440	33
Syneos Health, Inc.(a)	9,715	517
Synlogic, Inc.(a)	4,454	10
Synthetic Biologics, Inc.(a)	2,845	1
Synthorx, Inc.(a)	3,935	64
Syros Pharmaceuticals, Inc.(a)	4,814	50
T2 Biosystems, Inc.(a)	5,627	14
Tabula Rasa Healthcare, Inc.(a)	3,326	183
Tactile Systems Technology, Inc.(a)	2,746	116
Tandem Diabetes Care, Inc.(a)	9,828	580
TCR2 Therapeutics, Inc.(a)	1,854	28
Teladoc Health, Inc.(a)(b)	10,700	724
Teligent, Inc.(a)	6,209	6
Tenet Healthcare Corp.(a)	16,899	374
Tetraphase Pharmaceuticals, Inc.(a)	459	2
The Ensign Group, Inc.	7,827	371
The Joint Corp.(a)	2,234	42
The Medicines Co.(a)(b)	8,914	446
The Providence Service Corp.(a)	2,020	120
TherapeuticsMD, Inc.(a)(b)	27,797	101

Security Description	Shares	Value
Tilray, Inc.(a)	1,751	$43
Tivity Health, Inc.(a)	6,270	104
Tocagen, Inc.(a)	4,025	3
Tonix Pharmaceuticals Holding Corp.(a)	2,717	1
Tracon Pharmaceuticals, Inc.(a)	4,692	2
TransEnterix, Inc.(a)(b)	33,264	21
Translate Bio, Inc.(a)	5,408	54
TransMedics Group, Inc.(a)	1,020	24
Trevena, Inc.(a)	15,964	15
Trevi Therapeutics, Inc.(a)	986	4
Tricida, Inc.(a)	7,079	219
Trovagene, Inc.(a)	900	1
Turning Point Therapeutics, Inc.(a)	2,135	80
Twist Bioscience Corp.(a)	3,892	93
Tyme Technologies, Inc.(a)(b)	7,773	9
Ultragenyx Pharmaceutical, Inc.(a)	6,313	270
United Therapeutics Corp.(a)(b)	6,626	528
Unity Biotechnology, Inc.(a)	3,476	21
Unum Therapeutics, Inc.(a)	2,331	3
UroGen Pharma Ltd.(a)(b)	3,362	80
Urovant Sciences Ltd.(a)	1,037	10
US Physical Therapy, Inc.	1,540	201
Utah Medical Products, Inc.	489	47
Vaccinex, Inc.(a)	349	3
Valeritas Holdings, Inc.(a)	1,098	2
Vanda Pharmaceuticals, Inc.(a)	8,106	108
Vapotherm, Inc.(a)	1,910	18
Varex Imaging Corp.(a)	5,931	169
Vaxart, Inc.(a)	2,165	1
Veeva Systems, Inc., Class A(a)	17,401	2,656
Veracyte, Inc.(a)	6,791	163
Verastem, Inc.(a)(b)	11,573	14
Vericel Corp.(a)	7,432	113
Vermillion, Inc.(a)	11,383	6
Verrica Pharmaceuticals, Inc.(a)	1,342	20
Viking Therapeutics, Inc.(a)(b)	11,157	77
Viveve Medical, Inc.(a)(b)	81	—(c)
VIVUS, Inc.(a)	1,811	7
Vocera Communications, Inc.(a)	3,924	97
Voyager Therapeutics, Inc.(a)	4,245	73
vTv Therapeutics, Inc.(a)	1,391	2
West Pharmaceutical Services, Inc.	10,585	1,500
X4 Pharmaceuticals, Inc.(a)	1,990	25
XBiotech, Inc.(a)(b)	3,393	35
Xencor, Inc.(a)	4,668	157
Xeris Pharmaceuticals, Inc.(a)	3,105	31
Xoma Corp.(a)	1,398	27
Xtant Medical Holdings, Inc.(a)	2,246	6
Yield10 Bioscience, Inc.(a)	1,440	1
Y-mAbs Therapeutics, Inc.(a)	1,786	47
Zafgen, Inc.(a)	5,637	4
ZIOPHARM Oncology, Inc.(a)(b)	23,976	103
Zogenix, Inc.(a)	6,261	251
Zomedica Pharmaceuticals Corp.(a)	8,817	3
Zosano Pharma Corp.(a)	3,031	5
Zynerba Pharmaceuticals, Inc.(a)(b)	3,915	30
		85,331
Industrials (13.6%):
AAON, Inc.	5,255	241
AAR Corp.	5,367	221
ABM Industries, Inc.	10,257	373

Security Description	Shares	Value
Acacia Research Corp.(a)	8,564	$23
ACCO Brands Corp.	17,280	171
Acme United Corp.	495	10
Actuant Corp., Class A	8,958	197
Acuity Brands, Inc.	6,611	890
ADT, Inc.(b)	19,077	120
Advanced Disposal Services, Inc.(a)	11,202	365
Advanced Drainage Systems, Inc.	6,422	207
AECOM(a)	18,132	681
Aegion Corp.(a)	4,120	88
Aerocentury Corp.(a)	221	1
Aerojet Rocketdyne Holdings, Inc.(a)	9,914	501
Aerovironment, Inc.(a)	3,103	166
AGCO Corp.	10,646	806
Air Industries Group(a)	3,300	4
Air Lease Corp.	19,008	796
Air T, Inc.(a)	322	6
Air Transport Services Group, Inc.(a)	9,511	200
Aircastle Ltd.	9,603	215
Alamo Group, Inc.	1,566	184
Albany International Corp.	3,954	356
Allegiant Travel Co.	2,053	307
Allied Motion Technologies, Inc.	1,349	48
Allison Transmission Holdings, Inc.	20,363	958
Altra Industrial Motion Corp.	10,883	301
AMERCO, Inc.	1,589	620
Ameresco, Inc.(a)	3,666	59
American Superconductor Corp.(a)	3,047	24
American Woodmark Corp.(a)	2,126	189
Amrep Corp.(a)	506	3
Apogee Enterprises, Inc.	4,119	161
Applied Energetics, Inc.(a)	26,785	7
Applied Industrial Technologies, Inc.	5,490	312
Aqua Metals, Inc.(a)	9,137	16
ARC Document Solutions, Inc.(a)	7,498	10
ArcBest Corp.	3,951	120
Arcosa, Inc.	7,748	265
Argan, Inc.	2,505	98
Armstrong Flooring, Inc.(a)	3,601	23
Armstrong World Industries, Inc.	7,846	759
Arotech Corp.(a)	4,465	13
Art's-Way Manufacturing Co., Inc.(a)	413	1
ASGN, Inc.(a)	7,891	496
Astec Industries, Inc.	3,246	101
Astronics Corp.(a)	3,527	104
Astrotech Corp.(a)	574	1
Atkore International Group, Inc.(a)	7,830	238
Atlas Air Worldwide Holdings, Inc.(a)	4,050	102
Avalon Holdings Corp., Class A(a)	339	1
Avis Budget Group, Inc.(a)	11,618	328
Axon Enterprise, Inc.(a)	9,050	514
AZZ, Inc.	3,482	152
Babcock & Wilcox Enterprises, Inc.(a)	7,013	34
Barnes Group, Inc.	6,754	348
Barrett Business Services, Inc.	1,067	95
Beacon Roofing Supply, Inc.(a)	9,864	331
BioHiTech Global, Inc.(a)	1,517	3
Bloom Energy Corp.(a)	3,067	10
Bluelinx Holdings, Inc.(a)	1,582	51
BMC Stock Holdings, Inc.(a)	9,820	257
Brady Corp., Class A	6,164	327
Briggs & Stratton Corp.	5,301	32

Security Description	Shares	Value
Brightview Holdings, Inc.(a)	5,859	$100
Broadwind Energy, Inc.(a)	2,564	4
Builders FirstSource, Inc.(a)	17,902	368
BWX Technologies, Inc.	11,993	686
CAI International, Inc.(a)	2,616	57
Capstone Turbine Corp.(a)	12,749	6
Carlisle Cos., Inc.	8,836	1,286
Casella Waste Systems, Inc.(a)	6,975	300
CBIZ, Inc.(a)	7,019	165
CECO Environmental Corp.(a)	4,797	34
Charah Solutions, Inc.(a)	1,681	4
Chart Industries, Inc.(a)	4,952	309
Chicago Rivet & Machine Co.	131	3
CIRCOR International, Inc.(a)	2,795	105
Civeo Corp.(a)	18,596	24
Clean Harbors, Inc.(a)	8,551	659
Colfax Corp.(a)	10,372	301
Columbus McKinnon Corp.	3,666	134
Comfort Systems USA, Inc.	5,715	253
Commercial Vehicle Group, Inc.(a)	5,009	36
Construction Partners, Inc.(a)	2,037	32
Continental Building Products, Inc.(a)	4,876	133
Continental Materials Corp.(a)	98	1
Cornerstone Building Brands, Inc.(a)	8,361	51
CoStar Group, Inc.(a)(b)(d)	6,119	3,629
Covanta Holding Corp.	22,247	385
Covenant Transport Group, Inc., Class A(a)	2,084	34
CPI Aerostructures, Inc.(a)	1,979	16
CRA International, Inc.	1,318	55
Crane Co.	7,656	617
CSW Industrials, Inc.	2,110	146
Cubic Corp.	4,096	288
Curtiss-Wright Corp.	6,932	897
Daseke, Inc.(a)	8,130	20
Deluxe Corp.	6,522	321
DLH Holdings Corp.(a)	1,907	9
DMC Global, Inc.(b)	1,970	87
Document Security Systems, Inc.(a)	4,353	2
Donaldson Co., Inc.	18,848	982
Douglas Dynamics, Inc.	3,120	139
DPW Holdings, Inc.(a)	178	—(c)
Ducommon, Inc.(a)	1,843	78
DXP Enterprise, Inc.(a)	2,312	80
Dycom Industries, Inc.(a)	4,762	243
Eagle Bulk Shipping, Inc.(a)	7,904	35
Echo Global Logistics, Inc.(a)	4,320	98
Ecology And Environment, Inc.	452	7
EMCOR Group, Inc.	8,989	774
Encore Wire Corp.	3,047	171
Energous Corp.(a)(b)	4,273	14
Energy Focus, Inc.(a)	1,933	1
Energy Recovery, Inc.(a)	6,180	57
EnerSys	6,868	453
Ennis, Inc.	4,380	89
Enphase Energy, Inc.(a)	18,824	418
EnPro Industries, Inc.	3,212	221
ESCO Technologies, Inc.	3,508	279
Espey Manufacturing & Electronics Corp.	389	9
EVI Industries, Inc.	866	28
Evoqua Water Technologies Corp.(a)	11,723	200
Exponent, Inc.	8,037	562
Federal Signal Corp.	8,793	288

Security Description	Shares	Value
Fluor Corp.	23,936	$458
Forrester Research, Inc.	1,660	53
Forward Air Corp.	4,444	283
Foundation Building Materials, Inc.(a)	3,174	49
Franklin Covey Co.(a)	1,710	60
Franklin Electric Co., Inc.	5,599	268
FreightCar America, Inc., Class A(a)	2,110	10
FTI Consulting, Inc.(a)	5,270	559
Fuel Tech, Inc.(a)	2,957	3
FuelCell Energy, Inc., Class A(a)	19,004	6
Gardner Denver Holdings, Inc.(a)	18,185	514
Gates Industrial Corp. PLC(a)	8,356	84
GATX Corp.	4,628	359
GEE Group, Inc.(a)	1,585	1
Gencor Industries, Inc.(a)	1,650	19
Genesee & Wyoming, Inc.(a)	8,406	929
Gibraltar Industries, Inc.(a)	4,291	197
GMS, Inc.(a)	6,034	173
Graco, Inc.	27,585	1,271
GrafTech International, Ltd.	10,986	141
Graham Corp.	1,560	31
Granite Construction, Inc.	7,587	244
Great Lakes Dredge & Dock Corp.(a)	10,726	112
Griffon Corp.	5,815	122
H&E Equipment Services, Inc.	5,283	152
Harsco Corp.(a)	12,562	238
Hawaiian Holdings, Inc.	7,353	193
HC2 Holdings, Inc., Class A(a)	5,669	13
HD Supply Holdings, Inc.(a)	27,057	1,061
Healthcare Services Group	12,004	292
Heartland Express, Inc.	6,643	143
HEICO Corp., Class A	11,568	1,126
Heidrick & Struggles International, Inc.	2,961	81
Helios Technologies, Inc.	3,689	150
Herc Holdings, Inc.(a)	4,902	228
Heritage-Crystal Clean, Inc.(a)	2,457	65
Herman Miller, Inc.	9,425	434
Hertz Global Holdings, Inc.(a)	15,348	212
Hexcel Corp.	14,368	1,180
Hillenbrand, Inc.	9,697	299
HNI Corp.	5,697	202
Houston Wire & Cable Co.(a)	2,722	13
Hub Group, Inc., Class A(a)	4,695	218
Hubbell, Inc.	8,343	1,095
Hudson Global, Inc.(a)	469	6
Hudson Technologies, Inc.(a)	5,716	4
Hurco Cos., Inc.	1,095	35
Huron Consulting Group, Inc.(a)	3,420	210
Hyster-Yale Materials Handling, Inc.	1,726	94
IAA, Inc.(a)	22,559	940
ICF International, Inc.	3,187	269
Ideal Power, Inc.(a)	233	1
IES Holdings, Inc., Class A(a)	3,848	79
Industrial Services of America, Inc.(a)	821	1
Infrastructure And Energy Alternatives, Inc.(a)	3,767	18
Innerworkings, Inc.(a)	7,658	34
Innovative Solutions & Support, Inc.(a)	1,905	9
Insperity, Inc.	6,537	645
Insteel Industries, Inc.	3,016	62
Interface, Inc.	8,533	123
ITT, Inc.	13,596	832
JanOne, Inc.(a)	181	1

Security Description	Shares	Value
JELD-WEN Holding, Inc., Class 2(a)	12,153	$234
JetBlue Airways Corp.(a)	45,519	763
Jewett-Cameron Trading Co. Ltd.(a)	223	2
John Bean Technologies Corp.	4,215	419
Kadant, Inc.	1,751	154
Kaman Corp.	4,377	260
KAR Auction Services, Inc.	22,559	553
KBR, Inc.	21,397	525
Kelly Services, Inc., Class A	4,854	118
Kennametal, Inc.	12,313	379
Kforce, Inc.	4,257	161
Kimball International, Inc., Class B	5,951	115
Kirby Corp.(a)	7,766	637
Knight-Swift Transportation Holdings, Inc.(b)	19,015	690
Knoll, Inc.	7,616	193
Korn Ferry, Class A	8,738	338
Kratos Defense & Security Solutions, Inc.(a)	14,113	262
Landstar System, Inc.	5,641	635
Lawson Products, Inc.(a)	759	29
LB Foster Co.(a)	1,791	39
Lennox International, Inc.	5,932	1,441
Limbach Holdings, Inc.(a)	1,000	5
Lincoln Electric Holdings, Inc.	10,290	893
Lindsay Corp.	1,553	144
LSC Communications, Inc., Class A	5,140	7
LSI Industries, Inc.	4,390	23
Lydall, Inc.(a)	2,304	57
Lyft, Inc., Class A(a)	5,756	235
Manitex International, Inc.(a)	2,800	19
ManpowerGroup, Inc.	9,802	826
Marten Transport Ltd.	6,097	127
MasTec, Inc.(a)	8,791	571
Mastech Digital, Inc.(a)	531	3
Matson, Inc.	5,167	194
Matthews International Corp., Class A	4,913	174
Maxar Technologies, Inc.(b)	10,087	77
McGrath RentCorp	3,840	267
Mercury Systems, Inc.(a)	8,670	704
Meritor, Inc.(a)	12,328	228
Mesa Air Group, Inc.(a)	4,043	27
Milacron Holdings Corp.(a)	11,933	199
Miller Industries, Inc.	1,724	57
Mistras Group, Inc.(a)	2,940	48
Mobile Mini, Inc.	5,830	215
Moog, Inc., Class A	4,022	326
MRC Global, Inc.(a)	12,265	149
MSA Safety, Inc.	5,852	638
MSC Industrial Direct Co., Inc.	5,762	418
Mueller Industries, Inc.	8,769	251
Mueller Water Products, Inc., Class A	23,383	263
MYR Group, Inc.(a)	2,333	73
National Presto Industries, Inc.	756	67
Navigant Consulting, Inc.	6,093	170
Navistar International Corp.(a)	14,818	417
Nl Industries, Inc.(a)	1,472	6
NN, Inc.	5,035	36
Nordson Corp.	8,275	1,210
Northwest Pipe Co.(a)	1,543	43
NOW, Inc.(a)	14,682	168
nVent Electric PLC	28,934	638
Ocean Power Technologies, Inc.(a)	1,024	2
Odyssey Marine Exploration, Inc.(a)	1,567	6

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	11,660	$1,983
Omega Flex, Inc.	382	39
Orion Energy Systems, Inc.(a)	4,530	13
Orion Group Holdings, Inc.(a)	4,501	20
Oshkosh Corp.	10,575	802
Owens Corning, Inc.	16,813	1,063
PAM Transportation Services, Inc.(a)	364	22
Park Aerospace Corp.	2,953	52
Park-Ohio Holdings Corp.	1,524	46
Parsons Corp.(a)	3,307	109
Patrick Industries, Inc.(a)	3,736	160
Patriot Transportation Holding, Inc.(a)	301	6
Performant Financial Corp.(a)	4,614	5
Perma-Fix Environmental Services(a)	1,725	8
Perma-Pipe International Holdings, Inc.(a)	1,155	11
PGT Innovations, Inc.(a)	8,405	145
PICO Holdings, Inc.(a)	3,428	35
Pitney Bowes, Inc.	28,963	132
Plug Power, Inc.(a)	39,000	103
Polar Power, Inc.(a)	813	3
Powell Industries, Inc.	1,290	51
Preformed Line Products Co.	364	20
Primoris Services Corp.	7,153	140
Proto Labs, Inc.(a)	3,239	331
Quad/Graphics, Inc.	5,197	55
Quanex Building Products Corp.	4,316	78
Quest Resource Holding Corp.(a)	905	2
Raven Industries, Inc.	5,579	187
RBC Bearings, Inc.(a)	3,395	563
RCM Technologies, Inc.(a)	1,423	4
Real Goods Solar, Inc., Class A(a)	19,852	3
Red Violet, Inc.(a)	979	12
Regal Beloit Corp.	6,476	472
Rekor Systems, Inc.(a)	1,858	4
Resideo Technologies, Inc.(a)	20,547	295
Resources Connection, Inc.	5,016	85
REV Group, Inc.	4,411	50
Revolution Lighting Technologies, Inc.(a)	1,945	—(c)
Rexnord Corp.(a)	16,617	449
Roadrunner Transportation Systems, Inc.(a)	668	7
RR Donnelley & Sons Co.	9,306	35
Rush Enterprises, Inc., Class A	4,225	163
Ryder System, Inc.	8,638	447
Saia, Inc.(a)	4,009	376
Schneider National, Inc.	7,016	152
SG Blocks, Inc.(a)	864	—(c)
ShiftPixy, Inc.(a)	1,761	1
SIFCO Industries, Inc.(a)	521	1
Simpson Manufacturing Co., Inc.	6,353	441
Sino-Global Shipping America Ltd.(a)	2,030	2
Siteone Landscape Supply, Inc.(a)(b)	5,243	388
SkyWest, Inc.	7,934	455
SP Plus Corp.(a)	3,827	142
Spartan Motors, Inc.	5,665	78
Spherix, Inc.(a)	354	1
Spirit Aerosystems Holdings, Inc., Class A	16,392	1,348
Spirit Airlines, Inc.(a)	10,105	367
SPX Corp.(a)	6,872	275
SPX Flow, Inc.(a)	6,204	245
Standex International Corp.	1,845	135
Steelcase, Inc., Class A	13,308	245
Stericycle, Inc.(a)	12,295	625

Security Description	Shares	Value
Sterling Construction Co., Inc.(a)	4,471	$59
Sunrun, Inc.(a)	15,963	267
Sunworks, Inc.(a)	747	2
Systemax, Inc.	2,696	59
Taylor Devices, Inc.(a)	495	5
Team, Inc.(a)	4,194	76
Tecogen, Inc.(a)	2,083	5
Teledyne Technologies, Inc.(a)	5,546	1,786
Tennant Co.	2,584	183
Terex Corp.	11,154	290
Tetra Tech, Inc.	8,496	736
Textainer Group Holdings Ltd.(a)	4,755	47
The Brink's Co.	7,453	617
The Eastern Co.	887	22
The Exone Co.(a)	1,738	15
The Goldfield Corp.(a)	3,595	8
The Gorman-Rupp Co.	3,622	126
The Greenbrier Cos., Inc.	5,018	151
The LS Starrett Co., Class A(a)	898	5
The Manitowoc Co., Inc.(a)	6,057	76
The Middleby Corp.(a)	8,419	984
The Timken Co.	11,787	513
Thermon Group Holdings, Inc.(a)	4,403	101
Titan International, Inc.	9,507	26
Titan Machinery, Inc.(a)	3,236	46
Toro Co.	15,859	1,162
TPI Composites, Inc.(a)	5,296	99
TransUnion	27,655	2,243
Trex Co., Inc.(a)	9,375	852
TriMas Corp.(a)	7,239	222
Trinet Group, Inc.(a)	8,318	517
Trinity Industries, Inc.	21,275	419
Triumph Group, Inc.	6,380	146
TrueBlue, Inc.(a)	6,218	131
Tutor Perini Corp.(a)	6,054	87
Twin Disc, Inc.(a)	1,887	20
Uber Technologies, Inc.(a)(b)	33,325	1,016
Ultralife Corp.(a)	2,664	23
UniFirst Corp.	2,059	402
Univar, Inc.(a)	21,393	444
Universal Forest Products, Inc.	9,501	379
Universal Logistics Holdings, Inc.	1,298	30
Upwork, Inc.(a)	9,262	123
US Ecology, Inc.	3,421	219
USA Truck, Inc.(a)	1,307	10
Valmont Industries, Inc.	3,109	430
Vectrus, Inc.(a)	1,810	74
Veritiv Corp.(a)	2,084	38
Viad Corp.	3,141	211
Vicor Corp.(a)	2,900	86
Virco Manufacturing Corp.	2,295	9
VirTra, Inc.(a)	1,392	4
Vivint Solar, Inc.(a)(b)	7,818	51
VSE Corp.	1,257	43
Wabash National Corp.	7,984	116
WABCO Holdings, Inc.(a)	8,211	1,098
Watsco, Inc.	4,542	769
Watts Water Technologies, Inc., Class A	3,426	321
Welbilt, Inc.(a)	23,865	402
Werner Enterprises, Inc.	7,173	253
Wesco Aircraft Holdings, Inc.(a)	9,519	105
WESCO International, Inc.(a)	7,431	355

Security Description	Shares	Value
Wilhelmina International, Inc.(a)	576	$3
Willdan Group, Inc.(a)	1,763	62
Williams Industrial Services Group, Inc.(a)	2,972	6
Willis Lease Finance Corp.(a)	550	30
Willscot Corp.(a)	6,515	102
Woodward, Inc.	9,395	1,013
XPO Logistics, Inc.(a)	14,902	1,067
YRC Worldwide, Inc.(a)(b)	5,416	16
		100,956
Information Technology (18.0%):
2u, Inc.(a)	10,563	172
3d Systems Corp.(a)(b)	16,809	137
8x8, Inc.(a)	14,910	309
A10 Networks, Inc.(a)	10,078	70
Acacia Communications, Inc.(a)	6,722	440
ACI Worldwide, Inc.(a)	15,529	486
ACM Research, Inc.(a)	373	5
ADDvantage Technologies Group, Inc., Class A(a)	876	2
Adesto Technologies Corp.(a)(b)	4,923	42
ADTRAN, Inc.	7,403	84
Advanced Energy Industries, Inc.(a)(b)	5,921	340
Aehr Test Systems(a)	4,011	7
Agilysys, Inc.(a)	3,300	85
Airgain, Inc.(a)	1,504	18
Akoustis Technologies, Inc.(a)	4,492	35
Alarm.com Holdings, Inc.(a)	5,309	248
Alpha & Omega Semiconductor Ltd.(a)	3,106	38
Altair Engineering, Inc.(a)	2,304	80
Alteryx, Inc., Class A(a)	2,590	278
Ambarella, Inc.(a)	5,599	352
American Software, Inc.	3,251	49
Amkor Technology, Inc.(a)	16,396	149
Amtech Systems, Inc.(a)	2,026	11
Anaplan, Inc.(a)	12,520	588
Andrea Electronics Corp.(a)	11,245	—(c)
Anixter International, Inc.(a)	5,337	369
Appfolio, Inc., Class A(a)	2,327	221
Appian Corp.(a)	2,097	100
Applied DNA Sciences, Inc.(a)	5,488	1
Applied Optoelectronics, Inc.(a)	3,087	35
Arlo Technologies, Inc.(a)	12,215	42
Arrow Electronics, Inc.(a)	12,967	967
Aspen Technology, Inc.(a)	10,804	1,330
Astronova, Inc.	1,108	18
Asure Software, Inc.(a)	2,441	16
Atomera, Inc.(a)	2,940	11
Avalara, Inc.(a)	10,455	704
Avaya Holdings Corp.(a)	16,967	174
Aviat Networks, Inc.(a)	707	10
Avid Technology, Inc.(a)	5,881	36
Avnet, Inc.	17,609	783
AVX Corp.	8,497	129
Aware, Inc., Class A(a)	2,561	8
Axcelis Technologies, Inc.(a)	4,567	78
AXT, Inc.(a)	6,354	23
Badger Meter, Inc.	4,246	228
BEL Fuse, Inc.	1,588	24
Belden, Inc.	6,843	365
Benchmark Electronics, Inc.	5,903	172
Benefitfocus, Inc.(a)	2,929	70
BK Technologies Corp.	1,669	6

Security Description	Shares	Value
Black Knight, Inc.(a)	19,702	$1,203
Blackbaud, Inc.(b)	5,845	528
Blackline, Inc.(a)	6,938	332
Booz Allen Hamilton Holdings Corp.	22,441	1,594
Bottomline Technologies de, Inc.(a)	6,188	243
Box, Inc.(a)	23,213	384
Boxlight Corp., Class A(a)	1,103	2
Bridgeline Digital, Inc.(a)	164	—(c)
Brightcove, Inc.(a)	5,519	58
BroadVision, Inc.(a)	459	1
Brooks Automation, Inc.	11,301	418
BSQUARE Corp., Class A(a)	2,283	3
Cabot Microelectronics Corp.	4,500	635
CACI International, Inc., Class A(a)	3,986	922
CalAmp Corp.(a)	5,142	59
Calix, Inc., Class A(a)	7,528	48
Cambium Networks Corp.(a)	1,058	10
Carbon Black, Inc.(a)	9,407	244
Carbonite, Inc.(a)	5,458	85
Cardtronics PLC, Class A(a)	7,006	212
Casa Systems, Inc.(a)	7,094	56
Cass Information Systems, Inc.	1,936	105
CCUR Holdings, Inc., Class B(a)	946	3
CDK Global, Inc.	19,931	958
CDW Corp.	23,663	2,916
Cemtrex, Inc.(a)	339	—(c)
Ceridian HCM Holding, Inc.(a)	7,608	376
CEVA, Inc.(a)	3,403	102
Channeladvisor Corp.(a)	4,013	37
Ciena Corp.(a)	25,272	991
Cirrus Logic, Inc.(a)	8,717	467
Cision, Ltd.(a)	15,760	121
Clearfield, Inc.(a)	2,067	24
Clearone, Inc.(a)	1,065	2
Clearsign Combustion Corp.(a)	2,539	3
Cloudera, Inc.(a)(b)	41,966	372
Coda Octopus Group, Inc.(a)	512	4
Cognex Corp.	26,536	1,304
Coherent, Inc.(a)	3,397	522
Cohu, Inc.	5,909	80
CommScope Holding Co., Inc.(a)	32,772	385
Communications Systems, Inc.	1,223	6
CommVault Systems, Inc.(a)	6,991	313
Computer Task Group, Inc.(a)	2,108	11
Comtech Telecommunications Corp.	3,475	113
Conduent, Inc.(a)	34,856	217
CoreLogic, Inc.(a)	10,751	497
Cornerstone OnDemand, Inc.(a)	9,345	512
Coupa Software, Inc.(a)(b)	8,172	1,059
CPI Card Group, Inc.(a)	808	2
Cree, Inc.(a)	12,697	622
Crowdstrike Holdings, Inc., Class A(a)(b)	3,182	186
CSG Systems International, Inc.	5,144	266
CSP, Inc., Class A	551	7
CTS Corp.	4,733	153
CUI Global, Inc., Class A(a)	5,222	4
CVD Equipment Corp.(a)	1,006	3
Cyberoptics Corp.(a)	1,280	18
Cypress Semiconductor Corp.	56,667	1,323
Daktronics, Inc.	6,241	46
Dasan Zhone Solutions, Inc.(a)	2,014	18
Data I/O Corp.(a)	1,480	6

Security Description	Shares	Value
Dell Technologies, Inc., Class C(a)	36,227	$1,880
Diebold, Inc.(a)	11,861	133
Digi International, Inc.(a)	4,345	59
Digimarc Corp.(a)	1,944	76
Digital Ally, Inc.(a)	1,726	2
Diodes, Inc.(a)	6,653	267
DocuSign, Inc., Class A(a)	22,468	1,391
Dolby Laboratories, Inc., Class A	10,067	651
Domo, Inc.(a)(b)	1,656	26
Dropbox, Inc.(a)	6,663	134
DSP Group, Inc.(a)	3,722	52
Eastman Kodak Co.(a)	5,342	14
Ebix, Inc.	3,188	134
Echostar Holding Corp., Class A(a)	8,101	321
eGain Corp., Class B(a)	3,767	30
eMagin Corp.(a)	6,894	3
EMCORE Corp.(a)	4,263	13
Endurance International Group Holdings, Inc.(a)	12,088	45
Entegris, Inc.	20,253	953
Envestnet, Inc.(a)	8,791	498
EPAM Systems, Inc.(a)	9,148	1,667
ePlus, Inc.(a)	1,838	140
Euronet Worldwide, Inc.(a)	8,795	1,287
Everbridge, Inc.(a)	5,276	326
Everi Holdings, Inc.(a)	12,037	102
Everspin Technologies, Inc.(a)	2,283	14
Evo Payments, Inc.(a)	2,655	75
Evolving Systems, Inc.(a)	1,479	1
Exela Technologies, Inc.(a)	6,488	8
ExlService Holdings, Inc., Class A(a)	5,318	356
Extreme Networks, Inc.(a)	18,603	135
Fair Isaac Corp.(a)(b)	4,750	1,442
FalconStor Software, Inc.(a)	857	4
FARO Technologies, Inc.(a)	2,028	98
Fastly, Inc.(a)(b)	1,960	47
Fireeye, Inc.(a)	34,340	458
First Solar, Inc.(a)	12,520	726
Fitbit, Inc., Class A(a)(b)	34,896	133
Five9, Inc.(a)	10,101	543
Forescout Technologies, Inc.(a)	6,841	259
FormFactor, Inc.(a)	10,743	200
Frequency Electronics, Inc.(a)	1,179	14
Genpact Ltd.	26,044	1,009
Giga-tronics, Inc.(a)	1,777	1
GlobalSCAPE, Inc., Class B	1,922	22
GoDaddy, Inc., Class A(a)	11,169	737
GreenSky, Inc., Class A(a)(b)	6,875	47
GSE Systems, Inc.(a)	3,111	5
GSI Technology, Inc.(a)	2,779	24
Guidewire Software, Inc.(a)(b)	12,773	1,346
Harmonic, Inc.(a)	11,032	73
HubSpot, Inc.(a)	6,368	965
I3 Verticals, Inc.(a)	1,184	24
Ichor Holdings Ltd.(a)	3,465	84
ID Systems, Inc.(a)	3,115	17
Identiv, Inc.(a)	2,825	15
IEC Electronics Corp., Class A(a)	1,671	12
II-VI, Inc.(a)(b)	14,001	493
Image Sensing Systems, Inc.(a)	649	3
Immersion Corp.(a)	5,398	41
Impinj, Inc.(a)	2,864	88
Infinera Corp.(a)	25,288	138

Security Description	Shares	Value
Information Services Group, Inc.(a)	6,114	$15
Innodata, Inc.(a)	3,566	5
Inphi Corp.(a)	6,111	373
Inpixon(a)	2,241	—(c)
Inseego Corp.(a)(b)	5,954	29
Insight Enterprises, Inc.(a)	5,538	308
Instructure, Inc.(a)	5,335	207
Intellicheck, Inc.(a)	2,268	11
Intelligent Systems Corp.(a)	590	25
InterDigital, Inc.	5,084	267
Internap Corp.(a)(b)	4,291	11
inTEST Corp., Class A(a)	1,615	8
Intevac, Inc.(a)	3,886	20
Inuvo, Inc.(a)	7,957	2
Issuer Direct Corp.(a)	536	6
Iteris, Inc.(a)	5,794	33
Itron, Inc.(a)	5,810	430
J2 Global, Inc.	7,931	720
Jabil, Inc.	22,022	788
KEMET Corp.	9,086	165
Key Tronic Corp.(a)	1,616	10
Kimball Electronics, Inc.(a)	4,302	62
Knowles Corp.(a)	14,240	290
Kopin Corp.(a)	11,363	8
Kulicke & Soffa Industries, Inc.	9,132	214
KVH Industries, Inc., Class A(a)	2,415	26
Lantronix, Inc.(a)	2,651	9
Lattice Semiconductor Corp.(a)	19,730	361
LightPath Technologies, Inc., Class A(a)	4,201	4
Limelight Networks, Inc.(a)	19,446	59
Littelfuse, Inc.	3,874	687
LivePerson, Inc.(a)	9,458	338
Liveramp Holdings, Inc.(a)(b)	9,314	400
LogMeIn, Inc.	8,164	579
LRAD Corp., Class C(a)	5,865	20
Lumentum Holdings, Inc.(a)	11,556	619
Luna Innovations, Inc.(a)	4,662	27
MACOM Technology Solutions Holdings, Inc.(a)	7,215	155
MAM Software Group, Inc.(a)	1,704	21
Manhattan Associates, Inc.(a)	7,793	629
ManTech International Corp., Class A	4,021	287
Marin Software, Inc.(a)	892	2
Marvell Technology Group Ltd.	85,447	2,134
MAXIMUS, Inc.	10,341	799
MaxLinear, Inc., Class-(a)	8,136	182
Mesa Laboratories, Inc.	602	143
Methode Electronics, Inc.	5,728	193
MicroStrategy, Inc.(a)	1,309	194
MicroVision, Inc.(a)	18,671	11
Mitek Systems, Inc.(a)	6,816	66
MKS Instruments, Inc.	9,005	831
Mobileiron, Inc.(a)	15,465	101
Model N, Inc.(a)	4,562	127
MoneyGram International, Inc.(a)(b)	6,898	27
MongoDB, Inc.(a)(b)	297	36
Monolithic Power Systems, Inc.	7,133	1,110
Monotype Imaging Holdings, Inc.	6,407	127
MoSys, Inc.(a)	353	1
MTS Systems Corp.	2,328	129
Nanometrics, Inc.(a)	3,843	125
Napco Security Technologies, Inc(a)	2,029	52
National Instruments Corp.	16,858	708

Security Description	Shares	Value
NCR Corp.(a)	19,895	$628
NeoPhotonics Corp.(a)	6,861	42
Net Element, Inc.(a)	611	3
NETGEAR, Inc.(a)	3,913	126
Netlist, Inc.(a)	23,339	6
NetScout Systems, Inc.(a)	11,577	267
NetSol Technologies, Inc.(a)	1,976	11
New Relic, Inc.(a)	7,848	482
NIC, Inc.	9,639	199
nLight, Inc.(a)	3,265	51
Novanta, Inc.(a)	5,419	443
Nuance Communications, Inc.(a)	49,111	801
Nutanix, Inc., Class A(a)(b)	15,738	413
NVE Corp.	532	35
NXT-ID, Inc.(a)	4,810	3
Okta, Inc.(a)	6,371	627
ON Semiconductor Corp.(a)	69,062	1,327
One Stop Systems, Inc.(a)	1,624	5
OneSpan, Inc.(a)	5,141	75
Optical Cable Corp.(a)	1,006	4
OSI Systems, Inc.(a)	2,836	288
PagerDuty, Inc.(a)(b)	1,723	49
Palo Alto Networks, Inc.(a)(d)	15,898	3,239
PAR Technology Corp.(a)	2,107	50
ParkerVision, Inc.(a)	5,519	1
Paycom Software, Inc.(a)	7,901	1,655
Paylocity Holding Corp.(a)	6,868	670
Paysign, Inc.(a)(b)	4,752	48
PC Connection, Inc.	2,088	81
PC-Telephone, Inc.	2,321	19
PDF Solutions, Inc.(a)	3,620	47
Pegasystems, Inc.	6,962	474
Perceptron, Inc.(a)	1,523	7
Perficient, Inc.(a)	5,102	197
Perspecta, Inc.	22,673	592
Pfsweb, Inc.(a)	2,635	7
Photronics, Inc.(a)	9,659	105
Pivotal Software, Inc., Class A(a)	7,186	107
Pixelworks, Inc.(a)	6,083	23
Plantronics, Inc.	4,198	157
Plexus Corp.(a)	4,120	258
Pluralsight, Inc.(a)	3,989	67
Power Integrations, Inc.	4,269	386
Presidio, Inc.	7,004	118
PRGX Global, Inc.(a)	3,947	20
Progress Software Corp.	6,890	262
Proofpoint, Inc.(a)	8,521	1,100
PROS Holdings, Inc.(a)	2,864	171
PTC, Inc.(a)(b)	15,536	1,059
Pure Storage, Inc.(a)	15,877	269
Q2 Holdings, Inc.(a)	6,525	515
Qualys, Inc.(a)	5,288	400
Quicklogic Corp.(a)	20,038	7
Qumu Corp.(a)	1,762	6
Rambus, Inc.(a)	17,039	224
Rapid7, Inc.(a)	8,245	374
RealNetworks, Inc.(a)	3,036	5
RealPage, Inc.(a)	13,626	857
Research Frontiers, Inc.(a)	4,855	16
Resonant, Inc.(a)	4,754	14
RF Industries Ltd.	1,415	10
Ribbon Communications, Inc.(a)	15,926	93

Security Description	Shares	Value
Richardson Electronics Ltd.	1,692	$10
Rimini Street, Inc.(a)	1,998	9
RingCentral, Inc., Class A(a)	9,753	1,226
Riot Blockchain, Inc.(a)	2,930	5
Rogers Corp.(a)	2,905	397
Rubicon Technology, Inc.(a)	404	4
Rudolph Technologies, Inc.(a)	4,805	127
Sabre Corp.	42,046	942
Sailpoint Technologies Holding, Inc.(a)	14,850	278
Sanmina Corp.(a)	10,064	323
ScanSource, Inc.(a)	3,610	110
Science Applications International Corp.	8,203	717
Seachange International, Inc.(a)	4,944	14
SecureWorks Corp.(a)	13,650	176
Semtech Corp.(a)	10,325	502
ServiceNow, Inc.(a)(b)(d)	28,933	7,344
Servicesource International, Inc.(a)	13,349	12
SharpSpring, Inc.(a)	1,430	14
ShotSpotter, Inc.(a)	1,610	37
SigmaTron International, Inc.(a)	634	3
Silicon Laboratories, Inc.(a)	5,775	643
Slack Technologies, Inc., Class A(a)(b)	31,802	755
SMART Global Holdings, Inc.(a)	2,147	55
Smartsheet, Inc., Class A(a)	2,262	81
Smith Micro Software, Inc.(a)	5,298	29
Socket Mobile, Inc.(a)	882	2
Solarwinds Corp.(a)	10,608	196
Sonim Technologies, Inc.(a)	622	2
Splunk, Inc.(a)	22,982	2,708
SPS Commerce, Inc.(a)	5,548	261
Square, Inc., Class A(a)	40,360	2,499
SS&C Technologies Holdings, Inc.(b)	36,444	1,879
StarTek, Inc.(a)	2,034	13
Steel Connect, Inc.(a)	7,184	12
Summit Wireless Technologies, Inc.(a)	2,139	2
Sunpower Corp.(a)(b)	11,539	127
Superconductor Technologies, Inc.(a)	887	1
Support.com, Inc.(a)	3,085	5
SVMK Inc.(a)	14,056	240
Switch, Inc., Class A	879	14
Sykes Enterprises, Inc.(a)	6,265	192
Synacor, Inc.(a)	4,850	7
Synaptics, Inc.(a)	5,529	221
Synchronoss Technologies, Inc.(a)	6,549	35
SYNNEX Corp.	3,874	437
Tech Data Corp.(a)	5,914	616
Telaria, Inc.(a)	6,489	45
Telenav, Inc.(a)	5,835	28
Tenable Holdings, Inc.(a)	6,080	136
Teradata Corp.(a)	19,188	595
Teradyne, Inc.	26,541	1,537
TESSCO Technologies, Inc.	970	14
The Hackett Group, Inc.	3,695	61
The Rubicon Project, Inc.(a)	8,857	77
The Trade Desk, Inc., Class A(a)	5,211	977
TiVo Corp.	19,567	149
TransAct Technologies, Inc.	1,342	16
Trimble Navigation Ltd.(a)	35,794	1,389
TTEC Holdings, Inc.	2,668	128
TTM Technologies, Inc.(a)	14,432	176
Twilio, Inc., Class A(a)	12,732	1,400
Tyler Technologies, Inc.(a)	5,937	1,558

Security Description	Shares	Value
Ubiquiti, Inc.	2,542	$301
Ultra Clean Holdings, Inc.(a)	5,737	84
Unisys Corp.(a)	7,085	53
Universal Display Corp.	5,950	999
Universal Security Instruments, Inc.(a)	280	—(c)
Upland Software, Inc.(a)	3,505	122
USA Technologies, Inc.(a)(b)	9,365	69
Varonis Systems, Inc.(a)	5,121	306
Veeco Instruments, Inc.(a)	6,836	80
Verint Systems, Inc.(a)	11,014	471
Veritone, Inc.(a)	2,857	10
Verra Mobility Corp.(a)	19,655	282
Versum Materials, Inc.	16,720	885
ViaSat, Inc.(a)	8,947	674
Viavi Solutions, Inc.(a)	35,413	496
VirnetX Holding Corp.(a)	10,301	56
Virtusa Corp.(a)	4,452	160
Vishay Intertechnology, Inc.	18,205	308
Vishay Precision Group, Inc.(a)	2,136	70
Vislink Technologies, Inc.(a)	645	—(c)
VMware, Inc., Class A	13,303	1,996
Wayside Technology Group, Inc.	601	9
Westell Technologies, Inc., Class A(a)	1,710	2
WEX, Inc.(a)	7,165	1,448
WidePoint Corp.(a)	15,181	5
Wireless Telecom Group, Inc.(a)	3,386	5
Workday, Inc.(a)	15,870	2,697
Workiva, Inc.(a)	4,635	203
Xperi Corp.	7,011	145
Yext, Inc.(a)	14,404	229
Zebra Technologies Corp.(a)	8,359	1,725
Zendesk, Inc.(a)	18,545	1,352
Zix Corp.(a)	9,402	68
Zoom Video Communications, Inc.(a)(b)	3,693	281
Zscaler, Inc.(a)	10,954	518
Zuora, Inc.(a)	2,189	33
		133,628
Materials (4.2%):
Advanced Emissions Solutions, Inc.	3,358	50
Advansix, Inc.(a)	4,392	113
AK Steel Holding Corp.(a)	48,987	111
Alcoa Corp.(a)	25,722	516
Allegheny Technologies, Inc.(a)	17,248	349
American Vanguard Corp.	3,906	61
Ampco-Pittsburgh Corp.(a)	1,678	6
AptarGroup, Inc.	8,534	1,011
Ashland Global Holdings, Inc.	10,391	801
Axalta Coating Systems Ltd.(a)	38,019	1,147
Balchem Corp.	4,308	427
Berry Global Group, Inc.(a)	22,275	875
Boise Cascade Co.	6,035	197
Cabot Corp.	9,580	434
Carpenter Technology Corp.	7,594	392
Century Aluminum Co.(a)	7,996	53
Chase Corp.	1,186	130
Clearwater Paper Corp.(a)	2,409	51
Cleveland-Cliffs, Inc.(b)	44,818	324
Coeur Mining, Inc.(a)	34,714	167
Commercial Metals Co.	19,110	332
Compass Minerals International, Inc.	5,125	290
Core Molding Technologies, Inc.(a)	1,290	8

Security Description	Shares	Value
Crown Holdings, Inc.(a)	23,151	$1,529
Eagle Materials, Inc.	6,832	615
Ferro Corp.(a)	12,687	150
Flotek Industries, Inc.(a)	9,106	20
Forterra, Inc.(a)	3,473	25
Friedman Industries, Inc.	1,254	8
Futurefuel Corp.	4,017	48
GCP Applied Technologies, Inc.(a)	12,280	236
General Moly, Inc.(a)	16,214	4
Golden Minerals Co.(a)	9,905	2
Graphic Packaging Holding Co.	47,321	698
Greif, Inc., Class A	3,561	135
H.B. Fuller Co.	7,422	346
Hawkins, Inc.	1,416	60
Haynes International, Inc.	1,668	60
Hecla Mining Co.	82,295	145
Huntsman Corp.	36,950	859
Ingevity Corp.(a)	6,781	575
Innophos Holdings, Inc.	3,046	99
Innospec, Inc.	3,306	295
Intrepid Potash, Inc.(a)	15,101	49
Kaiser Aluminum Corp.	2,527	250
Koppers Holdings, Inc.(a)	2,714	79
Kraton Corp.(a)	4,554	147
Kronos Worldwide, Inc.	4,174	52
Livent Corp.(a)	22,609	151
Louisiana Pacific Corp.	18,005	442
LSB Industries, Inc.(a)	3,626	19
Marrone Bio Innovations, Inc.(a)	14,555	21
Materion Corp.	3,152	193
Mayville Engineering Co., Inc.(a)	1,135	15
Minerals Technologies, Inc.	5,329	283
Myers Industries, Inc.	4,661	82
Nanophase Technologies Corp.(a)	3,238	1
Neenah Paper, Inc.	2,430	158
NewMarket Corp.	1,189	561
Northern Technologies International Corp.	1,323	17
Olin Corp.(b)	22,264	417
Olympic Steel, Inc.	1,526	22
OMNOVA Solutions, Inc.(a)	7,510	76
Owens-Illinois, Inc.	25,715	264
P.H. Glatfelter Co.	6,823	105
Paramount Gold Nevada Corp.(a)	2,885	2
PolyOne Corp.	12,470	407
PQ Group Holdings, Inc.(a)	7,332	117
Quaker Chemical Corp.(b)	1,777	281
Ramaco Resources, Inc.(a)	2,475	9
Rare Element Resources Ltd.(a)	9,479	3
Rayonier Advanced Materials, Inc.	7,264	31
Reliance Steel & Aluminum Co.	11,017	1,098
Royal Gold, Inc.	9,438	1,164
RPM International, Inc.	19,118	1,317
Ryerson Holding Corp.(a)	2,585	22
Schnitzer Steel Industries, Inc.	4,050	84
Schweitzer-Mauduit International, Inc.	4,450	167
Sensient Technologies Corp.	6,249	429
Silgan Holdings, Inc.	10,407	313
Silver Bull Resources, Inc.(a)	37,636	3
Solitario Zinc Corp.(a)	9,670	3
Sonoco Products Co.	16,213	944
Southern Copper Corp.	15,312	523
Steel Dynamics, Inc.	36,417	1,085

Security Description	Shares	Value
Stepan Co.	3,258	$316
Summit Materials, Inc., Class A(a)	17,152	381
SunCoke Energy, Inc.(a)	10,051	57
Synalloy Corp.	1,453	23
Taronis Technologies, Inc.(a)	2,810	5
The Chemours Co.	22,438	335
The Scotts Miracle-Gro Co.	6,592	671
Timberline Resources Corp.(a)	7,380	1
Timkensteel Corp.(a)	5,884	37
Trecora Resources(a)	3,956	36
Tredegar Corp.	4,723	92
Trinseo SA	5,073	218
U.S. Lime & Minerals, Inc.	384	29
UFP Technologies, Inc.(a)	1,123	43
United States Steel Corp.(b)	28,248	326
Universal Stainless & Alloy Products, Inc.(a)	1,485	23
US Antimony Corp.(a)	8,254	5
US Concrete, Inc.(a)	2,603	144
US Gold Corp.(a)	3,759	3
Valhi, Inc.	5,496	10
Valvoline, Inc.	33,887	747
Verso Corp., Class A(a)	5,869	73
Vista Gold Corp.(a)	14,290	11
W.R. Grace & Co.	11,446	764
Warrior Met Coal, Inc.	8,819	172
Westlake Chemical Corp.	5,326	349
Worthington Industries, Inc.	6,502	234
		30,265
Real Estate (10.5%):
Acadia Realty Trust	14,904	426
Agree Realty Corp.	5,957	436
Alexander & Baldwin, Inc.	10,651	261
Alexander's, Inc.	487	170
American Assets Trust, Inc.	10,355	484
American Campus Communities, Inc.	24,715	1,188
American Finance Trust, Inc.(b)	9,562	133
American Homes 4 Rent	47,930	1,241
American Realty Investors, Inc.(a)	460	7
Americold Realty Trust	27,590	1,023
Apple Hospitality REIT, Inc.	40,310	668
Armada Hoffler Properties, Inc.	8,117	147
Ashford Hospitality Trust, Inc.	17,104	57
Bluerock Residential Growth REIT, Inc.	3,761	44
Braemar Hotels & Resorts, Inc.	5,566	52
Brandywine Realty Trust	31,716	480
Brixmor Property Group, Inc.	53,657	1,089
BRT Apartments Corp., Class A	2,176	32
Camden Property Trust	17,408	1,932
CareTrust REIT, Inc.	13,769	324
Catchmark Timber Trust, Inc.	7,689	82
CBL & Associates Properties, Inc.(b)	31,195	40
Cedar Realty Trust, Inc.	16,030	48
Chatham Lodging Trust	8,386	152
CIM Commercial Trust Corp.	130	2
Clipper Realty, Inc.	2,919	30
Colony Capital, Inc.	82,223	495
Columbia Property Trust, Inc.	21,046	445
Community Healthcare Trust, Inc.	2,683	120
Condor Hospitality Trust, Inc.	1,030	11
Consolidated-Tomoka Land Co.	851	56
CoreCivic, Inc.	19,081	330

Security Description	Shares	Value
CorEnergy Infrastructure Trust, Inc.	2,053	$97
Corepoint Lodging, Inc.	9,218	93
CoreSite Realty Corp.	4,584	559
Corporate Office Properties Trust	20,152	600
Cousins Properties, Inc.	26,165	984
CubeSmart	33,937	1,184
Cyrusone, Inc.	20,378	1,612
DiamondRock Hospitality Co.	36,274	372
Douglas Emmett, Inc.	30,662	1,313
Easterly Government Properties, Inc.	14,071	300
EastGroup Properties, Inc.	6,618	827
Empire State Realty Trust, Inc.	19,451	278
EPR Properties	11,283	867
Equity Commonwealth	21,950	752
Equity LifeStyle Properties, Inc.	16,193	2,164
Essential Properties Realty Trust, Inc.	13,130	301
eXp World Holdings, Inc., Class A(a)	3,989	33
Farmland Partners, Inc.(b)	4,912	33
First Industrial Realty Trust, Inc.	22,775	901
Forestar Group, Inc.(a)	1,889	35
Four Corners Property Trust, Inc.	9,730	275
Franklin Street Properties Corp.	19,308	163
Front Yard Residential Corp.	7,725	89
Frontline Capital Group(a)(e)	300	—(c)
FRP Holdings, Inc., Class A(a)	1,324	64
Gadsden Properties, Inc.(a)	2,767	—(c)
Gaming and Leisure Properties, Inc.	34,401	1,315
Getty Realty Corp.	5,315	170
Gladstone Commercial Corp.	5,072	119
Gladstone Land Corp.	3,279	39
Global Medical REIT, Inc.	5,102	58
Global Net Lease, Inc.	15,097	294
Griffin Industrial Realty, Inc.	857	33
Healthcare Realty Trust, Inc.	23,267	779
Healthcare Trust of America, Inc., Class A	36,931	1,085
Hersha Hospitality Trust	7,061	105
Highwoods Properties, Inc.	18,671	839
Hudson Pacific Properties, Inc.	27,797	930
Independence Realty Trust, Inc.	13,588	194
Industrial Logistics Properties Trust	11,717	249
Innovative Industrial Properties, Inc.(b)	2,000	185
Investors Real Estate Trust	2,117	158
Invitation Homes, Inc.	53,883	1,595
iStar, Inc.	8,620	112
JBG SMITH Properties	22,938	899
Jernigan Capital, Inc.	3,598	69
Jones Lang LaSalle, Inc.	8,384	1,165
Kennedy-Wilson Holdings, Inc.	23,355	512
Kilroy Realty Corp.	16,000	1,246
Kite Realty Group Trust	15,114	244
Lamar Advertising Co., Class A	10,622	870
Lexington Realty Trust	36,370	373
Liberty Property Trust	26,699	1,370
Life Storage, Inc.	7,977	841
LTC Properties, Inc.	6,082	312
Mack Cali Realty Corp.	15,453	335
Marcus & Millichap, Inc.(a)	4,219	150
Maui Land & Pineapple Co., Inc.(a)	1,312	14
Medalist Diversified REIT, Inc.	345	1
Medical Properties Trust, Inc.	73,136	1,431
Monmouth Real Estate Investment Corp.	16,960	244
National Health Investors, Inc.	7,779	641

Security Description	Shares	Value
National Retail Properties, Inc.	25,777	$1,454
National Storage Affiliates Trust	10,242	342
New Senior Investment Group, Inc.	13,027	87
Newmark Group, Inc.	27,013	245
NexPoint Residential Trust, Inc.	3,917	183
Office Properties Income Trust	8,659	265
Omega Healthcare Investors, Inc.	38,628	1,614
One Liberty Properties, Inc.	3,013	83
Outfront Media, Inc.	20,913	581
Paramount Group, Inc.	33,777	451
Parks Hotels & Resorts, Inc.	40,264	1,005
Pebblebrook Hotel Trust	23,522	654
Pennsylvania Real Estate Invesment Trust(b)	11,843	68
Physicians Realty Trust	30,693	545
Piedmont Office Realty Trust, Inc.	22,616	472
Plymouth Industrial REIT, Inc.	1,490	27
Postal Realty Trust, Inc., Class A	813	13
PotlatchDeltic Corp.	10,710	440
Power REIT(a)	249	3
Preferred Apartment Communities, Inc., Class A	7,260	105
PS Business Parks, Inc.	3,653	665
QTS Realty Trust, Inc., Class A	6,682	344
Rafael Holdings, Inc.(a)	1,931	40
Rayonier, Inc.	16,573	467
RE/MAX Holdings, Inc.	1,860	60
Redfin Corp.(a)(b)	15,073	254
Retail Opportunity Investments Corp.	20,583	375
Retail Properties of America, Inc.	38,459	474
Retail Value, Inc.	2,812	104
Reven Housing REIT, Inc.	590	3
Rexford Industrial Realty, Inc.	17,607	775
RLJ Lodging Trust	31,268	531
RPT Realty	14,469	196
Ryman Hospitality Properties, Inc.	9,262	758
Sabra Health Care REIT, Inc.	32,322	742
Safehold, Inc.	1,942	59
Saul Centers, Inc.	2,340	128
Senior Housing Properties Trust	42,807	396
Seritage Growth Properties	3,199	136
Service Properties Trust	29,610	764
SITE Centers Corp.	26,658	403
Sotherly Hotels, Inc.	2,304	15
Spirit MTA	7,771	66
Spirit Realty Capital, Inc.	15,662	750
STAG Industrial, Inc.	22,625	667
STORE Capital Corp.	37,616	1,407
Summit Hotel Properties, Inc.	18,921	219
Sun Communities, Inc.	16,326	2,425
Sunstone Hotel Investors, Inc.	38,699	532
Tanger Factory Outlet Centers, Inc.(b)	16,944	262
Taubman Centers, Inc.	11,014	450
Tejon Ranch Co.(a)	4,439	75
Terreno Realty Corp.	11,367	581
The Howard Hughes Corp.(a)	7,379	956
The InterGroup Corp.(a)	168	5
The RMR Group, Inc.	1,294	59
The St. Joe Co.(a)	4,770	82
UMH Properties, Inc.	6,688	94
Uniti Group, Inc.	30,507	237
Universal Health Realty Income Trust	2,327	239
Urban Edge Properties	21,681	429
Urstadt Biddle Properties, Inc., Class A	7,177	170

Security Description	Shares	Value
VEREIT, Inc.	164,742	$1,611
VICI Properties, Inc.(b)	26,310	596
W.P. Carey, Inc.	30,682	2,747
Washington Prime Group, Inc.(b)	33,581	139
Washington Real Estate Investment Trust	14,411	394
Weingarten Realty Investors	23,164	675
Wheeler Real Estate Investment Trust, Inc.(a)	1,020	2
Whitestone REIT	5,738	79
Xenia Hotels & Resorts, Inc.	17,037	360
		77,511
Utilities (3.1%):
ALLETE, Inc.	8,273	723
American States Water Co.	5,698	511
Aqua America, Inc.	36,128	1,619
Artesian Resources Corp.	1,503	56
Atlantic Power Corp.(a)	18,368	43
Avangrid, Inc.	10,015	523
Avista Corp.	9,827	476
Black Hills Corp.	9,674	742
Cadiz, Inc.(a)	4,025	50
California Water Service Group	6,934	367
Chesapeake Utilities Corp.	2,214	211
Connecticut Water Service, Inc., Class A	2,020	142
El Paso Electric Co.	6,290	422
Genie Energy, Ltd.(b)	3,308	25
Global Water Resources, Inc.	1,822	22
Hawaiian Electric Industries, Inc.	17,850	814
IDACORP, Inc.	7,802	879
MDU Resources Group, Inc.	32,814	926
MGE Energy, Inc.	5,868	469
Middlesex Water Co.	2,580	168
National Fuel Gas Co.	13,210	620
New Jersey Resources Corp.	14,138	639
Northwest Natural Holding Co.	4,485	320
NorthWestern Corp.	7,902	593
OGE Energy Corp.	31,719	1,438
ONE Gas, Inc.	7,684	739
Ormat Technologies, Inc.	6,671	496
Otter Tail Corp.	6,085	327
PG&E Corp.(a)	90,524	905
PNM Resources, Inc.	11,474	598
Portland General Electric Co.(d)	14,964	844
Pure Cycle Corp.(a)	4,286	44
RGC Resources, Inc.	1,347	39
SJW Corp.	3,789	259
South Jersey Industries, Inc.	14,307	471
Southwest Gas Holdings, Inc.	7,980	726
Spark Energy, Inc.	1,384	15
Spire, Inc.	8,132	709
TerraForm Power, Inc.	22,595	412
The York Water Co.	2,333	102
UGI Corp.	28,541	1,436
Unitil Corp.	2,337	148
Vistra Energy Corp.	67,783	1,811
		22,879
Total Common Stocks (Cost $513,263)		736,249

Security Description	Shares	Value
Rights (0.0%)(f)

Health Care (0.0%):(f)
Contra Oncomed Pharmaceuticals, Class B(a)(e)	3,414	$ —(c)
Elanco Animal Health, Inc.(a)(e)	8,052	—(c)
Oncternal Therapeutics, Inc.(a)(e)	254	—(c)
Seelos Therapeutics, Inc.(a)(e)	41	—(c)
		—(c)
Materials (0.0%):(f)
Schulman, Inc.(a)(e)(h)	4,402	—(c)
Total Rights (Cost $3)		—

Warrants (0.0%)(f)

Health Care (0.0%):(f)
Galectin Therapeutics, Inc., Class B(e)	7,552	—(c)
Total Warrant (Cost $–(c))		—(c)

Mutual Funds (0.1%)
180 Degree Capital Corp.	4,371	9
Golub Capital BDC, Inc., 6.79%(b)	10,910	206
OFS Credit Co., Inc., 11.43%	353	6
Prospect Capital Corp., 10.93%	54,844	361
Total Mutual Funds (Cost $575)		582

Collateral for Securities Loaned^ (5.4%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(g)	37,052,496	37,052
Invesco Government & Agency Portfolio, Institutional Shares, 1.78%(g)	2,984,684	2,985
Total Collateral for Securities Loaned (Cost $40,037)		40,037
Total Investments (Cost $553,878) — 104.6%		776,868
Liabilities in excess of other assets — (4.6)%		(34,225)
NET ASSETS - 100.00%		$742,643

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	All or a portion of this security has been designated as collateral for futures contracts.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on September 30, 2019.
(h)	Illiquid

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	67	12/20/19	$5,273,693	$5,108,750	$(164,943)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(164,943)
	Total net unrealized appreciation(depreciation)				$(164,943)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (41.3%)

Communication Services (2.7%):
Advanced Info Service Public Co. Ltd.	53,300	$384
AT&T, Inc.	71,294	2,698
Comcast Corp., Class A	21,841	985
Discovery Communications, Inc., Class A(a)(b)	21,395	570
Facebook, Inc., Class A(a)	2,130	379
KDDI Corp.	20,100	525
Koninklijke KPN NV	162,573	507
Liberty Media Corp-Liberty SiriusXM, Class C(a)	11,978	503
NetEase, Inc. ADR	2,961	788
Nippon Telegraph & Telephone Corp.	9,800	469
NTT DOCOMO, Inc.	16,700	426
Omnicom Group, Inc.	31,815	2,490
Sirius XM Holdings, Inc.	57,732	361
Swisscom AG	1,184	584
Take-Two Interactive Software, Inc.(a)	5,189	650
Telefonica SA	129,876	992
Telenor ASA	33,858	680
The Interpublic Group of Co., Inc.	28,615	617
The Walt Disney Co.	17,720	2,310
T-Mobile US, Inc.(a)(b)	19,850	1,564
Verizon Communications, Inc.	106,531	6,430
Viacom, Inc., Class B	15,857	381
WPP PLC	55,296	692
		25,985
Consumer Discretionary (4.7%):
adidas AG	1,924	599
Aptiv PLC	11,893	1,040
AutoZone, Inc.(a)	4,605	4,996
Barratt Developments PLC	47,065	375
Best Buy Co., Inc.	17,183	1,185
Booking Holdings, Inc.(a)	781	1,533
Bridgestone Corp.	12,800	498
Carnival Corp.	12,056	527
Compass Group PLC	20,882	537
Darden Restaurants, Inc.	7,158	846
Dollar General Corp.	21,762	3,459
eBay, Inc.	44,395	1,730
Ford Motor Co.	146,902	1,346
Garmin Ltd.	7,111	602
Genuine Parts Co.(b)	25,475	2,537
H&R Block, Inc.	23,577	557
Hasbro, Inc.	5,558	660
Hilton Worldwide Holdings, Inc.	7,980	743
Hyundai Mobis Co. Ltd.	3,139	661
Kia Motors Corp.	12,239	467
Kohl’s Corp.	16,986	844
Leggett & Platt, Inc.	25,946	1,062
Lowe’s Cos., Inc.	3,650	401
Magna International, Inc.	14,193	757
Marriott International, Inc., Class A	8,971	1,116
New Oriental Education & Technology Group, Inc., ADR(a)	6,448	714
Nordstrom, Inc.(b)	21,474	723
Norwegian Cruise Line Holdings Ltd.(a)	8,500	440
NVR, Inc.(a)	350	1,301
Persimmon PLC	14,596	389
PulteGroup, Inc.	14,190	519
Ralph Lauren Corp.	5,462	521
Restaurant Brands International, Inc.	9,440	671
Ross Stores, Inc.	8,175	898

Security Description	Shares	Value
Sekisui House Ltd.	28,500	$562
Sony Corp.	13,400	793
Starbucks Corp.	15,928	1,408
Subaru Corp.	17,100	484
Target Corp.	20,299	2,170
The TJX Cos., Inc.	37,843	2,109
Tractor Supply Co.	5,234	473
Whirlpool Corp.	2,825	447
Yum China Holdings, Inc.	16,370	744
		44,444
Consumer Staples (4.5%):
Alimentation Couche-Tard, Inc., Class B	10,932	335
Altria Group, Inc.	32,980	1,349
Asahi Group Holdings Ltd.	10,600	527
Campbell Soup Co.(b)	9,900	465
Carlsberg A/S, Class B	4,847	716
China Mengniu Dairy Co. Ltd.	125,000	468
Church & Dwight Co., Inc.	17,955	1,351
Coles Group, Ltd.	51,594	536
Diageo PLC	20,789	849
General Mills, Inc.	38,917	2,145
Imperial Brands PLC	30,298	680
Kellogg Co.	11,300	727
Kimberly-Clark Corp.	17,348	2,464
Koninklijke Ahold Delhaize NV	26,503	663
KT&G Corp.	5,361	473
Loblaw Cos. Ltd.	8,542	487
Nestle SA, Registered Shares	11,841	1,285
PepsiCo, Inc.	27,878	3,822
Philip Morris International, Inc.	6,978	530
Sysco Corp.	25,835	2,051
The Estee Lauder Cos., Inc., Class A	5,890	1,172
The Hershey Co.	20,714	3,210
The J.M. Smucker Co.	14,178	1,560
The Procter & Gamble Co.	51,038	6,348
Tyson Foods, Inc., Class A	14,549	1,253
Unilever PLC	14,124	849
Walgreens Boots Alliance, Inc.	25,574	1,414
Wal-Mart de Mexico SAB de CV	236,947	702
Walmart, Inc.	23,040	2,735
Wesfarmers Ltd.	44,418	1,193
Woolworths Group Ltd.	32,199	810
		43,169
Energy (1.9%):
Chevron Corp.	34,515	4,093
China Shenhua Energy Co. Ltd., Class H	158,500	318
ConocoPhillips	28,946	1,649
Exxon Mobil Corp.	19,473	1,375
HollyFrontier Corp.	7,439	399
Kinder Morgan, Inc.	107,562	2,217
ONEOK, Inc.	29,361	2,164
Phillips 66	19,422	1,989
Plains GP Holdings LP, Class A	26,089	554
Schlumberger Ltd.	56,586	1,934
Valero Energy Corp.	27,309	2,328
		19,020
Financials (7.1%):
Aflac, Inc.	79,444	4,156
Allianz SE	4,758	1,108

Security Description	Shares	Value
Ally Financial, Inc.	33,229	$1,102
American Express Co.	3,430	406
Ameriprise Financial, Inc.	6,124	901
Arch Capital Group Ltd.(a)	72,889	3,060
ASX Ltd.	8,863	486
AXA SA	26,289	671
Banco Bradesco SA	104,400	853
Banco do Brasil SA	39,200	429
BB&T Corp.(b)	43,480	2,320
Capital One Financial Corp.	17,446	1,587
China Pacific Insurance Group Co. Ltd.	121,200	445
Credicorp Ltd.	3,082	642
Deutsche Boerse AG	3,895	607
Discover Financial Services	14,952	1,212
Everest Re Group Ltd.	1,848	492
Fidelity National Financial, Inc., Class A	42,058	1,868
Fifth Third BanCorp.	79,852	2,186
FirstRand Ltd.	150,922	620
Franklin Resources, Inc.	14,053	406
Globe Life, Inc.	30,784	2,948
Huntington Bancshares, Inc.	123,975	1,769
Industrial & Commercial Bank of China Ltd., Class H	2,996,000	2,007
Itausa - Investimentos Itau SA	182,900	580
M&T Bank Corp.	3,188	504
MetLife, Inc.	31,279	1,475
MS&AD Insurance Group Holdings, Inc.	17,900	582
Nomura Holdings, Inc.	152,800	650
Northern Trust Corp.	6,091	568
ORIX Corp.	50,800	760
PICC Property & Casualty Co. Ltd., Class H	318,000	371
Ping An Insurance Group Co. of China Ltd.	212,500	2,443
Principal Financial Group, Inc.	12,820	733
Regions Financial Corp.	83,487	1,321
Reinsurance Group of America, Inc.	7,990	1,277
S&P Global, Inc.	1,780	436
SEI Investments Co.	25,005	1,482
Shinhan Financial Group Co. Ltd.	21,167	740
Sun Life Financial, Inc.	27,296	1,221
SVB Financial Group(a)	2,482	519
Swiss Life Holding AG	1,573	752
Synchrony Financial	54,775	1,868
T. Rowe Price Group, Inc.	11,085	1,266
The Allstate Corp.	32,336	3,514
The Bank of New York Mellon Corp.	22,732	1,028
The PNC Financial Services Group, Inc.	9,770	1,369
The Progressive Corp.	14,077	1,087
The Toronto-Dominion Bank	37,603	2,192
The Travelers Co., Inc.	6,617	984
Tokio Marine Holdings, Inc.	8,800	472
U.S. Bancorp	31,337	1,734
Unilever NV	13,916	836
Wells Fargo & Co.	42,041	2,121
Zions Bancorp NA	17,737	790
Zurich Insurance Group AG	2,398	919
		68,875
Health Care (4.5%):
AbbVie, Inc.	21,915	1,659
AmerisourceBergen Corp.	10,072	829
Amgen, Inc.	11,722	2,269
Anthem, Inc.	2,202	529
Astellas Pharma, Inc.	44,600	638

Security Description	Shares	Value
AstraZeneca PLC	8,682	$775
Baxter International, Inc.	37,676	3,295
Biogen, Inc.(a)	6,553	1,526
Cardinal Health, Inc.	11,296	533
Celgene Corp.(a)	6,988	694
Cerner Corp.	23,386	1,594
Eisai Co. Ltd.	8,700	445
Eli Lilly & Co.	11,110	1,242
Gilead Sciences, Inc.	35,173	2,229
GlaxoSmithKline PLC	51,171	1,096
HCA Healthcare, Inc.	6,476	780
Henry Schein, Inc.(a)	8,742	555
Jazz Pharmaceuticals PLC(a)	6,130	785
Johnson & Johnson	13,117	1,697
Laboratory Corp. of America Holdings(a)	2,591	435
McKesson Corp.	7,375	1,008
Medtronic PLC	19,333	2,100
Merck & Co., Inc.	67,577	5,689
Merck KGaA	5,450	614
Novartis AG	15,562	1,352
Novo Nordisk A/S, Class B	14,266	738
Pfizer, Inc.	44,718	1,607
Quest Diagnostics, Inc.	9,810	1,050
Roche Holding AG	4,341	1,264
Sanofi	7,966	738
Shionogi & Co. Ltd.	11,500	640
UCB SA	5,805	421
UnitedHealth Group, Inc.	4,070	884
Universal Health Services, Inc., Class B	11,376	1,693
Zoetis, Inc.	9,480	1,181
		44,584
Industrials (3.6%):
Adecco Group AG, Registered Shares	7,271	402
Allegion PLC	4,280	444
Atlas Copco AB, Class A	25,540	786
Bunzl PLC	15,415	403
Cintas Corp.	4,061	1,089
Cummins, Inc.	6,934	1,128
Delta Air Lines, Inc.	14,948	861
Dover Corp.	6,672	664
Eaton Corp. PLC, ADR	19,479	1,620
Epiroc AB, Class A	29,881	324
Expeditors International of Washington, Inc.	15,806	1,175
Experian PLC	18,631	596
Ferguson PLC	9,223	673
General Dynamics Corp.	6,031	1,102
HD Supply Holdings, Inc.(a)	56,813	2,226
Huntington Ingalls Industries, Inc.	3,971	841
Illinois Tool Works, Inc.	2,805	439
Ingersoll-Rand PLC	11,056	1,362
Itochu Corp.	32,500	672
Kone Oyj, Class B	15,352	874
L3Harris Technologies, Inc.	4,617	963
Lockheed Martin Corp.	8,142	3,176
Marubeni Corp.	74,300	495
Masco Corp.	13,234	552
RELX PLC	24,861	590
Schneider Electric SE	9,313	814
Secom Co. Ltd.	6,000	549
Snap-on, Inc.	2,556	400
Spirit Aerosystems Holdings, Inc., Class A	6,586	542

Security Description	Shares	Value
Taisei Corp.	9,200	$358
Thomson Reuters Corp.	8,513	569
Toyota Tsusho Corp.	10,000	325
United Parcel Service, Inc., Class B	5,111	612
Vestas Wind Systems A/S	5,311	412
WABCO Holdings, Inc.(a)	12,463	1,667
Waste Management, Inc.	24,493	2,816
West Japan Railway Co.	7,600	643
Wolters Kluwer NV	8,957	653
		33,817
Information Technology (6.3%):
Accenture PLC, Class A	10,335	1,987
Akamai Technologies, Inc.(a)	7,491	685
Amphenol Corp., Class A	12,171	1,174
Apple, Inc.	25,591	5,731
Applied Materials, Inc.	21,067	1,051
Arrow Electronics, Inc.(a)	6,812	508
Broadridge Financial Solutions, Inc.	13,797	1,717
Cadence Design Systems, Inc.(a)	28,735	1,899
CDW Corp.	6,610	815
Cisco Systems, Inc.	59,211	2,926
Citrix Systems, Inc.	40,961	3,953
Cognizant Technology Solutions Corp., Class A	30,234	1,822
Corning, Inc.	25,010	713
Dell Technologies, Inc., Class C(a)	16,809	872
F5 Networks, Inc.(a)(b)	4,146	582
Fiserv, Inc.(a)	29,526	3,059
FUJIFILM Holdings Corp.	16,400	723
Hitachi Ltd.	21,300	798
HP, Inc.	69,160	1,309
Infosys Ltd.	49,891	565
Intel Corp.	47,848	2,466
International Business Machines Corp.	14,931	2,171
Intuit, Inc.	4,030	1,072
Jack Henry & Associates, Inc.	15,067	2,199
Juniper Networks, Inc.	47,719	1,181
KLA Corp.	3,457	551
Lam Research Corp.	4,223	976
Maxim Integrated Products, Inc.	7,220	418
Microsoft Corp.	3,870	538
NXP Semiconductor NV	3,917	427
Oracle Corp.	43,392	2,388
Qorvo, Inc.(a)	5,607	416
QUALCOMM, Inc.	10,153	774
Samsung Electronics Co. Ltd.	51,572	2,111
Seagate Technology PLC	11,339	610
TE Connectivity Ltd.	13,436	1,252
Texas Instruments, Inc.	18,003	2,327
The Western Union Co.	183,108	4,242
Tokyo Electron Ltd.	2,300	442
VeriSign, Inc.(a)	4,983	940
Visa, Inc., Class A	5,340	919
VMware, Inc., Class A	3,645	547
		61,856
Materials (1.7%):
Air Liquide SA	6,354	905
Air Products & Chemicals, Inc.	13,108	2,908
Anglo American PLC	33,588	772
Anhui Conch Cement Co. Ltd., Class H	55,000	326
Avery Dennison Corp.	7,767	882

Security Description	Shares	Value
BHP Group Ltd.	45,542	$1,126
BHP Group PLC	42,958	917
Celanese Corp., Series A	10,916	1,335
Covestro AG (d)	8,110	401
Ecolab, Inc.	7,999	1,584
International Paper Co.	11,947	500
LyondellBasell Industries NV, Class A	12,234	1,095
Mondi PLC	22,366	428
Newcrest Mining Ltd.	17,745	409
Nucor Corp.	16,859	858
Packaging Corp. of America	4,372	464
PPG Industries, Inc.	13,140	1,557
Rio Tinto Ltd.	13,642	854
Rio Tinto PLC	16,747	870
Shin-Etsu Chemical Co. Ltd.	4,400	474
The Siam Cement Public Co. Ltd.	35,700	476
UPM-Kymmene Oyj	24,529	724
		19,865
Real Estate (1.8%):
American Tower Corp.	7,070	1,563
AvalonBay Communities, Inc.	3,914	843
Boston Properties, Inc.	12,227	1,584
China Overseas Land & Investment Ltd., Class H	176,000	554
China Resources Land Ltd.	126,000	528
CK Asset Holdings Ltd.	118,500	803
Country Garden Holdings Co. Ltd.	347,000	440
Crown Castle International Corp.	1,735	241
Equinix, Inc.	351	202
Equity LifeStyle Properties, Inc.	3,366	450
Equity Residential	9,838	849
Extra Space Storage, Inc.(b)	5,860	685
HCP, Inc.(b)	16,800	599
Liberty Property Trust	12,873	661
Link REIT	96,500	1,065
New World Development Co. Ltd.	276,000	358
Prologis, Inc.	2,484	212
Public Storage	3,595	882
SBA Communications Corp.	796	192
Simon Property Group, Inc.	7,920	1,233
Sun Hung Kai Properties Ltd.	73,500	1,056
Sunac China Holdings Ltd.	113,000	454
Ventas, Inc.	9,873	721
VEREIT, Inc.	69,034	675
Vornado Realty Trust	7,844	499
W.P. Carey, Inc.	8,044	720
Welltower, Inc.	2,241	203
		18,272
Utilities (2.5%):
AES Corp.	30,348	496
Ameren Corp.(b)	33,879	2,712
American Electric Power Co., Inc.	11,872	1,112
CMS Energy Corp.	38,205	2,443
DTE Energy Co.	26,594	3,536
Duke Energy Corp.	18,093	1,734
Enel SpA	89,400	668
Exelon Corp.	61,993	2,996
NRG Energy, Inc.	12,353	489
Pinnacle West Capital Corp.	20,006	1,942
The Southern Co.	22,424	1,385
Tokyo Gas Co. Ltd.	18,200	460

Security Description	Shares	Value
UGI Corp.	9,618	$483
Veolia Environnement SA	24,295	615
Vistra Energy Corp.	16,795	449
WEC Energy Group, Inc.	19,445	1,849
Xcel Energy, Inc.	23,456	1,522
		24,891
Total Common Stocks (Cost $379,623)		404,778

Preferred Stocks (0.1%)

Financials (0.1%):
Itau Unibanco Holding S.A.	88,800	749
Total Preferred Stock (Cost $759)		749

Exchange-Traded Funds (55.5%)
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	53,613	1,681
Goldman Sachs ActiveBeta International Equity ETF	110,034	3,113
Invesco FTSE RAFI Developed Markets ex-US ETF	516,273	20,470
Invesco FTSE RAFI Emerging Markets ETF	639,231	12,836
Invesco FTSE RAFI US 1000 ETF	58,332	6,875
iShares Core MSCI EAFE ETF	174,967	10,685
iShares Core MSCI Emerging Markets ETF	50,099	2,456
iShares Core S&P 500 ETF	190,704	56,929
iShares Edge MSCI Min Vol EAFE ETF(b)	1,802,826	132,112
iShares Edge MSCI Min Vol Emerging Markets ETF	615,928	35,163
iShares Edge MSCI Min Vol USA ETF(b)	965,680	61,900
iShares Edge MSCI USA Momentum Factor ETF	154,359	18,407
iShares Edge MSCI USA Quality Factor ETF	288,424	26,650
iShares Edge MSCI USA Size Factor ETF	280,471	25,461
iShares Edge MSCI USA Value Factor ETF(b)	108,917	8,936
JPMorgan Diversified Return Emerging Markets Equity ETF	60,700	3,184
Schwab Fundamental Emerging Markets Large Company Index ETF	781,728	21,404
Schwab Fundamental International Large Company Index ETF(b)	1,148,816	31,673
Schwab Fundamental International Small Company Index ETF	605,362	18,603
Schwab Fundamental U.S. Large Company Index ETF(b)	567,499	22,445
Vanguard FTSE Developed Markets ETF	537,521	22,081
Vanguard FTSE Emerging Markets ETF	22,900	922
Total Exchange-Traded Funds (Cost $488,522)		543,986

Affiliated Exchange-Traded Funds (0.5%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	54,300	2,286
VictoryShares USAA MSCI International Value Momentum ETF	53,100	2,367
Total Affiliated Exchange-Traded Funds (Cost $5,663)		4,653

Purchased Options (0.1%)
Total Purchased Options (Cost $1,357)		906

Collateral for Securities Loaned^ (1.5%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(c)	14,404,391	$14,404
Total Collateral for Securities Loaned (Cost $14,404)		14,404
Total Investments (Cost $890,328) — 99.0%		969,476
Other assets in excess of liabilities — 1.0%		10,178
NET ASSETS - 100.00%		$979,654

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Rate disclosed is the daily yield on September 30, 2019.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $401 (thousand) and amounted to 0.04% of net assets

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

LP—Limited Partnership

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	42	12/20/19	$6,271,411	$6,254,850	$(16,561)
Mini MSCI Emerging Markets Index Futures	69	12/20/19	3,509,838	3,456,555	(53,283)
					$(69,844)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(69,844)
	Total net unrealized appreciation(depreciation)				$(69,844)

Purchased Options

Exchange-traded options

(Amounts not in thousands)

	Put/ Call	Strike Price	Contracts		Expiration Date	Value
S&P 500 Index Option	Put	2,575	USD	90	1/17/20	$201,150
S&P 500 Index Option	Put	2,700	USD	190	1/17/20	704,900
Total (Cost $1,357,240)						$906,050

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets	$1,807	$502	$—	$—	$(23)	$2,286	$38
VictoryShares USAA MSCI International	$2,202	$—	$—	$—	$165	$2,367	$6
Total	$4,009	$502	$—	$—	$142	$4,653	$44

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA NASDAQ-100 Index Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (21.2%):
Activision Blizzard, Inc.	197,433	$10,448
Alphabet, Inc., Class A(a)	71,482	87,290
Alphabet, Inc., Class C(a)	81,499	99,347
Baidu, Inc. ADR(a)	71,824	7,381
Charter Communications, Inc., Class A(a)	57,582	23,731
Comcast Corp., Class A	1,167,410	52,626
Electronic Arts, Inc.(a)	76,617	7,495
Facebook, Inc., Class A(a)	563,253	100,304
Fox Corp., Class A	88,936	2,805
Fox Corp., Class B	67,662	2,134
Liberty Global PLC(a)	134,266	3,194
Liberty Global PLC, Class A(a)(b)	52,895	1,309
NetEase, Inc. ADR	18,804	5,005
Netflix, Inc.(a)	112,691	30,158
Sirius XM Holdings, Inc.(b)	1,187,498	7,428
Take-Two Interactive Software, Inc.(a)	29,007	3,636
T-Mobile US, Inc.(a)(b)	220,191	17,344
		461,635
Communications Equipment (2.5%):
Cisco Systems, Inc.	1,103,331	54,516

Consumer Discretionary (15.9%):
Amazon.com, Inc.(a)	114,363	198,524
Booking Holdings, Inc.(a)	11,158	21,899
Ctrip.com International Ltd., ADR(a)	125,515	3,676
Dollar Tree, Inc.(a)(b)	61,234	6,990
eBay, Inc.	224,631	8,756
Expedia, Inc.	35,055	4,712
Hasbro, Inc.	32,438	3,850
JD.com, Inc., ADR(a)	238,473	6,728
Lululemon Athletica, Inc.(a)	31,674	6,098
Marriott International, Inc., Class A	85,826	10,674
Mercadolibre, Inc.(a)	12,712	7,007
O’Reilly Automotive, Inc.(a)	20,175	8,040
Ross Stores, Inc.	94,706	10,403
Starbucks Corp.	312,179	27,603
Tesla, Inc.(a)(b)	45,690	11,005
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	15,067	3,777
Wynn Resorts Ltd.(b)	27,749	3,017
		342,759
Consumer Staples (6.2%):
Costco Wholesale Corp.	113,376	32,665
Mondelez International, Inc., Class A	371,263	20,538
Monster Beverage Corp.(a)	140,103	8,134
PepsiCo, Inc.	361,311	49,536
The Kraft Heinz Co.	314,302	8,780
Walgreens Boots Alliance, Inc.	235,655	13,034
		132,687
Financials (0.3%):
Willis Towers Watson PLC	33,310	6,428

Health Care (7.4%):
Alexion Pharmaceuticals, Inc.(a)	57,796	5,661
Align Technology, Inc.(a)	20,621	3,731
Amgen, Inc.	157,207	30,421
Biogen, Inc.(a)	49,975	11,635
BioMarin Pharmaceutical, Inc.(a)	46,154	3,111

Security Description	Shares	Value
Celgene Corp.(a)	181,776	$18,050
Cerner Corp.	83,875	5,718
Gilead Sciences, Inc.	327,735	20,772
Henry Schein, Inc.(a)	38,423	2,440
IDEXX Laboratories, Inc.(a)	22,168	6,028
Illumina, Inc.(a)	37,888	11,526
Incyte Pharmaceuticals, Inc.(a)	55,270	4,103
Intuitive Surgical, Inc.(a)	29,756	16,066
Mylan NV(a)	132,857	2,628
Regeneron Pharmaceuticals, Inc.(a)	27,766	7,702
Vertex Pharmaceuticals, Inc.(a)	66,014	11,184
		160,776
Industrials (2.3%):
American Airlines Group, Inc.(b)	114,653	3,092
Cintas Corp.	26,952	7,226
CSX Corp.	208,557	14,447
Fastenal Co.	147,592	4,822
J.B. Hunt Transport Services, Inc.	28,027	3,101
PACCAR, Inc.	89,294	6,251
United Airlines Holdings, Inc.(a)	67,820	5,996
Verisk Analytics, Inc., Class A	42,184	6,671
		51,606
IT Services (4.2%):
Automatic Data Processing, Inc.	112,177	18,108
Cognizant Technology Solutions Corp., Class A	146,729	8,843
Fiserv, Inc.(a)	175,185	18,147
Paychex, Inc.	92,631	7,667
PayPal Holdings, Inc.(a)	302,831	31,370
VeriSign, Inc.(a)	30,719	5,795
		89,930
Semiconductors & Semiconductor Equipment (12.1%):
Advanced Micro Devices, Inc.(a)	278,776	8,082
Analog Devices, Inc.	95,304	10,648
Applied Materials, Inc.	241,275	12,040
ASML Holding NV, NYS	18,863	4,686
Broadcom, Inc.(b)	102,027	28,167
Intel Corp.	1,153,918	59,462
KLA Corp.	41,657	6,642
Lam Research Corp.	38,643	8,931
Maxim Integrated Products, Inc.	70,216	4,066
Microchip Technology, Inc.(b)	61,324	5,698
Micron Technology, Inc.(a)	285,241	12,223
Nvidia Corp.	156,966	27,323
NXP Semiconductor NV(b)	84,721	9,245
QUALCOMM, Inc.	313,339	23,901
Skyworks Solutions, Inc.	44,511	3,527
Texas Instruments, Inc.	241,817	31,252
Xilinx, Inc.	65,446	6,276
		262,169
Software (15.6%):
Adobe, Inc.(a)	125,766	34,742
Autodesk, Inc.(a)	56,747	8,382
Cadence Design Systems, Inc.(a)	72,434	4,786
Check Point Software Technologies Ltd.(a)	39,239	4,297
Citrix Systems, Inc.	33,932	3,275
Intuit, Inc.	66,818	17,770
Microsoft Corp.(c)	1,779,657	247,425
Symantec Corp.	159,336	3,765
Synopsys, Inc.(a)	38,636	5,303

Security Description	Shares	Value
Workday, Inc.(a)	41,754	$7,097
		336,842
Technology Hardware, Storage & Peripherals (11.4%):
Apple, Inc.	1,068,610	239,336
NetApp, Inc.	63,656	3,343
Western Digital Corp.	75,518	4,504
		247,183
Utilities (0.4%):
Xcel Energy, Inc.	132,654	8,608
Total Common Stocks (Cost $1,077,994)		2,155,139

Collateral for Securities Loaned^ (1.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(d)	28,155,762	28,156
Total Collateral for Securities Loaned (Cost $28,156)		28,156
Total Investments (Cost $1,106,150) — 100.8%		2,183,295
Liabilities in excess of other assets — (0.8)%		(16,974)
NET ASSETS - 100.00%		$2,166,321

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been designated as collateral for futures contracts.
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Futures	77	12/20/19	$12,174,567	$11,966,570	$(207,997)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(207,997)
	Total net unrealized appreciation(depreciation)				$(207,997)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (8.5%)
VictoryShares Dividend Accelerator ETF	73,995	$2,521
VictoryShares Emerging Market Volatility Wtd ETF	57,190	1,407
VictoryShares International High Div Volatility Wtd ETF	56,126	1,779
VictoryShares International Volatility Wtd ETF	47,801	1,777
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	77,905	2,488
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	9,184	407
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	87,345	3,677
VictoryShares USAA MSCI International Value Momentum ETF	133,978	5,974
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,285	918
VictoryShares USAA MSCI USA Value Momentum ETF	149,900	7,687
Total Affiliated Exchange-Traded Funds (Cost $30,180)		28,635

Affiliated Mutual Funds (91.0%)
USAA 500 Index Fund, Reward Shares	8,228	344
USAA Capital Growth Fund, Institutional Shares	263,079	2,965
USAA Emerging Markets Fund, Institutional Shares	81,359	1,405
USAA Global Managed Volatility Fund, Institutional Shares	2,898,022	31,501
USAA Government Securities Fund, Institutional Shares	9,964,099	99,243
USAA Growth Fund, Institutional Shares	123,807	3,728
USAA High Income Fund, Institutional Shares	1,022,389	8,005
USAA Income Fund, Institutional Shares	4,714,875	63,509
USAA Income Stock Fund, Institutional Shares	99,462	1,990
USAA International Fund, Institutional Shares	256,642	7,607
USAA Precious Metals and Minerals Fund	62,924	957
USAA Short-Term Bond Fund, Institutional Shares	5,089,679	46,978
USAA Small Cap Stock Fund, Institutional Shares	112,058	1,842
USAA Target Managed Allocation Fund	1,551,631	16,835
Victory Integrity Mid-Cap Value Fund, Class R6	163,312	3,002
Victory Market Neutral Income Fund, Class I	1,417,283	13,549
Victory RS International Fund, Class R6	129,006	1,286
Victory Trivalent International Core Equity Fund, Class R6	249,674	1,708
Total Affiliated Mutual Funds (Cost $286,155)		306,454
Total Investments (Cost $316,335) — 99.5%		335,089
Other assets in excess of liabilities — 0.5%		1,684
NET ASSETS - 100.00%		$336,773

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$101,822	$1,769	$(8,188)	$(32)	$3,872	$99,243	$1,971
USAA Capital Growth Fund, Institutional Shares	$—	$2,909	$—	$—	$56	$2,965	$—
USAA Target Managed Allocation Fund	$15,213	$—	$(825)	$(85)	$2,532	$16,835	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$—	$822	$—	$—	$135	$957	$—
USAA High Income Fund, Institutional Shares	$7,687	$386	$(484)	$(5)	$421	$8,005	$347
USAA Short-Term Bond Fund, Institutional Shares	$48,922	$942	$(3,862)	$32	$944	$46,978	$1,062
USAA Income Fund, Institutional Shares	$64,474	$1,785	$(7,687)	$69	$4,868	$63,509	$1,606
USAA Emerging Markets Fund, Institutional Shares	$1,583	$—	$(322)	$(49)	$193	$1,405	$—
USAA International Fund, Institutional Shares	$13,133	$—	$(6,955)	$550	$879	$7,607	$—
USAA Small Cap Stock Fund, Institutional Shares	$1,358	$261	$—	$—	$223	$1,842	$—
USAA Income Stock Fund, Institutional Shares	$3,426	$140	$(2,106)	$10	$520	$1,990	$54
USAA Growth Fund, Institutional Shares	$5,859	$—	$(3,174)	$1,672	$(629)	$3,728	$—
USAA Global Managed Volatility Fund, Institutional Shares	$31,000	$—	$(3,920)	$(119)	$4,540	$31,501	$—
USAA 500 Index Fund, Reward Shares	$2,884	$33	$(3,114)	$2,061	$(1,520)	$344	$32
USAA Value Fund, Institutional Shares	$3,494	$—	$(3,915)	$1,913	$(1,492)	$—	$—
Victory Trivalent International Fund, Class R6	$—	$1,702	$—	$—	$6	$1,708	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$2,929	$—	$—	$73	$3,002	$—
VictoryShares USAA MSCI Emerging Markets Fund	$3,645	$—	$—	$—	$32	$3,677	$10
VictoryShares USAA MSCI International Fund	$5,555	$—	$—	$—	$419	$5,974	$95
VictoryShares USAA MSCI USA Small-Cap Value Fund	$830	$—	$—	$—	$88	$918	$11
VictoryShares USAA MSCI USA Value Momentum Fund	$6,755	$—	$—	$—	$932	$7,687	$100
VictoryShares Dividend Accelerator ETF	$—	$2,493	$—	$—	$28	$2,521	$5
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$2,459	$—	$—	$29	$2,488	$6
VictoryShares International Volatility WTD ETF	$—	$1,824	$—	$—	$(47)	$1,777	$6
VictoryShares Emerging Markets Volatility WTD ETF	$—	$1,508	$—	$—	$(101)	$1,407	$8
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$405	$—	$—	$2	$407	$2
VictoryShares International High Div Volatility WTD ETF	$—	$1,825	$—	$—	$(46)	$1,779	$10
Victory Market Neutral Income Fund, Class I	$—	$13,448	$—	$—	$101	$13,549	$—
Victory RS International Fund, Class R6	$—	$1,279	$—	$—	$7	$1,286	$—
Total	$317,640	$38,919	$(44,552)	$6,017	$17,065	$335,089	$5,325

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2020 Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (13.1%)
VictoryShares Dividend Accelerator ETF	253,038	$8,621
VictoryShares Emerging Market Volatility Wtd ETF	102,075	2,511
VictoryShares International High Div Volatility Wtd ETF	143,298	4,541
VictoryShares International Volatility Wtd ETF	122,044	4,536
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	260,745	8,328
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	29,385	1,303
VictoryShares USAA Core Intermediate-Term Bond ETF	31,835	1,659
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	146,361	6,161
VictoryShares USAA MSCI International Value Momentum ETF	334,621	14,921
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	53,393	2,681
VictoryShares USAA MSCI USA Value Momentum ETF	410,383	21,045
Total Affiliated Exchange-Traded Funds (Cost $80,302)		76,307

Affiliated Mutual Funds (86.5%)
USAA 500 Index Fund, Reward Shares	761	32
USAA Capital Growth Fund, Institutional Shares	567,797	6,399
USAA Emerging Markets Fund, Institutional Shares	143,260	2,474
USAA Global Managed Volatility Fund, Institutional Shares	7,428,162	80,744
USAA Government Securities Fund, Institutional Shares	14,699,321	146,404
USAA Growth Fund, Institutional Shares	404,670	12,185
USAA High Income Fund, Institutional Shares	1,798,069	14,079
USAA Income Fund, Institutional Shares	6,860,569	92,412
USAA Income Stock Fund, Institutional Shares	340,308	6,810
USAA Intermediate-Term Bond Fund, Institutional Shares	10,596	116
USAA International Fund, Institutional Shares	51,227	1,518
USAA Precious Metals and Minerals Fund, Institutional Shares	110,440	1,680
USAA Short-Term Bond Fund, Institutional Shares	5,450,233	50,306
USAA Small Cap Stock Fund, Institutional Shares	249,832	4,107
USAA Target Managed Allocation Fund	4,127,778	44,786
Victory Integrity Mid-Cap Value Fund, Class R6	666,052	12,242
Victory Market Neutral Income Fund, Class I	1,938,047	18,528
Victory RS International Fund, Class R6	346,828	3,458
Victory Trivalent International Core Equity Fund, Class R6	584,610	3,999
Total Affiliated Mutual Funds (Cost $456,597)		502,279
Total Investments (Cost $536,899) — 99.6%		578,586
Other assets in excess of liabilities — 0.4%		2,296
NET ASSETS - 100.00%		$580,882

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$141,464	$2,483	$(2,874)	$(23)	$5,354	$146,404	$595
USAA Capital Growth Fund, Institutional Shares	$—	$8,001	$(1,740)	$25	$113	$6,399	$—
USAA Target Managed Allocation Fund	$40,424	$—	$(2,142)	$(220)	$6,724	$44,786	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$—	$1,444	$—	$—	$236	$1,680	$—
USAA High Income Fund, Institutional Shares	$13,660	$623	$(948)	$26	$718	$14,079	$131
USAA Short-Term Bond Fund, Institutional Shares	$49,557	$960	$(1,200)	$6	$983	$50,306	$238
USAA Intermediate-Term Bond Fund, Institutional Shares	$105	$3	$—	$—	$8	$116	$1
USAA Income Fund, Institutional Shares	$87,108	$2,198	$(3,544)	$(46)	$6,696	$92,412	$459
USAA Emerging Markets Fund, Institutional Shares	$2,783	$—	$(572)	$(20)	$283	$2,474	$—
USAA International Fund, Institutional Shares	$33,993	$—	$(35,754)	$10,852	$(7,573)	$1,518	$—
USAA Small Cap Stock Fund, Institutional Shares	$4,519	$457	$(1,588)	$323	$396	$4,107	$—
USAA Income Stock Fund, Institutional Shares	$10,692	$1,921	$(7,637)	$91	$1,743	$6,810	$24
USAA Growth Fund, Institutional Shares	$19,721	$—	$(11,092)	$5,378	$(1,822)	$12,185	$—
USAA Global Managed Volatility Fund, Institutional Shares	$82,967	$—	$(14,129)	$41	$11,865	$80,744	$—
USAA 500 Index Fund, REwardShares	$9,701	$97	$(11,595)	$4,833	$(3,004)	$32	$—
USAA Value Fund, Institutional Shares	$13,680	$—	$(15,331)	$7,007	$(5,356)	$—	$—
Victory Trivalent international Fund, Class R6	$—	$3,984	$—	$—	$15	$3,999	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$11,960	$—	$—	$282	$12,242	$—
VictoryShares USAA Core Intermediate Term Bond ETF	$1,531	$—	$—	$—	$128	$1,659	$8
VictoryShares USAA MSCI Emerging Markets Fund	$6,108	$—	$—	$—	$53	$6,161	$—
VictoryShares USAA MSCI International Fund	$13,873	$—	$—	$—	$1,048	$14,921	$—
VictoryShares USAA MSCI USA Small-Cap Value Fund	$2,424	$—	$—	$—	$257	$2,681	$19
VictoryShares USAA MSCI USA Value Momentum Fund	$18,492	$—	$—	$—	$2,553	$21,045	$112
VictoryShares Dividend Accelerator ETF	$—	$8,526	$—	$—	$95	$8,621	$17
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$8,233	$—	$—	$95	$8,328	$20
VictoryShares International Volatility WTD ETF	$—	$4,655	$—	$—	$(119)	$4,536	$16
VictoryShares Emerging Markets Volatility WTD ETF	$—	$2,692	$—	$—	$(181)	$2,511	$15
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$1,297	$—	$—	$6	$1,303	$6
VictoryShares International High Div Volatility WTD ETF	$—	$4,659	$—	$—	$(118)	$4,541	$24
Victory Market Neutral Income Fund, Class I	$—	$18,390	$—	$—	$138	$18,528	$104
Victory RS International Fund, Class R6	$—	$3,440	$—	$—	$18	$3,458	$—
Total	$552,802	$86,023	$(110,146)	$28,273	$21,634	$578,586	$1,789

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (18.0%)
VictoryShares Dividend Accelerator ETF	820,770	$27,964
VictoryShares Emerging Market Volatility Wtd ETF	331,804	8,162
VictoryShares International High Div Volatility Wtd ETF	408,197	12,936
VictoryShares International Volatility Wtd ETF	375,466	13,956
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	894,216	28,561
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	99,195	4,398
VictoryShares USAA Core Intermediate-Term Bond ETF	98,632	5,141
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(a)	432,058	18,187
VictoryShares USAA MSCI International Value Momentum ETF	978,123	43,614
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	197,114	9,898
VictoryShares USAA MSCI USA Value Momentum ETF	1,249,544	64,077
Total Affiliated Exchange-Traded Funds (Cost $249,200)		236,894

Affiliated Mutual Funds (81.9%)
USAA 500 Index Fund, Reward Shares	117,488	4,910
USAA Capital Growth Fund, Institutional Shares	2,254,381	25,407
USAA Emerging Markets Fund, Institutional Shares	419,167	7,239
USAA Global Managed Volatility Fund, Institutional Shares	23,969,261	260,547
USAA Government Securities Fund, Institutional Shares	21,698,684	216,119
USAA Growth Fund, Institutional Shares	1,359,795	40,943
USAA High Income Fund, Institutional Shares	3,539,407	27,714
USAA Income Fund, Institutional Shares	8,974,792	120,890
USAA Income Stock Fund, Institutional Shares	1,116,093	22,333
USAA Intermediate-Term Bond Fund, Institutional Shares	22,776	248
USAA International Fund, Institutional Shares	1,603,166	47,518
USAA Precious Metals and Minerals Fund, Institutional Shares	249,586	3,796
USAA Short-Term Bond Fund, Institutional Shares	5,364,698	49,516
USAA Small Cap Stock Fund, Institutional Shares	926,769	15,236
USAA Target Managed Allocation Fund	12,954,616	140,558
Victory Integrity Mid-Cap Value Fund, Class R6	2,342,424	43,054
Victory Market Neutral Income Fund, Class I	2,681,738	25,637
Victory RS International Fund, Class R6, Class R6	1,081,058	10,778
Victory Trivalent International Core Equity Fund	1,853,079	12,675
Total Affiliated Mutual Funds (Cost $951,692)		1,075,118

Collateral for Securities Loaned^ (0.0%)(b)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(c)	227,900	228
Total Collateral for Securities Loaned (Cost $228)		228
Total Investments (Cost $1,201,120) — 99.9%		1,312,240
Other assets in excess of liabilities — 0.1%		1,451
NET ASSETS - 100.00%		$1,313,691

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$210,402	$5,000	$(7,246)	$(22)	$7,985	$216,119	$881
USAA Capital Growth Fund, Institutional Shares	$—	$25,002	$—	$—	$405	$25,407	$—
USAA Target Managed Allocation Fund	$120,867	$—	$—	$—	$19,691	$140,558	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$63	$3,193	$—	$—	$540	$3,796	$—
USAA High Income Fund, Institutional Shares	$25,179	$1,181	$—	$—	$1,354	$27,714	$259
USAA Short-Term Bond Fund, Institutional Shares	$52,084	$1,002	$(4,610)	$(17)	$1,057	$49,516	$237
USAA Intermediate-Term Bond Fund, Institutional Shares	$226	$6	$—	$—	$16	$248	$1
USAA Income Fund, Institutional Shares	$111,377	$2,861	$(1,999)	$66	$8,585	$120,890	$603
USAA Emerging Markets Fund, Institutional Shares	$7,208	$—	$(628)	$78	$581	$7,239	$—
USAA International Fund, Institutional Shares	$95,967	$—	$(59,471)	$13,095	$(2,073)	$47,518	$—
USAA Small Cap Stock Fund, Institutional Shares	$13,931	$1,025	$(1,976)	$36	$2,220	$15,236	$—
USAA Income Stock Fund, Institutional Shares	$29,595	$9,446	$(22,365)	$259	$5,398	$22,333	$78
USAA Growth Fund, Institutional Shares	$62,384	$—	$(32,850)	$13,036	$(1,627)	$40,943	$—
USAA Global Managed Volatility Fund, Institutional Shares	$247,844	$—	$(23,008)	$(637)	$36,348	$260,547	$—
USAA 500 Index Fund, Reward Sahres	$30,263	$339	$(31,397)	$13,633	$(7,928)	$4,910	$25
USAA Value Fund, Institutional Shares	$44,990	$—	$(50,798)	$20,457	$(14,649)	$—	$—
Victory Trivalent International Fund, Class R6	$—	$12,628	$—	$—	$47	$12,675	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$42,071	$—	$—	$983	$43,054	$—
VictoryShares USAA Core Intermediate-Term Bond ETF	$4,743	$—	$—	$—	$398	$5,141	$26
VictoryShares USAA MSCI Emerging Markets Fund	$18,030	$—	$—	$—	$157	$18,187	$—
VictoryShares USAA MSCI International Fund	$40,553	$—	$—	$—	$3,061	$43,614	$—
VictoryShares USAA MSCI USA Small-Cap Value Fund	$8,947	$—	$—	$—	$951	$9,898	$69
VictoryShares USAA MSCI USA Value Momentum Fund	$56,304	$—	$—	$—	$7,773	$64,077	$342
VictoryShares Dividend Accelerator ETF	$—	$27,659	$—	$—	$305	$27,964	$54
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$28,235	$—	$—	$326	$28,561	$70
VictoryShares International Volatility WTD ETF	$—	$14,323	$—	$—	$(367)	$13,956	$48
VictoryShares Emerging Markets Volatility WTD ETF	$—	$8,749	$—	$—	$(587)	$8,162	$49
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$4,377	$—	$—	$21	$4,398	$22
VictoryShares International High Div Volatility WTD ETF	$—	$13,271	$—	$—	$(335)	$12,936	$69
Victory Market Neutral Income Fund, Class I	$—	$25,446	$—	$—	$191	$25,637	$144
Victory RS International Fund, Class R6	$—	$10,721	$—	$—	$57	$10,778	$—
Total	$1,180,957	$236,535	$(236,348)	$59,984	$70,884	$1,312,012	$2,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (21.8%)
VictoryShares Dividend Accelerator ETF	1,115,111	$37,992
VictoryShares Emerging Market Volatility Wtd ETF	483,157	11,886
VictoryShares International High Div Volatility Wtd ETF	616,336	19,532
VictoryShares International Volatility Wtd ETF	524,922	19,511
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,180,229	37,697
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	132,092	5,857
VictoryShares USAA Core Intermediate-Term Bond ETF	76,293	3,976
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	578,083	24,334
VictoryShares USAA MSCI International Value Momentum ETF	1,312,882	58,541
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	253,894	12,749
VictoryShares USAA MSCI USA Value Momentum ETF	1,742,691	89,365
Total Affiliated Exchange-Traded Funds (Cost $338,282)		321,440

Affiliated Mutual Funds (78.1%)
USAA 500 Index Fund, Reward shares	166,219	6,946
USAA Capital Growth Fund, Institutional Shares	3,036,970	34,227
USAA Emerging Markets Fund, Institutional Shares	585,794	10,117
USAA Global Managed Volatility Fund, Institutional Shares	32,396,504	352,151
USAA Government Securities Fund, Institutional Shares	14,026,128	139,700
USAA Growth Fund, Institutional Shares	1,878,852	56,572
USAA High Income Fund, Institutional Shares	2,941,075	23,029
USAA Income Fund, Institutional Shares	5,521,767	74,378
USAA Income Stock Fund, Institutional Shares	1,484,951	29,714
USAA Intermediate-Term Bond Fund, Institutional Shares	16,417	179
USAA International Fund, Institutional Shares	2,811,926	83,345
USAA Precious Metals and Minerals Fund, Institutional Shares	277,582	4,222
USAA Short-Term Bond Fund, Institutional Shares	2,246,737	20,737
USAA Small Cap Stock Fund, Institutional Shares	1,274,296	20,949
USAA Target Managed Allocation Fund	17,446,156	189,291
Victory Integrity Mid-Cap Value Fund, Class R6	3,182,833	58,500
Victory Market Neutral Income Fund, Class I	1,670,857	15,973
Victory RS International Fund, Class R6	1,471,387	14,670
Victory Trivalent International Core Equity Fund, Class R6	2,505,961	17,141
Total Affiliated Mutual Funds (Cost $990,478)		1,151,841
Total Investments (Cost $1,328,760) — 99.9%		1,473,281
Other assets in excess of liabilities — 0.1%		790
NET ASSETS - 100.00%		$1,474,071

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$138,037	$2,428	$(6,002)	$63	$5,174	$139,700	$574
USAA Capital Growth Fund, Institutional Shares	$—	$33,574	$—	$—	$653	$34,227	$—
USAA Target Managed Allocation Fund	$162,773	$—	$—	$—	$26,518	$189,291	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$58	$3,564	$—	$—	$600	$4,222	$—
USAA High Income Fund, Institutional Shares	$20,923	$981	$—	$—	$1,125	$23,029	$215
USAA Short-Term Bond Fund, Institutional Shares	$23,324	$446	$(3,500)	$60	$407	$20,737	$101
USAA Intermediate-Term Bond Fund, Institutional Shares	$163	$4	$—	$—	$12	$179	$1
USAA Income Fund, Institutional Shares	$70,928	$1,790	$(3,781)	$79	$5,362	$74,378	$372
USAA Emerging Markets Fund, Institutional Shares	$10,611	$—	$(1,502)	$255	$753	$10,117	$—
USAA International Fund, Institutional Shares	$129,866	$—	$(61,945)	$12,501	$2,923	$83,345	$—
USAA Small Cap Stock Fund, Institutional Shares	$19,202	$1,145	$(2,541)	$87	$3,056	$20,949	$—
USAA Income Stock Fund, Institutional Shares	$41,658	$10,220	$(29,756)	$239	$7,353	$29,714	$104
USAA Growth Fund, Institutional Shares	$83,583	$—	$(42,246)	$14,612	$623	$56,572	$—
USAA Global Managed Volatility Fund, Institutional Shares	$334,080	$—	$(30,268)	$(669)	$49,008	$352,151	$—
USAA 500 Index Fund, Reward Shares	$40,594	$455	$(41,648)	$20,944	$(13,399)	$6,946	$36
USAA Value Fund, Institutional Shares	$58,243	$—	$(65,940)	$26,636	$(18,938)	$—	$—
Victory Trivalent International Fund, Class R6	$—	$17,078	$—	$—	$63	$17,141	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$57,210	$—	$—	$1,290	$58,500	$—
VictoryShares USAA Core Intermediate-Term Bond ETF	$3,668	$—	$—	$—	$308	$3,976	$20
VictoryShares USAA MSCI Emerging Markets Fund	$24,123	$—	$—	$—	$211	$24,334	$—
VictoryShares USAA MSCI International Fund	$54,432	$—	$—	$—	$4,109	$58,541	$—
VictoryShares USAA MSCI USA Small-Cap Value Fund	$11,524	$—	$—	$—	$1,225	$12,749	$88
VictoryShares USAA MSCI USA Value Momentum Fund	$78,526	$—	$—	$—	$10,839	$89,365	$477
VictoryShares Dividend Accelerator ETF	$—	$37,578	$—	$—	$414	$37,992	$74
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$37,267	$—	$—	$430	$37,697	$92
VictoryShares International Volatility WTD ETF	$—	$20,024	$—	$—	$(513)	$19,511	$67
VictoryShares Emerging Markets Volatility WTD ETF	$—	$12,741	$—	$—	$(855)	$11,886	$71
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$5,829	$—	$—	$28	$5,857	$29
VictoryShares International High Div Volatility WTD ETF	$—	$20,038	$—	$—	$(506)	$19,532	$104
Victory Market Neutral Income Fund, Class I	$—	$15,854	$—	$—	$119	$15,973	$90
Victory RS International Fund, Class R6	$—	$14,593	$—	$—	$77	$14,670	$—
Total	$1,306,316	$292,819	$(289,129)	$74,807	$88,468	$1,473,281	$2,515

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (22.2%)
VictoryShares Dividend Accelerator ETF	659,961	$22,485
VictoryShares Emerging Market Volatility Wtd ETF	214,461	5,276
VictoryShares International High Div Volatility Wtd ETF	342,991	10,869
VictoryShares International Volatility Wtd ETF	269,649	10,023
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	704,349	22,497
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	64,114	2,843
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,012
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(a)	357,400	15,045
VictoryShares USAA MSCI International Value Momentum ETF	798,656	35,612
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	170,557	8,565
VictoryShares USAA MSCI USA Value Momentum ETF	1,038,466	53,251
Total Affiliated Exchange-Traded Funds (Cost $197,600)		187,478

Affiliated Mutual Funds (77.6%)
USAA 500 Index Fund, Reward Shares	161,709	6,758
USAA Capital Growth Fund, Institutional Shares	1,836,535	20,698
USAA Emerging Markets Fund, Institutional Shares	420,712	7,266
USAA Global Managed Volatility Fund, Institutional Shares	19,846,183	215,729
USAA Government Securities Fund, Institutional Shares	6,669,826	66,431
USAA Growth Fund, Institutional Shares	1,146,262	34,514
USAA High Income Fund, Institutional Shares	141,912	1,111
USAA Income Fund, Institutional Shares	2,423,923	32,650
USAA Income Stock Fund, Institutional Shares	889,385	17,797
USAA Intermediate-Term Bond Fund, Institutional Shares	12,549	137
USAA International Fund, Institutional Shares	1,872,511	55,501
USAA Precious Metals and Minerals Fund, Institutional Shares	155,949	2,372
USAA Short-Term Bond Fund, Institutional Shares	680,816	6,284
USAA Small Cap Stock Fund, Institutional Shares	734,458	12,074
USAA Target Managed Allocation Fund	10,548,026	114,446
Victory Integrity Mid-Cap Value Fund, Class R6	1,993,225	36,635
Victory Market Neutral Income Fund, Class I	753,847	7,207
Victory RS International Fund, Class R6	883,347	8,807
Victory Trivalent International Core Equity Fund, Class R6	1,511,098	10,336
Total Affiliated Mutual Funds (Cost $561,022)		656,753

Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(b)	2,433,800	2,434
Total Collateral for Securities Loaned (Cost $2,434)		2,434
Total Investments (Cost $761,056) — 100.1%		846,665
Liabilities in excess of other assets — (0.1)%		(846)
NET ASSETS - 100.00%		$845,819

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2019.

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$64,040	$2,729	$(2,801)	$23	$2,440	$66,431	$271
USAA Capital Growth Fund, Institutional Shares	$—	$20,298	$—	$—	$400	$20,698	$—
USAA Target Managed Allocation Fund	$98,413	$—	$—	$—	$16,033	$114,446	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$—	$2,038	$—	$—	$334	$2,372	$—
USAA High Income Fund, Institutional Shares	$1,913	$85	$(1,000)	$22	$91	$1,111	$15
USAA Short-Term Bond Fund, Institutional Shares	$8,454	$161	$(2,500)	$43	$126	$6,284	$32
USAA Intermediate-Term Bond Fund, Institutional Shares	$124	$4	$—	$—	$9	$137	$1
USAA Income Fund, Institutional Shares	$30,496	$782	$(1,001)	$41	$2,332	$32,650	$164
USAA Emerging Markets Fund, Institutional Shares	$7,030	$—	$(397)	$45	$588	$7,266	$—
USAA International Fund, Institutional Shares	$77,851	$1,675	$(33,192)	$5,550	$3,617	$55,501	$—
USAA Small Cap Stock Fund, Institutional Shares	$12,011	$655	$(2,526)	$206	$1,728	$12,074	$—
USAA Income Stock Fund, Institutional Shares	$23,307	$7,812	$(17,822)	$151	$4,349	$17,797	$62
USAA Growth Fund, Institutional Shares	$50,089	$—	$(24,734)	$6,814	$2,345	$34,514	$—
USAA Global Managed Volatility Fund, Institutional Shares	$202,168	$1,538	$(17,438)	$(351)	$29,812	$215,729	$—
USAA 500 Index Fund, Reward Shares	$24,242	$286	$(22,314)	$10,653	$(6,109)	$6,758	$35
USAA Value Fund, Institutional Shares	$36,056	$—	$(40,685)	$14,778	$(10,149)	$—	$—
Victory Trivalent International Fund, Class R6	$—	$10,298	$—	$—	$38	$10,336	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$35,845	$—	$—	$790	$36,635	$—
VictoryShares USAA Core Intermediate-Term Bond ETF	$934	$—	$—	$—	$78	$1,012	$5
VictoryShares USAA MSCI Emerging Markets Fund	$14,914	$—	$—	$—	$131	$15,045	$—
VictoryShares USAA MSCI International Fund	$33,112	$—	$—	$—	$2,500	$35,612	$—
VictoryShares USAA MSCI USA Small-Cap Value Fund	$7,742	$—	$—	$—	$823	$8,565	$59
VictoryShares USAA MSCI USA Value Momentum Fund	$44,630	$2,376	$—	$—	$6,245	$53,251	$284
VictoryShares Dividend Accelerator ETF	$—	$22,240	$—	$—	$245	$22,485	$44
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$22,240	$—	$—	$257	$22,497	$55
VictoryShares International Volatility WTD ETF	$—	$10,286	$—	$—	$(263)	$10,023	$34
VictoryShares Emerging Markets Volatility WTD ETF	$—	$5,656	$—	$—	$(380)	$5,276	$32
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$2,829	$—	$—	$14	$2,843	$14
VictoryShares International High Div Volatility WTD ETF	$—	$11,151	$—	$—	$(282)	$10,869	$58
Victory Market Neutral Income Fund, Class I	$—	$7,153	$—	$—	$54	$7,207	$40
Victory RS International Fund, Class R6	$—	$8,761	$—	$—	$46	$8,807	$—
Total	$737,526	$176,898	$(166,410)	$37,957	$58,242	$844,231	$1,205

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (22.2%)
VictoryShares Dividend Accelerator ETF	84,742	$2,887
VictoryShares Emerging Market Volatility Wtd ETF	27,537	677
VictoryShares International High Div Volatility Wtd ETF	36,151	1,146
VictoryShares International Volatility Wtd ETF	30,811	1,145
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	92,180	2,944
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	12,473	553
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	44,420	1,870
VictoryShares USAA MSCI International Value Momentum ETF	113,568	5,064
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	22,395	1,125
VictoryShares USAA MSCI USA Value Momentum ETF	131,761	6,757
Total Affiliated Exchange-Traded Funds (Cost $25,390)		24,168

Affiliated Mutual Funds (77.5%)
USAA 500 Index Fund, Reward Shares	44,894	1,876
USAA Capital Growth Fund, Institutional Shares	222,895	2,512
USAA Emerging Markets Fund, Institutional Shares	55,164	953
USAA Global Managed Volatility Fund, Institutional Shares	2,592,014	28,175
USAA Government Securities Fund, Institutional Shares	874,054	8,706
USAA Growth Fund, Institutional Shares	140,762	4,238
USAA High Income Fund, Institutional Shares	274	2
USAA Income Fund, Institutional Shares	306,616	4,130
USAA Income Stock Fund, Institutional Shares	111,838	2,238
USAA Intermediate-Term Bond Fund, Institutional Shares	821	9
USAA International Fund, Institutional Shares	239,685	7,104
USAA Precious Metals and Minerals Fund, Institutional Shares	19,382	295
USAA Small Cap Stock Fund, Institutional Shares	101,035	1,661
USAA Target Managed Allocation Fund	1,352,744	14,677
Victory Integrity Mid-Cap Value Fund, Class R6	278,561	5,120
Victory Market Neutral Income Fund, Class I	8,623	82
Victory RS International Fund, Class R6	123,764	1,234
Victory Trivalent International Core Equity Fund, Class R6	194,870	1,333
Total Affiliated Mutual Funds (Cost $77,462)		84,345
Total Investments (Cost $102,852) — 99.7%		108,513
Other assets in excess of liabilities — 0.3%		309
NET ASSETS - 100.00%		$108,822

ETF—Exchange-Traded Fund

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$7,207	$1,194	$—	$—	$305	$8,706	$35
USAA Capital Growth Fund, Institutional Shares	$—	$2,464	$—	$—	$48	$2,512	$—
USAA Target Managed Allocation Fund	$11,551	$1,152	$—	$—	$1,974	$14,677	$—
USAA Precious Metals and Minerals Fund, Institutional Shares	$—	$254	$—	$—	$41	$295	$—
USAA High Income Fund, Institutional Shares	$138	$54	$(200)	$6	$4	$2	$1
USAA Intermediate-Term Bond Fund, Institutional Shares	$8	$—	$—	$—	$1	$9	$—
USAA Income Fund, Institutional Shares	$3,651	$189	$—	$—	$290	$4,130	$20
USAA Emerging Markets Fund, Institutional Shares	$874	$—	$—	$—	$79	$953	$—
USAA International Fund, Institutional Shares	$8,568	$677	$(3,169)	$30	$998	$7,104	$—
USAA Small Cap Stock Fund, Institutional Shares	$1,480	$245	$(303)	$(38)	$277	$1,661	$—
USAA Income Stock Fund, Institutional Shares	$2,518	$1,413	$(2,241)	$35	$513	$2,238	$8
USAA Growth Fund, Institutional Shares	$5,800	$—	$(2,652)	$421	$669	$4,238	$—
USAA Global Managed Volatility Fund, Institutional Shares	$23,746	$2,482	$(1,657)	$(30)	$3,634	$28,175	$—
USAA 500 Index Fund, Reward Shares	$2,877	$222	$(1,775)	$272	$280	$1,876	$10
USAA Value Fund, Institutional Shares	$4,315	$—	$(4,890)	$73	$502	$—	$—
Victory Trivalent International Fund, Class R6	$—	$1,328	$—	$—	$5	$1,333	$—
Victory Integrity Mid-Cap Value Fund, Class R6	$—	$5,012	$—	$—	$108	$5,120	$—
VictoryShares USAA MSCI Emerging Markets Fund	$1,854	$—	$—	$—	$16	$1,870	$—
VictoryShares USAA MSCI International Fund	$4,621	$92	$—	$—	$351	$5,064	$—
VictoryShares USAA MSCI USA Small-Cap Value Fund	$931	$92	$—	$—	$102	$1,125	$8
VictoryShares USAA MSCI USA Value Momentum Fund	$5,176	$832	$—	$—	$749	$6,757	$36
VictoryShares Dividend Accelerator ETF	$—	$2,856	$—	$—	$31	$2,887	$6
VictoryShares US Multi-Factor Minimum Volatility ETF	$—	$2,910	$—	$—	$34	$2,944	$7
VictoryShares International Volatility WTD ETF	$—	$1,175	$—	$—	$(30)	$1,145	$4
VictoryShares Emerging Markets Volatility WTD ETF	$—	$726	$—	$—	$(49)	$677	$4
VictoryShares US Small Cap High Div Volatility WTD ETF	$—	$550	$—	$—	$3	$553	$3
VictoryShares International High Div Volatility WTD ETF	$—	$1,176	$—	$—	$(30)	$1,146	$6
Victory Market Neutral Income Fund, Class I	$—	$81	$—	$—	$1	$82	$—
Victory RS International Fund, Class R6	$—	$1,228	$—	$—	$6	$1,234	$—
Total	$85,315	$28,404	$(16,887)	$769	$10,912	$108,513	$148

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (12.8%)
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26, Callable 12/15/20 @ 100(a)	$244	$243
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 12/15/20 @ 100(a)	1,000	1,001
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(a)	563	563
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22(a)	2,000	2,054
Bank of The West Auto Trust, Series 2019-1, Class A2, 2.40%, 10/17/22, Callable 2/15/23 @ 100(a)	1,000	1,002
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 2/15/23 @ 100(a)	1,000	1,007
BCC Funding XIII LLC, Series 2016-1, Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100(a)	1,950	1,980
Canadian Pacer Auto Receivables Trust, Series 2017-1A, Class A3, 2.05%, 3/19/21, Callable 7/19/20 @ 100(a)	922	922
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.65%, 6/15/26(a)	1,000	1,002
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/21 @ 100	1,190	1,211
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 6/15/21 @ 100	2,000	2,048
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.59%, 2/19/45, Callable 2/19/22 @ 100(a)	1,500	1,509
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/22(a)	1,885	1,884
Exeter Automobile Receivables Trust, Series 2018-3A, Class A, 2.90%, 1/18/22, Callable 12/15/21 @ 100(a)	340	340
Exeter Automobile Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22, Callable 12/15/21 @ 100(a)	476	479
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 1/15/21 @ 100(a)	2,250	2,270
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 6/15/22, Callable 11/15/20 @ 100(a)	2,410	2,494
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.36%, 1/20/23, Callable 12/20/20 @ 100(a)	1,000	1,002
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.06%, 6/22/20, Callable 12/20/20 @ 100(a)	160	160
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100(a)	500	500
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 4/15/22 @ 100	1,000	1,024
Master Credit Card Trust II, Series 2017-1A, Class A, 2.26%, 7/21/21(a)	2,000	2,000
Master Credit Card Trust II, Series 2019-2A, Class C, 2.83%, 7/21/21(a)	500	500
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	240	246
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21(a)	971	974
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(a)	1,500	1,513
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 8/15/21 @ 100	958	966

Security Description	Principal Amount	Value
Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.22%, 1/20/21, Callable 8/20/20 @ 100(a)	$1,333	$1,333
SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23, Callable 4/20/20 @ 100(a)	1,000	1,002
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(a)	1,000	1,027
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 10/20/19 @ 100(a)	1,031	1,042
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A3, 1.89%, 8/25/20, Callable 4/25/20 @ 100(a)	36	36
Synchrony Credit Card Master Note Trust, Series 2017-1, Class C, 2.56%, 6/15/23	2,000	2,001
Volvo Financial Equipment LLC, Series 2017-1A, Class A3, 1.92%, 3/15/21, Callable 12/15/20 @ 100(a)	425	424
Wheels SPV 2 LLC, Series 2016-1A, Class A3, 1.87%, 5/20/25, Callable 10/20/19 @ 100(a)	594	593
Total Asset Backed Securities (Cost $38,185)		38,352

Collateralized Mortgage Obligations (10.6%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 3.50%(LIBOR01M+125bps), 9/15/32(a)(b)(h)	1,000	1,000
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 3.70%(LIBOR01M+145bps), 9/15/32(a)(b)(h)	1,000	1,000
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 3.83%, 10/15/34(a)	2,000	2,083
CIFC Funding Ltd., Series 2015-5A, Class A1R, 3.14%(LIBOR03M+86bps), 10/25/27, Callable 10/25/19 @ 100(a)(b)	2,000	1,996
CIFC Funding Ltd., Series 2012-2RA, Class A1, 3.08%(LIBOR03M+80bps), 1/20/28, Callable 10/20/19 @ 100(a)(b)	1,000	997
COMM Mortgage Trust, Series 2019-521F, Class B, 3.13%, 6/15/34(a)(c)	1,500	1,501
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.83%, 7/10/38(c)	358	362
FREMF Mortgage Trust, Series 2010-K6, Class B, 5.54%, 1/25/20(a)(c)	2,800	2,820
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.81%, 3/10/44(a)(c)(e)(f)	24,701	159
Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.66%(LIBOR03M+36bps), 10/15/54(a)(b)	1,543	1,542
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 3.38%, 11/15/36(a)(c)	1,485	1,483
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.93%, 4/15/47(c)(e)(f)	5,959	137
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 2.98%, 5/15/36(a)(c)	1,000	1,000
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 2.42%, 3/10/50(a)	319	319
Madison Park Funding Ltd., Series 2013-11A, Class AR, 3.42%(LIBOR03M+116bps), 7/23/29, Callable 10/23/19 @ 100(a)(b)	2,000	1,999
Magnetite Ltd., Series 2019-21A, Class A, 3.91%(LIBOR03M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)(b)	1,500	1,499
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.73%(LIBOR01M+70bps), 11/15/34(a)(b)	2,000	2,000

Security Description	Shares or Principal Amount	Value
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 3.08%(LIBOR03M+80bps), 10/20/26, Callable 10/20/19 @ 100(a)(b)	$1,500	$1,497
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1(LIBOR03M+90bps), 10/24/27(a)(b)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.95%(LIBOR03M+65bps), 7/15/26, Callable 10/15/19 @ 100(a)(b)	1,092	1,090
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 3.35%(LIBOR03M+105bps), 7/15/26, Callable 10/15/19 @ 100(a)(b)	500	493
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 3.13%(LIBOR03M+85bps), 1/20/27, Callable 1/20/20 @ 100(a)(b)	896	896
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class A, 3.96%(LIBOR03M+136bps), 4/15/30, Callable 4/15/20 @ 100(a)(b)	1,500	1,500
Sound Point CLO X Ltd., Series 2015-3A, Class AR, 3.17%(LIBOR03M+89bps), 1/20/28, Callable 10/20/19 @ 100(a)(b)	2,000	1,997
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 3.19%(LIBOR03M+89bps), 4/15/29, Callable 10/15/19 @ 100(a)(b)	1,610	1,609
Total Collateralized Mortgage Obligations (Cost $31,644)		31,979

Preferred Stocks (0.3%)

Communication Services (0.3%):
Centaur Funding Corp.(a)	1,000	1,035
Total Preferred Stock (Cost $1,065)		1,035

Senior Secured Loans (2.7%)
Boyd Gaming Corp., Term Loan A-1, 4.17%(LIBOR01W+225bps), 9/15/21(b)	739	736
GLP Capital LP, Term Loan A-1, 3.54%(LIBOR01M+150bps), 4/28/21(b)	2,566	2,556
ON Semiconductor Corp., Term Loan B-3, 4.04%(LIBOR01W+200bps), 3/31/23, Callable 11/6/19 @ 100(b)	2,000	2,008
Sabra Health Care LP, Term Loan A-3, 8/17/20(m)	3,000	2,970
Total Senior Secured Loans (Cost $8,291)		8,270

Corporate Bonds (40.8%)

Communication Services (0.7%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%(LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	2,000	2,048

Consumer Discretionary (2.9%):
AutoZone, Inc., 4.00%, 11/15/20, Callable 8/15/20 @ 100	1,000	1,016
Daimler Finance North America LLC
2.60%(LIBOR03M+45bps), 2/22/21 (a)(b)	1,390	1,390
3.06%(LIBOR03M+90bps), 2/15/22 (a)(b)	1,000	1,005
General Motors Co., 3.01%(LIBOR03M+80bps), 8/7/20 (b)	2,000	2,003
Newell Brands, Inc., 5.00%, 11/15/23, Callable 11/7/19 @ 103.75	1,000	1,025

Security Description	Principal Amount	Value
Nissan Motor Acceptance Corp.
2.15%, 9/28/20 (a)	$500	$499
2.55%, 3/8/21 (a)	1,000	1,001
Volkswagen Group of America Finance LLC, 2.97%(LIBOR03M+86bps), 9/24/21 (a)(b)	1,000	1,002
		8,941
Consumer Staples (0.9%):
Kraft Heinz Foods Co., 2.75%(LIBOR03M+57bps), 2/10/21 (b)	1,000	997
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,796
		2,793
Energy (8.4%):
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,500	1,501
Antero Resources Corp., 5.13%, 12/1/22, Callable 11/7/19 @ 101.28	2,000	1,756
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	1,998
Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/1/20 @ 100	780	784
DCP Midstream Operating, LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100 (j)	2,000	2,024
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (a)	2,000	2,027
Energy Transfer Operating LP, 7.50%, 10/15/20	1,285	1,351
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	970
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000	1,024
MPLX LP, 3.20%(LIBOR03M+110bps), 9/9/22, Callable 9/9/20 @ 100 (b)	2,000	2,007
Murphy Oil Corp., 4.00%, 6/1/22, Callable 3/1/22 @ 100 (j)	1,604	1,619
Nustar Logistics LP, 4.80%, 9/1/20	2,000	2,032
Occidental Petroleum Corp., 3.64%(LIBOR03M+145bps), 8/15/22, Callable 8/15/20 @ 100 (b)	2,000	2,014
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (a)	2,000	2,029
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	2,045	2,070
		25,206
Financials (16.8%):
AIG Global Funding, 2.93%(LIBOR03M+65bps), 1/22/21 (a)(b)	467	469
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	2,000	2,012
Assurant, Inc., 3.36%(LIBOR03M+125bps), 3/26/21, Callable 10/23/19 @ 100 (b)	500	500
Athene Global Funding, 3.00%, 7/1/22 (a)	1,000	1,017
Bank of America Corp., 2.92%(LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	2,000	2,003
BB&T Corp., 5.25%, 11/1/19	2,000	2,004
BBVA USA, 2.87%(LIBOR03M+73bps), 6/11/21, Callable 5/11/21 @ 100 (b)	825	824
Cantor Fitzgerald LP, 4.88%, 5/1/24, Callable 4/1/24 @ 100 (a)	1,000	1,055
Capital One NA, 3.01%(LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	2,800	2,806
Citibank NA, 2.74%(LIBOR03M+60bps), 5/20/22, Callable 5/20/21 @ 100 (b)	1,500	1,503
Citigroup, Inc., 2.95%(LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	886
Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100	2,000	2,001
Ford Motor Credit Co. LLC
2.70%(LIBOR03M+43bps), 11/2/20 (b)	2,000	1,981
3.22%(LIBOR03M+88bps), 10/12/21 (b)	930	914
FS KKR Capital Corp., 4.25%, 1/15/20, Callable 12/15/19 @ 100	2,360	2,361
Glencore Funding LLC, 4.13%, 3/12/24, Callable 2/12/24 @ 100 (a)	1,000	1,050
Hyundai Capital America, 2.75%, 9/18/20 (a)	2,000	2,004
Jackson National Life Global Funding, 2.60%, 12/9/20 (a)	1,350	1,358

Security Description	Principal Amount	Value
JPMorgan Chase & Co., 2.82%(LIBOR03M+68bps), 6/1/21, Callable 6/1/20 @ 100 (b)	$2,000	$2,004
KeyCorp, 2.90%, 9/15/20, MTN	1,075	1,083
Manufactures & Traders Trust Co., 2.78%(LIBOR03M+64bps), 12/1/21, Callable 11/7/19 @ 100 (b)	3,000	2,991
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (a)	1,000	1,027
Mobr-04 LLC(LOC — Compass Bank), 3.19%, 9/1/24 (d)(g)	3,350	3,350
Morgan Stanley, 2.73%(LIBOR03M+55bps), 2/10/21, Callable 2/10/20 @ 100 (b)	2,000	2,002
Protective Life Global Funding
2.70%, 11/25/20 (a)	535	537
2.62%(LIBOR03M+52bps), 6/28/21 (a)(b)	1,000	1,005
Regions Bank, 2.70%(LIBOR03M+38bps), 4/1/21, Callable 3/1/21 @ 100 (b)	1,240	1,236
SunTrust Bank, 2.71%(LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	2,000	2,002
Synchrony Bank, 2.73%(LIBOR03M+63bps), 3/30/20 (b)	700	700
The Goldman Sachs Group, Inc., 3.04%(LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,003
The Huntington National Bank, 2.40%, 4/1/20, Callable 3/1/20 @ 100	1,740	1,742
Wells Fargo & Co., 2.55%, 12/7/20, MTN	1,000	1,005
Wells Fargo Bank NA, 2.80%(LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	2,000	2,004
		50,439
Health Care (1.7%):
Amgen, Inc., 3.45%, 10/1/20	2,000	2,027
Bayer US Finance II LLC, 2.74%(LIBOR03M+63bps), 6/25/21, Callable 5/25/21 @ 100 (a)(b)	1,000	1,000
Centene Corp., 4.75%, 5/15/22, Callable 11/7/19 @ 102.38	2,000	2,044
		5,071
Industrials (3.6%):
American Airlines Pass Through Trust, 5.63%, 7/15/22 (a)	1,089	1,111
Arconic, Inc., 5.40%, 4/15/21, Callable 1/15/21 @ 100	1,000	1,036
BAE Systems Holdings, Inc., 2.85%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,000	1,004
Continental Airlines Pass Through Trust, 6.25%, 4/11/20	843	853
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20%, 7/15/20, Callable 6/15/20 @ 100 (a)	640	644
Ryder System, Inc., 2.50%, 5/11/20, MTN, Callable 4/11/20 @ 100	2,000	2,002
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,884	1,953
Wabtec Corp., 3.42%(LIBOR03M+105bps), 9/15/21, Callable 10/23/19 @ 100 (b)	2,083	2,084
		10,687
Information Technology (0.7%):
Broadcom, Inc., 3.13%, 4/15/21 (a)	2,000	2,020

Materials (2.1%):
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100	1,500	1,549
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	1,007
INVISTA Finance LLC, 4.25%, 10/15/19 (a)	2,145	2,145
NewMarket Corp., 4.10%, 12/15/22	857	896
Vulcan Materials Co., 2.78%(LIBOR03M+65bps), 3/1/21 (b)	1,000	1,001
		6,598
Real Estate (1.6%):
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000	1,031
Office Properties Income Trust
3.60%, 2/1/20, Callable 1/1/20 @ 100	2,000	2,005
4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,194

Security Description	Shares or Principal Amount	Value
Senior Housing Properties Trust, 6.75%, 4/15/20, Callable 11/7/19 @ 100	$500	$501
		4,731
Utilities (1.4%):
Mississippi Power Co., 2.75%(LIBOR03M+65bps), 3/27/20, Callable 11/7/19 @ 100 (b)	1,167	1,166
SCANA Corp., 4.13%, 2/1/22, Callable 11/1/21 @ 100	1,444	1,470
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,489
		4,125
Total Corporate Bonds (Cost $122,303)		122,659

Yankee Dollars (29.5%)

Communication Services (0.3%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,000	1,013

Consumer Staples (0.6%):
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22 (a)	1,000	1,047
Reckitt Benckiser Treasury Services PLC, 2.69%(LIBOR03M+56bps), 6/24/22 (a)(b)	1,000	996
		2,043
Energy (0.7%):
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20 (a)	2,000	2,001

Financials (20.6%):
ABN AMRO Bank NV, 2.71%(LIBOR03M+41bps), 1/19/21 (a)(b)	1,000	1,001
ANZ New Zealand International Ltd., 3.27%(LIBOR03M+101bps), 7/28/21 (a)(b)	800	809
Australia & New Zealand Banking Group Ltd.
2.54%(LIBOR03M+40bps), 12/3/19 (b)	1,000	1,000
2.58%(LIBOR03M+46bps), 5/17/21 (b)	1,250	1,254
Banco Santander SA
3.24%(LIBOR03M+109bps), 2/23/23 (b)	1,000	998
3.46%(LIBOR03M+112bps), 4/12/23 (b)	1,000	1,001
Barclays PLC, 3.59%(LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	1,000
BBVA Bancomer SA, 7.25%, 4/22/20 (a)	1,000	1,021
BBVA Bancomer SA/Texas, 6.50%, 3/10/21 (a)	2,149	2,247
Canadian Imperial Bank of Commerce, 2.58%(LIBOR03M+32bps), 2/2/21 (b)	1,000	1,001
Commonwealth Bank of Australia, 2.94%(LIBOR03M+83bps), 9/6/21 (a)(b)(g)	3,000	3,029
Cooperatieve Rabobank UA, 2.82%(LIBOR03M+48bps), 1/10/23 (b)	2,500	2,489
Credit Agricole SA, 3.30%(LIBOR03M+102bps), 4/24/23 (a)(b)	2,000	2,009
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20	1,000	1,002
4.59%(LIBOR03M+229bps), 4/16/21 (b)	700	719
Deutsche Bank AG, 3.27%(LIBOR03M+97bps), 7/13/20 (b)	3,000	2,993
HSBC Holdings PLC, 2.72%(LIBOR03M+60bps), 5/18/21, Callable 5/18/20 @ 100 (b)	2,000	2,002
ING Bank NV, 3.04%(LIBOR03M+88bps), 8/15/21 (a)(b)	2,000	2,018
Lloyds Bank PLC
3.30%, 5/7/21 (j)	1,000	1,017
2.70%(LIBOR03M+49bps), 5/7/21 (b)	525	525
Mitsubishi UFJ Financial Group, Inc., 2.92%(LIBOR03M+65bps), 7/26/21 (b)	1,000	1,003
National Australia Bank Ltd.

Security Description	Shares	Value
3.00%(LIBOR03M+71bps), 11/4/21 (a)(b)	$1,000	$1,008
2.94%(LIBOR03M+60bps), 4/12/23 (a)(b)	1,000	1,002
NatWest Markets PLC, 3.63%, 9/29/22 (a)	1,000	1,025
Nordea Bank Abp
4.88%, 5/13/21 (a)	450	466
3.06%(LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	988
Park Aerospace Holdings Ltd., 5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	2,000	2,113
Royal Bank of Canada, 1.88%, 2/5/20	3,000	2,997
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,164
Santander UK PLC, 2.76%(LIBOR03M+62bps), 6/1/21 (b)	2,000	2,002
Skandinaviska Enskilda Banken AB, 2.55%(LIBOR03M+43bps), 5/17/21 (a)(b)	2,000	2,005
Stadshypotek AB, 1.88%, 10/2/19	2,000	2,000
Standard Chartered PLC
3.05%, 1/15/21 (a)	1,000	1,008
3.43%(LIBOR03M+115bps), 1/20/23, Callable 1/20/22 @ 100 (a)(b)	2,000	2,008
Sumitomo Mitsui Financial Group, Inc., 3.12%(LIBOR03M+78bps), 7/12/22 (b)	1,000	1,004
Suncorp-Metway Ltd., 2.38%, 11/9/20 (a)	2,000	2,002
Svenska Handelsbanken AB, 3.25%(LIBOR03M+115bps), 3/30/21 (b)	1,500	1,520
Swedbank AB, 2.82%(LIBOR03M+70bps), 3/14/22 (a)(b)	500	499
The Toronto-Dominion Bank, 2.25%, 3/15/21 (a)	2,000	2,009
UBS Group Funding Switzerland AG, 3.11%(LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	2,000	2,009
Westpac Banking Corp., 2.97%(LIBOR03M+85bps), 8/19/21 (b)	2,000	2,020
		61,987
Industrials (3.5%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust
5.00%, 10/1/21	1,000	1,051
4.45%, 12/16/21, Callable 11/16/21 @ 100	1,000	1,039
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	2,908	2,989
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	2,102
Avolon Holdings Funding Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,000	1,066
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20 (a)	2,000	1,998
		10,245
Materials (2.2%):
Braskem Finance Ltd., 5.75%, 4/15/21 (a)	1,000	1,037
Braskem Netherlands Finance BV, 3.50%, 1/10/23 (a)	1,000	1,001
Methanex Corp., 5.25%, 3/1/22	1,085	1,126
Syngenta Finance NV, 3.70%, 4/24/20 (a)	2,000	2,008
Teck Resources, Ltd., 4.50%, 1/15/21, Callable 10/15/20 @ 100 (j)	1,424	1,446
		6,618
Real Estate (0.7%):
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/5/19 (a)	1,000	1,000
2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	1,000	1,000
		2,000
Utilities (0.9%):
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 2/1/21 @ 100 (a)	2,582	2,665
Total Yankee Dollars (Cost $88,065)		88,572

Security Description	Shares or Principal Amount	Value
Municipal Bonds (0.5%)

New Jersey (0.2%):
Economic Development Authority Revenue, 3.80%, 6/15/20	$500	$503

Wisconsin (0.3%):
Public Finance Authority(LOC - Citizens Financial Group), 2.75%, 6/1/20, Continuously Callable @100	1,000	998
Total Municipal Bonds (Cost $1,500)		1,501

U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills, 1.58%, 10/15/19 (k)	2,000	1,999
Total U.S. Treasury Obligations (Cost $1,999)		1,999

Commercial Papers (1.3%)
Energy Transfer Part LP, 2.69%, 10/1/19(k)	2,500,000	2,500
Jabil, Inc., 2.55%, 10/1/19(k)	1,500,000	1,500
Total Commercial Papers (Cost $4,000)		4,000

Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85%(l)	1,120,135	1,120
Total Collateral for Securities Loaned (Cost $1,120)		1,120
Total Investments (Cost $298,172) — 99.6%		299,487
Other assets in excess of liabilities — 0.4%		1,253
NET ASSETS - 100.00%		$300,740

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $142,933 (thousand) and amounted to 47.5% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Securities issued by government-sponsored enterprises.
(f)	Interest only commercial mortgage-backed security.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Security purchased on a when-issued basis.
(i)	Rounds to less than $1.
(j)	All or a portion of this security is on loan.
(k)	Rate represents the effective yield at September 30, 2019.
(l)	Rate disclosed is the daily yield on September 30, 2019.
(m)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.